UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue, 32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

Willkie Farr & Gallagher LLP

1875 K Street, N.W.

Washington, DC 20006-1238

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2026

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) [17 CFR § 270.30e-1], is attached hereto.

KraneShares Trust

KraneShares CSI China Internet ETF

Ticker: KWEB

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares CSI China Internet ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kweb/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares CSI China Internet ETF	$64	0.69%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KWEB	-15.27	-13.65	-15.65Footnote Reference(a)

(a) CSI Overseas China Internet Index

The KraneShares CSI China Internet ETF seeks to provide investment results that, before expenses and fees, correspond generally to the price and yield performance of the CSI Overseas China Internet Index (the "Underlying Index"), which is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the Internet and Internet-related sectors, as defined by the index sponsor, China Securities Index Co., Ltd.

China’s internet equities underperformed the broader Chinese equity market, as measured by the MSCI China All Shares Index, due to intense competition in China's E-Commerce industry, which weighed on the margins of large-cap e-commerce firms. Also, geopolitical headwinds, including tariffs, weighed on foreign investor sentiment towards China, further detracting from their performance. However, growth in artificial intelligence and cloud computing services remained strong for many China internet companies during the period.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares CSI China Internet ETF	MSCI China All Shares Index (USD) (NR)Footnote Reference*	CSI Overseas China Internet Index (USD) (PR)Footnote Reference†
Mar/16	$10,000	$10,000	$10,000
Mar/17	$11,951	$11,165	$11,825
Mar/18	$17,403	$14,481	$17,241
Mar/19	$13,846	$13,494	$13,813
Mar/20	$13,312	$12,691	$13,283
Mar/21	$22,334	$18,507	$22,482
Mar/22	$9,382	$14,029	$9,479
Mar/23	$9,932	$13,125	$10,081
Mar/24	$8,494	$10,942	$8,625
Mar/25	$11,648	$14,057	$11,740
Mar/26	$9,869	$15,513	$9,903
Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
KraneShares CSI China Internet ETF	-15.27%	-15.07%	-0.13%
MSCI China All Shares Index (USD) (NR)Footnote Reference*	10.36%	-3.47%	4.49%
CSI Overseas China Internet Index (USD) (PR)Footnote Reference†	-15.65%	-15.12%	-0.10%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kweb/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,033,567,122	32	$52,896,988	45%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Financials	2.1%
Short-Term InvestmentFootnote Reference†	2.7%
Real Estate	4.3%
Industrials	6.5%
Consumer Staples	8.3%
Communication Services	37.3%
Consumer Discretionary	41.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote†	This security, or a portion thereof, was purchased with cash collateral held from securities on loan.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tencent Holdings	10.1%
Alibaba Group Holding	8.9%
PDD Holdings ADR	8.8%
Meituan, Cl B	7.4%
NetEase	5.9%
JD.com, Cl A	4.9%
KE Holdings, Cl A	4.3%
Baidu, Cl A	4.3%
JD Health International	4.0%
Full Truck Alliance ADR	3.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/kweb/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kweb/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares CSI China Internet ETF: KWEB

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KWEB-AR-2026

KraneShares Trust

KraneShares Bosera MSCI China A 50 Connect Index ETF

Ticker: KBA

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares Bosera MSCI China A 50 Connect Index ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kba/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Bosera MSCI China A 50 Connect Index ETF	$64	0.56%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KBA	27.37	30.13	29.34Footnote Reference(a)

(a) MSCI China A 50 Connect Index

The KraneShares Bosera MSCI China A 50 Connect Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI China A 50 Connect Index (the "Underlying Index"). The Underlying Index is constructed from the MSCI China A Index (the "Parent Index"), a broad-based benchmark index, which captures large and mid-capitalization China A-shares listed on the Shanghai Stock Exchange and/or the Shenzhen Stock Exchange and accessible through the Northbound Stock Connect program. The Underlying Index is designed to reflect the performance of the 50 largest securities representing each Global Industry Classification Standard (GICS) sector at the sector weight allocation of the Parent Index.

China’s A-share market outperformed China’s equity market more broadly, as measured by the MSCI China All Shares Index, during the period. China’s A-share market benefited from strong performance in chipmakers and other technology hardware producers amid expectations of robust domestic demand for AI and cloud computing.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares Bosera MSCI China A 50 Connect Index ETF	MSCI China All Shares Index (USD) (NR)Footnote Reference*	Custom Blended KBA IndexFootnote Reference†
Mar/16	$10,000	$10,000	$10,000
Mar/17	$9,796	$11,165	$10,140
Mar/18	$12,018	$14,481	$11,964
Mar/19	$11,535	$13,494	$11,273
Mar/20	$10,845	$12,691	$10,690
Mar/21	$16,268	$18,507	$16,152
Mar/22	$14,972	$14,029	$14,911
Mar/23	$13,081	$13,125	$13,185
Mar/24	$11,016	$10,942	$11,177
Mar/25	$12,405	$14,057	$12,679
Mar/26	$15,800	$15,513	$16,398
Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	Custom Blended KBA Index consists of: MSCI China A Index (inception to October 23, 2014), MSCI China A International Index (October 23, 2024 to December 26, 2017), MSCI China A Inclusion Index (December 27, 2017 to May 29, 2019), MSCI China A Index (May 29, 2019 to January 5. 2022), and MSCI China A 50 Connect Index (January 6, 2022 to present).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
KraneShares Bosera MSCI China A 50 Connect Index ETF	27.37%	-0.58%	4.68%
MSCI China All Shares Index (USD) (NR)Footnote Reference*	10.36%	-3.47%	4.49%
Custom Blended KBA IndexFootnote Reference†	29.34%	0.30%	5.07%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kba/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$170,401,301	52	$1,120,396	55%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	0.6%
Communication Services	1.7%
Energy	3.4%
Utilities	3.5%
Health Care	4.4%
Consumer Discretionary	6.2%
Consumer Staples	7.7%
Materials	11.4%
Industrials	16.5%
Financials	20.2%
Information Technology	23.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Contemporary Amperex Technology, Cl A	8.5%
Zijin Mining Group, Cl A	6.1%
Kweichow Moutai, Cl A	5.2%
Zhongji Innolight, Cl A	4.6%
Foxconn Industrial Internet, Cl A	4.6%
BYD, Cl A	4.2%
Hygon Information Technology, Cl A	3.5%
Eoptolink Technology, Cl A	3.2%
China Merchants Bank, Cl A	3.1%
Cambricon Technologies, Cl A	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/kba/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and sub-advisory agreement. In anticipation of the Transaction, the Board approved new advisory and sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of both the new advisory agreement and the Fund’s reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval, the Board also approved interim advisory and sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kba/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Bosera MSCI China A 50 Connect Index ETF: KBA

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KBA-AR-2026

KraneShares Trust

KraneShares MSCI One Belt One Road Index ETF

Ticker: OBOR

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares MSCI One Belt One Road Index ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/obor/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI One Belt One Road Index ETF	$90	0.79%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
OBOR	27.53	29.24	29.28Footnote Reference(a)

(a) MSCI Global China Infrastructure Exposure Index

The KraneShares MSCI One Belt One Road Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI Global China Infrastructure Exposure Index (the Underlying Index). The Underlying Index aims to identify potential beneficiaries of the "Belt & Road" or "One Belt One Road" initiative by the central government in China based on how their geography, revenue, and sector attributes align with the broad theme. The Fund seeks to capture potential upside for the companies involved in China's Belt & Road Initiative.

Equities involved in China’s Belt & Road Initiative outperformed global equity markets, as measured by the MSCI ACWI Index, during the period. The Fund benefited from the strong performance of suppliers of raw materials, which experienced a windfall as global supply became constrained by tensions in the Strait of Hormuz.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares MSCI One Belt One Road Index ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI Global China Infrastructure Exposure Index (NR)Footnote Reference†
Sep/17	$10,000	$10,000	$10,000
Mar/18	$10,267	$10,644	$10,309
Mar/19	$9,759	$10,921	$9,922
Mar/20	$7,634	$9,692	$7,971
Mar/21	$12,659	$14,983	$13,358
Mar/22	$12,519	$16,074	$13,216
Mar/23	$10,643	$14,878	$11,274
Mar/24	$10,281	$18,333	$11,035
Mar/25	$11,038	$19,643	$11,911
Mar/26	$14,078	$23,574	$15,398
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
KraneShares MSCI One Belt One Road Index ETF	27.53%	2.15%	4.07%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	20.01%	9.49%	10.53%
MSCI Global China Infrastructure Exposure Index (NR)Footnote Reference†	29.28%	2.88%	5.17%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on September 7, 2017. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/obor/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,064,962	118	$29,570	29%

What did the Fund invest in?

 Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	1.7%
Turkey	1.4%
Kazakhstan	1.7%
Malaysia	1.8%
Israel	2.6%
India	3.3%
Thailand	3.3%
Poland	3.3%
Indonesia	5.1%
Kuwait	9.0%
Singapore	11.1%
South Africa	11.5%
China	43.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Kuwait Finance House	8.8%
Oversea-Chinese Banking	8.1%
Valterra Platinum	6.0%
China Yangtze Power, Cl A	4.3%
Impala Platinum Holdings	3.4%
KGHM Polska Miedz	3.3%
PTT NVDR	3.3%
China Petroleum & Chemical, Cl H	2.0%
Northam Platinum Holdings	1.9%
Singapore Technologies Engineering	1.9%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/obor/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/obor/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares MSCI One Belt One Road Index ETF: OBOR

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

OBOR-AR-2026

KraneShares Trust

KraneShares Emerging Markets Consumer Technology Index ETF

Ticker: KEMQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares Emerging Markets Consumer Technology Index ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kemq/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Emerging Markets Consumer Technology Index ETF	$55	0.49%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KEMQ	25.77	28.16	26.32Footnote Reference(a)

(a) Solactive Emerging Markets Consumer Technology Index

The KraneShares Emerging Markets Consumer Technology Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Solactive Emerging Markets Consumer Technology Index (the "Underlying Index"). The Underlying Index selects companies from 26 eligible countries within emerging markets whose primary business or businesses are internet retail, internet software/services, purchase, payment processing, semiconductor production, or software for internet and e-commerce transactions.

Emerging market consumer technology equities underperformed emerging market equities more broadly, as measured by the MSCI Emerging Markets Index, during the period, due to the outsized performance of broad beta exposure to Latin America amid strong headline economic growth. Emerging markets consumer technology equities benefited from continued strong demand for AI chips from key global manufacturers, including Taiwan Semiconductor Manufacturing (TSMC) and SK Hynix, both of which are in Emerging Markets.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares Emerging Markets Consumer Technology Index ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	Solactive Emerging Markets Consumer Technology Index (USD) (TR)Footnote Reference†
Oct/17	$10,000	$10,000	$10,000
Mar/18	$10,592	$10,546	$10,802
Mar/19	$9,176	$9,765	$9,421
Mar/20	$7,957	$8,038	$8,225
Mar/21	$13,355	$12,731	$13,922
Mar/22	$7,537	$11,284	$7,987
Mar/23	$6,384	$10,076	$6,831
Mar/24	$6,226	$10,898	$6,643
Mar/25	$7,746	$11,779	$8,301
Mar/26	$9,742	$15,260	$10,486
Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
KraneShares Emerging Markets Consumer Technology Index ETF	25.77%	-6.11%	-0.31%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	29.55%	3.69%	5.11%
Solactive Emerging Markets Consumer Technology Index (USD) (TR)Footnote Reference†	26.32%	-5.51%	0.56%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on October 11, 2017. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kemq/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$47,148,281	53	$167,765	72%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	0.0%
Greece	0.7%
Australia	0.7%
Uruguay	0.9%
Indonesia	1.0%
Japan	2.5%
Brazil	3.5%
Singapore	3.5%
India	4.2%
South Africa	5.5%
Taiwan	12.6%
South Korea	18.8%
China	45.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Meituan, Cl B	4.0%
JD.com, Cl A	3.9%
PDD Holdings ADR	3.7%
Taiwan Semiconductor Manufacturing	3.6%
Sea ADR	3.5%
NetEase	3.4%
Alibaba Group Holding	3.4%
Tencent Holdings	3.3%
Naspers, Cl N	3.3%
SK hynix	3.1%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/kemq/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kemq/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Emerging Markets Consumer Technology Index ETF: KEMQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KEMQ-AR-2026

KraneShares Trust

KraneShares MSCI China Clean Technology Index ETF

Ticker: KGRN

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares MSCI China Clean Technology Index ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kgrn/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI China Clean Technology Index ETF	$83	0.79%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KGRN	10.87	12.38	11.96Footnote Reference(a)

(a) MSCI China IMI Environment 10/40 Index

The KraneShares MSCI China Clean Technology Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI China IMI Environment 10/40 Index (the "Underlying Index"). The Underlying Index comprises securities that derive at least 50% of their revenues from environmentally beneficial products and services. The Underlying Index is based on four key clean technology themes: (1) Alternative Energy, (2) Sustainable Water, (3) Pollution Prevention and (4) Energy Efficiency. The Underlying Index is designed to measure the performance of Chinese companies that focus on contributing to a more environmentally sustainable economy by making efficient use of scarce natural resources or by mitigating the impact of environmental degradation.

China’s clean technology equities outperformed the broader China equity market, as measured by the MSCI China All Shares Index, during the period. China's clean technology equities benefited from higher oil prices, leading to speculation of an acceleration in China’s transition to renewables, as well as agreements among leading solar panel manufacturers to curb production and raise their profitability.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares MSCI China Clean Technology Index ETF	MSCI China All Shares Index (USD) (NR)Footnote Reference*	MSCI China IMI Environment 10/40 Index (USD) (NR)Footnote Reference*Footnote Reference†
Oct/17	$10,000	$10,000	$10,000
Mar/18	$9,544	$10,289	$9,569
Mar/19	$8,277	$9,588	$8,373
Mar/20	$7,187	$9,018	$7,274
Mar/21	$17,466	$13,150	$16,965
Mar/22	$15,962	$9,968	$15,018
Mar/23	$12,656	$9,326	$11,762
Mar/24	$9,091	$7,775	$8,505
Mar/25	$11,552	$9,988	$10,935
Mar/26	$12,807	$11,023	$12,243
Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	IMI - Investable Market Index

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
KraneShares MSCI China Clean Technology Index ETF	10.87%	-6.02%	2.96%
MSCI China All Shares Index (USD) (NR)Footnote Reference*	10.36%	-3.47%	1.16%
MSCI China IMI Environment 10/40 Index (USD) (NR)Footnote Reference*Footnote Reference†	11.96%	-6.32%	2.42%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on October 12, 2017. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kgrn/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$61,608,429	50	$460,282	35%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Information Technology	14.6%
Utilities	19.7%
Industrials	26.3%
Consumer Discretionary	39.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
BYD, Cl H	9.0%
Li Auto, Cl A	8.6%
XPeng, Cl A	8.5%
Contemporary Amperex Technology, Cl A	6.8%
NIO, Cl A	4.8%
CGN Power, Cl H	4.8%
China Yangtze Power, Cl A	4.7%
GDS Holdings, Cl A	3.9%
Contemporary Amperex Technology, Cl H	3.6%
Zhejiang Leapmotor Technology, Cl H	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/kgrn/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kgrn/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares MSCI China Clean Technology Index ETF: KGRN

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KGRN-AR-2026

KraneShares Trust

KraneShares Electric Vehicles and Future Mobility Index ETF

Ticker: KARS

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares Electric Vehicles and Future Mobility Index ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kars/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Electric Vehicles and Future Mobility Index ETF	$86	0.69%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KARS	48.24	52.42	48.46Footnote Reference(a)

(a) Bloomberg Electric Vehicles Index

The KraneShares Electric Vehicle & Future Mobility Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Bloomberg Electric Vehicles Index (the "Underlying Index"). The Underlying Index seeks to measure the performance of companies that are engaged in the production of electric vehicles, their components, or other initiatives that may change the future of mobility. This includes electric vehicles, autonomous driving, lithium and/or copper production, lithium-ion/lead acid battery production, hydrogen fuel cell manufacturing, and/or electric infrastructure businesses.

The global electric vehicle (“EV”) and future mobility ecosystem outperformed global equity markets, as measured by the MSCI ACWI Index, during the period. EVs and future mobility companies benefited from strong adoption trends, especially in China, a softer-than-expected political backlash against pro-EV policies in the United States, and an oil price shock that sparked speculation it could accelerate the electrification of transportation worldwide.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares Electric Vehicles and Future Mobility Index ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Custom Blended KARS IndexFootnote Reference‡
Jan/18	$10,000	$10,000	$10,000
Mar/18	$9,320	$9,464	$9,287
Mar/19	$8,370	$9,710	$8,307
Mar/20	$7,856	$8,617	$7,812
Mar/21	$17,476	$13,322	$17,567
Mar/22	$17,484	$14,291	$17,951
Mar/23	$13,676	$13,228	$14,081
Mar/24	$10,132	$16,299	$10,567
Mar/25	$9,639	$17,465	$10,069
Mar/26	$14,289	$20,960	$14,949
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	Custom Blended KARS Index consists of: Solactive Electric Vehicles and Future Mobility Index (Inception to June 15, 2021) and Bloomberg Electric Vehicles Total Return Index (June 16, 2021 to present).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
KraneShares Electric Vehicles and Future Mobility Index ETF	48.24%	-3.95%	4.45%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	20.01%	9.49%	9.44%
Custom Blended KARS IndexFootnote Reference‡	48.46%	-3.18%	5.02%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on January 18, 2018. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kars/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$73,782,461	80	$495,924	69%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	0.6%
Hong Kong	0.4%
Indonesia	0.6%
Belgium	1.0%
Chile	2.5%
Short-Term InvestmentFootnote Reference†	2.8%
Singapore	3.9%
Germany	4.6%
Japan	5.0%
Australia	7.5%
South Korea	7.9%
United States	15.9%
China	49.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote†	This security, or a portion thereof, was purchased with cash collateral held from securities on loan.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
BYD, Cl A	5.0%
Albemarle	4.4%
Contemporary Amperex Technology, Cl A	4.4%
Panasonic Holdings	4.2%
STMicroelectronics	3.9%
Tesla	3.8%
Xiaomi, Cl B	3.7%
Bayerische Motoren Werke	3.4%
Geely Automobile Holdings	3.2%
NIO, Cl A	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/kars/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kars/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Electric Vehicles and Future Mobility Index ETF: KARS

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KARS-AR-2026

KraneShares Trust

KraneShares MSCI All China Health Care Index ETF

Ticker: KURE

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares MSCI All China Health Care Index ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kure/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI All China Health Care Index ETF	$69	0.65%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KURE	12.90	13.84	13.67Footnote Reference(a)

(a) MSCI China All Shares Health Care 10/40 Index

The KraneShares MSCI All China Health Care Index ETF seeks to provide investment results that, before fees and expenses, track the price and yield performance of the MSCI China All Shares Health Care 10/40 Index (the "Underlying Index"). The Underlying Index captures large and mid-cap representation across China A‐shares, B‐shares, H‐shares, Red‐chips, P‐chips, and foreign listings (e.g. American depositary receipts). The Underlying Index is designed to reflect the various China equity share classes, including those listed in Hong Kong, Shanghai, Shenzhen, and outside of China.

China’s health care equities outperformed the broader China equity market, as measured by the MSCI China All Shares Index, during the period. China’s health care equities benefited from a surge in deals between China-based and multinational pharmaceutical companies to distribute treatments developed in China in external markets, as well as the shortening of the review period of innovative drugs for domestic distribution.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares MSCI All China Health Care Index ETF	MSCI China All Shares Index (USD) (NR)Footnote Reference*	MSCI China All Shares Healthcare 10/40 Index (USD) (NR)Footnote Reference*
Jan/18	$10,000	$10,000	$10,000
Mar/18	$10,660	$9,079	$10,746
Mar/19	$8,955	$8,460	$8,951
Mar/20	$9,578	$7,958	$9,649
Mar/21	$15,426	$11,604	$15,776
Mar/22	$10,971	$8,796	$11,353
Mar/23	$9,583	$8,230	$9,942
Mar/24	$6,794	$6,861	$7,116
Mar/25	$7,336	$8,814	$7,736
Mar/26	$8,283	$9,727	$8,794
Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
KraneShares MSCI All China Health Care Index ETF	12.90%	-11.69%	-2.28%
MSCI China All Shares Index (USD) (NR)Footnote Reference*	10.36%	-3.47%	-0.34%
MSCI China All Shares Healthcare 10/40 Index (USD) (NR)Footnote Reference*	13.67%	-11.03%	-1.56%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on January 31, 2018. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kure/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$80,418,442	53	$587,928	73%

What did the Fund invest in?

Sector/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term InvestmentFootnote Reference†	1.6%
Health Care Providers & Services	6.2%
Health Care Equipment & Supplies	9.6%
Life Sciences Tools & Services	20.0%
Pharmaceuticals	31.6%
Biotechnology	32.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote†	This security, or a portion thereof, was purchased with cash collateral held from securities on loan.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Innovent Biologics	8.7%
BeOne Medicines, Cl H	8.2%
Wuxi Biologics Cayman	6.6%
Akeso	5.7%
WuXi AppTec, Cl A	5.7%
Jiangsu Hengrui Pharmaceuticals, Cl A	4.6%
Shenzhen Mindray Bio-Medical Electronics, Cl A	4.3%
Sino Biopharmaceutical	4.2%
CSPC Pharmaceutical Group	3.6%
Hansoh Pharmaceutical Group	3.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/kure/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kure/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares MSCI All China Health Care Index ETF: KURE

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KURE-AR-2026

KraneShares Trust

KraneShares Asia Pacific High Income USD Bond ETF

Ticker: KHYB

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares Asia Pacific High Income USD Bond ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/khyb/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Asia Pacific High Income USD Bond ETF	$71	0.69%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KHYB^	6.30	6.63	N/A

^ Fund is actively managed and does not track an Underlying Index

The KraneShares Asia Pacific High Income U.S.D. Bond ETF seeks to provide a total return that, before fees and expenses, exceeds that of the JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate (the "Benchmark Index") over a complete market cycle. The Benchmark Index is comprised of liquid U.S. dollar-denominated debt instruments issued out of Asia ex-Japan and is market capitalization weighted. The Underlying Index is limited to issuers classified as noninvestment grade based on the middle rating between Moody's, Fitch, and S&P.

The Asia ex-Japan U.S. dollar-denominated high yield bond market outperformed Asian fixed income more broadly, as measured by the JP Morgan Asia Credit Index, during the period. Asian high yield bonds demonstrated relative resilience in the wake of the oil price shock caused by Middle Eastern tensions in March and continued to benefit from a recovery in the bonds issued by China-based real estate developers.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares Asia Pacific High Income USD Bond ETF	JP Morgan Asia Credit Index (JACI) (USD) (TR)Footnote Reference*	Custom Blended KHYB IndexFootnote Reference†
Jun/18	$10,000	$10,000	$10,000
Mar/19	$10,572	$10,665	$10,884
Mar/20	$10,178	$10,915	$10,527
Mar/21	$11,432	$11,897	$11,869
Mar/22	$9,177	$11,006	$9,296
Mar/23	$9,136	$10,714	$9,238
Mar/24	$9,759	$11,343	$9,547
Mar/25	$10,533	$12,095	$10,584
Mar/26	$11,197	$12,737	$11,271
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Custom Blended KHYB Index consist of: Solactive USD China Corporate High Yield Bond Index (Inception to July 31, 2021) and JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (August 1, 2021 to present.)

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
KraneShares Asia Pacific High Income USD Bond ETF	6.30%	-0.42%	1.47%
JP Morgan Asia Credit Index (JACI) (USD) (TR)Footnote Reference*	5.31%	1.37%	3.16%
Custom Blended KHYB IndexFootnote Reference†	6.49%	-1.03%	1.55%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on June 26, 2018. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/khyb/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,375,176	66	$148,775	198%

What did the Fund invest in?

 Country WeightingsFootnote Reference*Footnote Reference^

Table Summary
Value	Value
Other Countries	1.1%
Philippines	1.3%
Japan	1.3%
Sri Lanka	2.2%
Thailand	3.8%
Pakistan	4.3%
United Kingdom	4.8%
Mongolia	5.1%
Indonesia	6.1%
Macau	9.6%
Hong Kong	14.7%
India	17.5%
China	20.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Credit Quality WeightingsFootnote Reference*

Table Summary
Value	Value
CC-	0.5%
B-	1.2%
A-	1.2%
BBB-	2.6%
CCC+	4.4%
BB	5.1%
B	6.6%
BB+	7.5%
B+	12.9%
BB-	14.5%
Not Rated / Rating Unavailable	36.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/khyb/#fund-documents or upon request at 1-855-857-2638.

Effective September 1, 2025, the Fund’s sub-adviser, Nikko Asset Management Americas Inc., changed its name to Amova Asset Management Americas, Inc.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/khyb/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Asia Pacific High Income USD Bond ETF: KHYB

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KHYB-AR-2026

KraneShares Trust

KraneShares MSCI Emerging Markets ex China Index ETF

Ticker: KEMX

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares MSCI Emerging Markets ex China Index ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kemx/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI Emerging Markets ex China Index ETF	$29	0.24%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KEMX	43.97	50.31	41.30Footnote Reference(a)

(a) MSCI Emerging Markets ex China Index

The KraneShares MSCI Emerging Markets ex China Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the MSCI Emerging Markets ex China Index (the “Underlying Index”).

Emerging markets ex-China equities outperformed broad emerging market equities (including China), as measured by the MSCI Emerging Markets Index, during the period. Emerging markets ex-China benefited from improving regional economies in Latin America and a weaker U.S. dollar.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares MSCI Emerging Markets ex China Index ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI Emerging Markets ex China Index (USD) (NR)Footnote Reference*Footnote Reference†
Apr/19	$10,000	$10,000	$10,000
Mar/20	$7,569	$8,005	$7,371
Mar/21	$12,957	$12,679	$12,440
Mar/22	$13,031	$11,238	$12,697
Mar/23	$11,451	$10,036	$11,006
Mar/24	$13,589	$10,854	$13,263
Mar/25	$13,383	$11,732	$12,979
Mar/26	$19,268	$15,199	$18,339
Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	The Fund's inception date predates the MSCI Emerging Markets ex China Index's inception date of March 9, 2017. Accordingly, the MSCI Emerging Markets ex China Index does not have 10 calendar years of performance and the table instead reflects the MSCI Emerging Markets ex China Index's performance for 1 year, five years, and from its inception on March 9, 2017.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
KraneShares MSCI Emerging Markets ex China Index ETF	43.97%	8.26%	9.86%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	29.55%	3.69%	6.19%
MSCI Emerging Markets ex China Index (USD) (NR)Footnote Reference*Footnote Reference†	41.30%	8.07%	9.08%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on April 11, 2019. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kemx/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$100,768,776	286	$165,961	27%

What did the Fund invest in?

 Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	5.5%
Chile	1.0%
Thailand	1.5%
United Arab Emirates	1.5%
Indonesia	1.6%
Poland	2.1%
Malaysia	2.1%
Mexico	4.0%
South Africa	4.3%
Brazil	7.5%
India	17.5%
South Korea	22.9%
Taiwan	27.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	14.7%
Samsung Electronics	6.5%
SK hynix	3.8%
Reliance Industries	1.2%
MediaTek	1.2%
Delta Electronics	1.2%
Accton Technology	1.1%
ICICI Bank	1.0%
Vale	1.0%
HDFC Bank	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kemx/#documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kemx/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares MSCI Emerging Markets ex China Index ETF: KEMX

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KEMX-AR-2026

KraneShares Trust

KraneShares Global Carbon Strategy ETF

Ticker: KRBN

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares Global Carbon Strategy ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/krbn/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Global Carbon Strategy ETF	$82	0.79%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KRBN	6.82	7.22	8.23Footnote Reference(a)

(a) S&P Global Carbon Credit Index

The KraneShares Global Carbon Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the S&P Global Carbon Credit Index Excess Return (the “Index”), plus any returns from any available collateral. The Index is comprised of futures contracts on emission allowances issued by various “cap and trade” regulatory regimes that seek to reduce greenhouse gas emissions over time.

Futures on allowances issued by the Regional Greenhouse Initiative (RGGI), which covers the Northeastern United States, contributed the most to the Fund’s positive performance during the period. Futures on allowances issued by the European Union (EU) also contributed to the Fund’s positive performance during the period. Meanwhile, futures on allowances issued by authorities in Washington State, the United Kingdom (UK), and California, whose system also covers Quebec, Canada, detracted from the Fund’s performance.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares Global Carbon Strategy ETF	S&P 500 Index (USD) (TR)Footnote Reference*	S&P Global Carbon Credit Index (USD) (TR)Footnote Reference*
Jul/20	$10,000	$10,000	$10,000
Mar/21	$14,195	$12,329	$14,161
Mar/22	$23,380	$14,258	$23,392
Mar/23	$24,415	$13,156	$24,772
Mar/24	$20,469	$17,088	$20,960
Mar/25	$20,171	$18,498	$21,120
Mar/26	$21,546	$21,791	$22,860
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
KraneShares Global Carbon Strategy ETF	6.82%	8.70%	14.49%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.71%
S&P Global Carbon Credit Index (USD) (TR)Footnote Reference*	8.23%	10.05%	15.69%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on July 29, 2020. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/krbn/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$131,672,361	9	$1,268,620	50%

What did the Fund invest in?

Market ExposureFootnote Reference*

Table Summary
Allowance Exposure:
Futures	48.4%
Index Linked Note	51.7%
Collateral and Currency Management:
Short-Term Investment, GVMXX	5.1%
Exchange-Traded Fund	64.1%
Index Linked Note	19.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.

Allowance BreakdownFootnote Reference^

Data as of 3/31/2026

WSH 2025 Future 5.9%
UKA 2026 Future 3.9%
REG 2026 Future 5.7%
EUA 2026 Future 6.3%
EUA 2026 Note 51.7%
CCA 2026 Future 26.6%

Table Summary
Value	Value
EUA 2026 Note	51.7%
CCA 2026 Future	26.6%
EUA 2026 Future	6.3%
REG 2026 Future	5.7%
UKA 2026 Future	3.9%
WSH 2025 Future	5.9%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/krbn/#fund-documents or upon request at 1-855-857-2638.

Effective November 3, 2025, the Fund changed from tracking the “Total Return” version of its underlying index to the “Excess Return” version of its underlying index.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/krbn/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Global Carbon Strategy ETF: KRBN

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KRBN-AR-2026

KraneShares Trust

KraneShares Value Line® Dynamic Dividend Equity Index ETF

Ticker: KVLE

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares Value Line® Dynamic Dividend Equity Index ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kvle/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Value Line® Dynamic Dividend Equity Index ETF	$59	0.56%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KVLE	9.31	9.31	9.07Footnote Reference(a)

(a) Value Line® Dynamic Dividend Equity Index

The KraneShares Value Line® Dynamic Dividend Equity Index ETF seeks to provide investment results that correspond generally to the price and yield performance of the Value Line® Dynamic Dividend Equity Index (the "Underlying Index"). The Underlying Index introduces a market-adaptive approach to investing in U.S. large-cap companies. The strategy seeks to identify U.S. companies whose equity securities pay a high dividend yield and are the highest rated by Value Line®'s Safety™ and Timeliness™ Ranking Systems. Careful quantitative modeling, which incorporates a unique set of risk management tools, adjusts the beta of the overall portfolio based on the market environment. The index is rebalanced monthly.

The Fund underperformed the broad U.S. equity market, as measured by the S&P 500 Index, during the period, largely due to its value tilt relative to broader indexes. The information technology stocks held by the Fund contributed the most to its positive performance for the period. Meanwhile, the Consumer Staples stocks held by the Fund detracted the most from performance.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares Value Line® Dynamic Dividend Equity Index ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Value Line® Dynamic Dividend Equity Index (USD) (NR)Footnote Reference†
Nov/20	$10,000	$10,000	$10,000
Mar/21	$11,546	$11,165	$11,529
Mar/22	$13,003	$12,912	$12,966
Mar/23	$13,027	$11,914	$12,950
Mar/24	$14,650	$15,474	$14,522
Mar/25	$16,307	$16,751	$16,083
Mar/26	$17,825	$19,733	$17,542
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
KraneShares Value Line® Dynamic Dividend Equity Index ETF	9.31%	9.07%	11.40%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	13.54%
Value Line® Dynamic Dividend Equity Index (USD) (NR)Footnote Reference†	9.07%	8.76%	11.07%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on November 23, 2020. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kvle/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,829,581	75	$144,818	112%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	1.5%
Utilities	2.3%
Energy	3.6%
Communication Services	4.1%
Health Care	8.8%
Consumer Staples	9.0%
Real Estate	10.4%
Consumer Discretionary	10.9%
Industrials	11.6%
Financials	11.7%
Information Technology	26.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	6.8%
Microsoft	5.7%
Broadcom	3.2%
Alphabet, Cl C	2.6%
Johnson & Johnson	2.5%
JPMorgan Chase	2.4%
AbbVie	2.2%
Goldman Sachs Group	2.1%
Cisco Systems	2.0%
Texas Instruments	1.8%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kvle/#documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kvle/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Value Line® Dynamic Dividend Equity Index ETF: KVLE

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KVLE-AR-2026

KraneShares Trust

KraneShares Mount Lucas Managed Futures Index Strategy ETF

Ticker: KMLM

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares Mount Lucas Managed Futures Index Strategy ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kmlm/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Mount Lucas Managed Futures Index Strategy ETF	$94	0.90%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KMLM	8.02	8.56	9.26Footnote Reference(a)

(a) KFA MLM Index

The KraneShares Mount Lucas Managed Futures Index Strategy ETF seeks to provide investment results that, before fees and expenses, track the price performance of the KFA MLM Index (the "Underlying Index"). The Index consists of a portfolio of twenty-two liquid futures contracts traded on U.S. and foreign exchanges. The Index includes futures contracts on 11 commodities, six currencies, and five global bond markets. These three baskets are weighted by their relative historical volatility, and within each basket, the constituent markets are equal dollar weighted.

The Fund’s performance over the period was mixed, Commodities contributed to performance while Currencies and Global Bonds detracted. The Fund’s positioning was short global bonds for much of the period though it did move to long positions in the US and UK bonds. The Fund entered the period long the USD, short its basket of global currencies, but as the USD weakened mid-2025, the Fund’s positioning shifted to long global currencies, short the USD. With the one exception being short Yen for much of the period trending lower. The Fund was predominantly short grain markets, long metals, long Live Cattle and short Sugar. Energy markets held mixed exposures during the period but got long Crude, Heating Oil and Unleaded Gas in 2026 as global energy markets surged on as Middle East tensions rose and the Iran War started.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares Mount Lucas Managed Futures Index Strategy ETF	Bloomberg Global Aggregate Index (USD) (TR)Footnote Reference*	KFA MLM Index (USD) (PR)Footnote Reference†
Dec/20	$10,000	$10,000	$10,000
Mar/21	$11,020	$9,693	$11,045
Mar/22	$13,468	$9,073	$13,929
Mar/23	$14,305	$8,341	$15,274
Mar/24	$14,450	$8,382	$15,558
Mar/25	$13,311	$8,637	$14,501
Mar/26	$14,378	$9,005	$15,843
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
KraneShares Mount Lucas Managed Futures Index Strategy ETF	8.02%	5.46%	7.05%
Bloomberg Global Aggregate Index (USD) (TR)Footnote Reference*	4.26%	-1.46%	-1.95%
KFA MLM Index (USD) (PR)Footnote Reference†	9.26%	7.48%	9.01%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on December 1, 2020. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kmlm/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$272,545,215	27	$1,685,059	0%

What did the Fund invest in?

 Commodity ExposureFootnote Reference*Footnote Reference^

Table Summary
Value	Value
Commodities	37.0%
Global Fixed Income	36.2%
Currencies	26.8%
Footnote	Description
Footnote*	Percentages are calculated based on total market value of commodity exposure.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Top Positions

Table Summary
Instrument	Asset Class	Exposure (%)	Top Position
JPN 10Y BOND(OSE) JUN26	Bond	33%	Top Short
NATURAL GAS FUTR JUN26	Commodity	52%	Top Short
NY HARB ULSD FUT JUN26	Commodity	16%	Top Long
JPN YEN CURR FUT JUN26	Currency	47%	Top Short
AUDUSD CRNCY FUT JUN26	Currency	72%	Top Long

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kmlm/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kmlm/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Mount Lucas Managed Futures Index Strategy ETF: KMLM

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KMLM-AR-2026

KraneShares Trust

KraneShares SSE STAR Market 50 Index ETF

Ticker: KSTR

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares SSE STAR Market 50 Index ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kstr/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares SSE STAR Market 50 Index ETF	$102	0.89%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KSTR	28.85	31.42	29.50Footnote Reference(a)

(a) Shanghai Stock Exchange Science and Technology Innovation Board 50 Index

The KraneShares SSE STAR Market 50 Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Shanghai Stock Exchange ("SSE") Science and Technology Innovation Board 50 Index (the "Underlying Index"). The Underlying Index is comprised of the 50 largest companies listed on the SSE Science and Technology Innovation Board ("STAR Market") as determined by market capitalization and liquidity.

STAR Market-listed equities outperformed China’s market more broadly, as measured by the MSCI China All Shares Index, during the period. STAR-market listed equities benefited from strong performance in chipmakers and other technology hardware producers amid expectations of robust domestic and overseas demand for AI and cloud computing.

The Underlying Index includes a name indicated in U.S. Executive Order 13959/14032(1) that was not held in the portfolio during the period.

(1) Executive Order 13959/14032, signed by President Trump on November 12, 2020, prohibits U.S. investors from purchasing or transacting in securities linked to Chinese companies identified as tied to the Chinese military (CMICs). It became effective on January 11, 2021. Executive Order 14032, signed by President Biden on June 3, 2021, amends Executive Order 13959 by maintaining the investment restrictions while allowing the Treasury Secretary, in coordination with the Secretaries of State and Defense, to update the list of prohibited companies. It also outlines procedures for U.S. persons to divest from such securities.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares SSE STAR Market 50 Index ETF	MSCI China All Shares Index (USD) (NR)Footnote Reference*	SSE Science and Technology Innovation Board 50 Index (USD, TR)Footnote Reference†
Jan/21	$10,000	$10,000	$10,000
Mar/21	$8,424	$8,896	$8,334
Mar/22	$7,504	$6,743	$7,555
Mar/23	$6,756	$6,309	$6,946
Mar/24	$4,360	$5,260	$4,688
Mar/25	$5,532	$6,757	$6,309
Mar/26	$7,128	$7,457	$8,170
Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
KraneShares SSE STAR Market 50 Index ETF	28.85%	-3.29%	-6.33%
MSCI China All Shares Index (USD) (NR)Footnote Reference*	10.36%	-3.47%	-5.51%
SSE Science and Technology Innovation Board 50 Index (USD, TR)Footnote Reference†	29.50%	-0.40%	-3.83%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on January 26, 2021. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kstr/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$81,081,466	51	$464,461	188%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Industrials	1.8%
Materials	2.7%
Consumer Discretionary	2.8%
Health Care	8.2%
Information Technology	84.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Cambricon Technologies, Cl A	10.2%
Hygon Information Technology, Cl A	9.6%
Montage Technology, Cl A	7.1%
Advanced Micro-Fabrication Equipment China, Cl A	5.2%
Verisilicon Microelectronics Shanghai, Cl A	4.1%
Biwin Storage Technology, Cl A	3.8%
Piotech, Cl A	3.4%
Shanghai United Imaging Healthcare, Cl A	3.0%
Beijing Kingsoft Office Software, Cl A	3.0%
Hwatsing Technology, Cl A	2.4%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kstr/#documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kstr/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares SSE STAR Market 50 Index ETF: KSTR

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KSTR-AR-2026

KraneShares Trust

KraneShares Hang Seng TECH Index ETF

Ticker: KTEC

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares Hang Seng TECH Index ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/ktec/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Hang Seng TECH Index ETF	$64	0.69%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KTEC	-14.71	-12.68	-13.61Footnote Reference(a)

(a) Hang Seng TECH Index

The KraneShares Hang Seng TECH Index ETF seeks to provide investment results that, before expenses and fees, correspond generally to the price and yield performance of the Hang Seng TECH Index (the "Underlying Index"). The Underlying Index is designed to track the performance of the 30 largest technology companies listed in Hong Kong with significant revenue exposure to technology themes.

Hong Kong-listed technology equities underperformed the broader Chinese equity market, as measured by the MSCI China All Shares Index, due to intense competition in China's E-Commerce industry, which weighed on the margins of large-cap e-commerce firms. Also, geopolitical headwinds, including tariffs, weighed on foreign investor sentiment towards China, further detracting from their performance. However, growth in artificial intelligence and cloud computing services remained strong for many Hong Kong-listed technology companies during the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares Hang Seng TECH Index ETF	MSCI China All Shares Index (USD) (NR)Footnote Reference*	Hang Seng TECH Index (USD) (NR)Footnote Reference*
Jun/21	$10,000	$10,000	$10,000
Mar/22	$5,572	$7,332	$5,674
Mar/23	$5,328	$6,859	$5,381
Mar/24	$4,354	$5,719	$4,392
Mar/25	$6,548	$7,346	$6,921
Mar/26	$5,585	$8,107	$5,979
Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
KraneShares Hang Seng TECH Index ETF	-14.71%	-11.40%
MSCI China All Shares Index (USD) (NR)Footnote Reference*	10.36%	-4.27%
Hang Seng TECH Index (USD) (NR)Footnote Reference*	-13.61%	-10.13%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on June 8, 2021. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/ktec/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$50,732,389	29	$356,460	71%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*Footnote Reference^

Table Summary
Value	Value
Consumer Staples	2.7%
Information Technology	20.4%
Communication Services	27.8%
Consumer Discretionary	44.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
BYD, Cl H	9.9%
Meituan, Cl B	9.8%
Xiaomi, Cl B	9.0%
Tencent Holdings	8.5%
NetEase	7.9%
JD.com, Cl A	4.5%
Alibaba Group Holding	4.5%
Kuaishou Technology, Cl B	4.4%
Baidu, Cl A	4.3%
XPeng, Cl A	3.5%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/ktec/#documents  or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/ktec/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Hang Seng TECH Index ETF: KTEC

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KTEC-AR-2026

KraneShares Trust

KraneShares California Carbon Allowance Strategy ETF

Ticker: KCCA

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares California Carbon Allowance Strategy ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kcca/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares California Carbon Allowance Strategy ETF	$76	0.79%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KCCA	-8.84	-8.33	-8.64Footnote Reference(a)

(a) S&P Carbon Credit CCA Index.

The KraneShares European Carbon Allowance Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the S&P Carbon Credit EUA Index Excess Return (the “Index”), plus any returns from any available collateral. The Index is comprised of futures contracts on emission allowances issued by a “cap and trade” regulatory regime that seeks to reduce greenhouse gas emissions over time.

Futures on allowances issued by the California Air Resources Board (CARB), which may be used in either California or Quebec, Canada, were lower, which led to the Fund’s negative performance during the period. Proposed reforms to CARB were not implemented during the period, which led to the decline in the value of the allowances.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares California Carbon Allowance Strategy ETF	S&P 500 Index (USD) (TR)Footnote Reference*	S&P Carbon Credit CCA Index (USD) (TR)Footnote Reference*
Oct/21	$10,000	$10,000	$10,000
Mar/22	$10,308	$10,609	$10,233
Mar/23	$9,603	$9,789	$9,677
Mar/24	$11,857	$12,714	$12,198
Mar/25	$8,903	$13,763	$9,354
Mar/26	$8,116	$16,214	$8,545
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
KraneShares California Carbon Allowance Strategy ETF	-8.84%	-4.54%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	11.36%
S&P Carbon Credit CCA Index (USD) (TR)Footnote Reference*	-8.64%	-3.44%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on October 4, 2021. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kcca/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$105,547,125	3	$885,540	42%

What did the Fund invest in?

Collateral ManagementFootnote Reference*

Table Summary
Short-Term Investment, GVMXX	7.2%
Exchange-Traded FundFootnote Reference**	82.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated Investment

Futures BreakdownFootnote Reference^Footnote Reference*

Data as of 3/31/2026

Table Summary
Value	Value
California	100.0%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.
Footnote*	At the latest auction, which occurred on February 18, 2026, 12.50% of allowances were purchased for Quebec-based polluters.

Material Fund Changes

https://kraneshares.com/etf/kcca/#fund-documentsThis is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kcca/#fund-documents or upon request at 1-855-857-2638.

Effective November 3, 2025, the Fund changed from tracking the “Total Return” version of its underlying index to the “Excess Return” version of its underlying index.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kcca/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares California Carbon Allowance Strategy ETF: KCCA

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KCCA-AR-2026

KraneShares Trust

KraneShares KWEB Covered Call Strategy ETF

Ticker: KLIP

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares KWEB Covered Call Strategy ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/klip/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares KWEB Covered Call Strategy ETF	$26	0.26%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KLIP^	-0.27	-0.31	N/A

^ Fund is actively managed and does not track an Underlying Index.

The KraneShares KWEB Covered Call Strategy ETF seeks to provide current income. To achieve its investment objective, the Fund employs a covered call strategy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the CSI Overseas China Internet Index or in instruments that have economic characteristics similar to those in the Index and writes (sells) covered call options on the Index or in instruments that have economic characteristics similar to writing covered call options on the Index. Currently, the Fund invests in the KraneShares CSI China Internet ETF (the "Underlying Fund"), which is an exchange-traded fund advised by Krane that seeks to track the Index, and to write (sell) covered call options on the Underlying Fund.

A decline in the volatility of China’s internet equities led to a decrease in the options premiums earned by the Fund during the period. China’s internet equities underperformed the broader Chinese equity market, as measured by the MSCI China All Shares Index, due to intense competition in China's E-Commerce industry, which weighed on the margins of large-cap e-commerce firms.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares KWEB Covered Call Strategy ETF	MSCI China All Shares Index (USD) (NR)Footnote Reference*	CSI Overseas China Internet Index (USD) (PR)Footnote Reference†
Jan/23	$10,000	$10,000	$10,000
Mar/23	$9,644	$9,652	$9,052
Mar/24	$11,021	$8,047	$7,744
Mar/25	$12,179	$10,337	$10,541
Mar/26	$12,146	$11,408	$8,892
Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
KraneShares KWEB Covered Call Strategy ETF	-0.27%	6.22%
MSCI China All Shares Index (USD) (NR)Footnote Reference*	10.36%	4.18%
CSI Overseas China Internet Index (USD) (PR)Footnote Reference†	-15.65%	-3.58%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on January 11, 2023. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/klip/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$111,303,120	8	$275,962	397%

What did the Fund invest in?

(KWEB) Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Financials	2.1%
Real Estate	4.3%
Industrials	6.4%
Consumer Staples	8.3%
Communication Services	37.3%
Consumer Discretionary	41.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets of KWEB (KraneShares CSI China Internet ETF), an investment in which the Fund holds shares. These securities are not direct holdings of the Fund itself.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
KraneShares CSI China Internet ETFFootnote Reference**	101.8%
Written OptionsFootnote Reference(1)	-2.0%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(1)	At market value.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/klip/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/klip/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares KWEB Covered Call Strategy ETF: KLIP

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KLIP-AR-2026

KraneShares Trust

KraneShares Hedgeye Hedged Equity Index ETF

Ticker: KSPY

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares Hedgeye Hedged Equity Index ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kspy/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Hedgeye Hedged Equity Index ETF	$77	0.72%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KSPY	14.92	15.13	16.83Footnote Reference(a)

(a) Hedgeye Hedged Equity Index

The KraneShares Hedgeye Hedged Equity Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Hedgeye Hedged Equity Index (the "Underlying Index"). The Underlying Index is designed to track the performance of a portfolio of large-cap securities subject to downside hedging and seeking to exhibit less volatility than a portfolio of large-cap securities alone. The Underlying Index models an investment in the S&P 500 Index, the purchase and sale of put options on the S&P 500 Index and Flexible Exchange® Options (“FLEX Options”) on an ETF that tracks the S&P 500 Index or a similar large-cap securities index, and the sale of call options on the S&P 500 Index. Fund assets not invested in options are invested in an ETF that seeks to track the S&P 500 Index.

The put options on the S&P 500 Index and the State Street SPDR S&P 500 Trust ETF held by the Fund detracted from its performance relative to the S&P 500 Index, which was up during the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares Hedgeye Hedged Equity Index ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Hedgeye Hedged Equity Index (USD) (PR)Footnote Reference†
Jul/24	$10,000	$10,000	$10,000
Sep/24	$10,064	$10,262	$10,102
Dec/24	$10,368	$10,509	$10,446
Mar/25	$10,291	$10,060	$10,390
Jun/25	$10,782	$11,161	$10,941
Sep/25	$11,475	$12,068	$11,679
Dec/25	$11,849	$12,388	$12,102
Mar/26	$11,827	$11,851	$12,139
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
KraneShares Hedgeye Hedged Equity Index ETF	14.92%	10.31%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	10.45%
Hedgeye Hedged Equity Index (USD) (PR)Footnote Reference†	16.83%	12.01%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on July 15, 2024. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kspy/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$76,784,891	4	$279,350	30%

What did the Fund invest in?

KSPY Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Not Classified	0.3%
Real Estate	2.0%
Materials	2.1%
Utilities	2.5%
Energy	4.0%
Consumer Staples	5.2%
Industrials	9.0%
Health Care	9.4%
Consumer Discretionary	9.8%
Communication Services	10.3%
Financials	12.6%
Information Technology	32.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets of SPY (SPDR S&P 500 ETF), an investment in which the Fund holds shares. These securities are not direct holdings of the Fund itself.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
State Street SPDR S&P 500 ETF Trust	98.9%
Purchased OptionFootnote Reference(1)	2.5%
Written OptionsFootnote Reference(1)	-1.8%
Footnote	Description
Footnote(1)	At market value.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kspy/#fund-documents or upon request at 1-855-857-2638.

The Board of the Trust approved the appointment of Hedgeye Asset Management, LLC (“HAM”) as sub-adviser to the Fund. In connection with this change, John McNamara was appointed as a portfolio manager of the Fund and the Adviser’s voluntary fee waiver was terminated.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kspy/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Hedgeye Hedged Equity Index ETF: KSPY

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KSPY-AR-2026

KraneShares Trust

KraneShares Artificial Intelligence and Technology ETF

Ticker: AGIX

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares Artificial Intelligence and Technology ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/agix/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Artificial Intelligence and Technology ETF	$117	1.00%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
AGIX^	33.06	35.18	N/A

^ Fund is actively managed and does not track an Underlying Index

Under normal circumstances, the KraneShares Artificial Intelligence & Technology ETF invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of artificial intelligence (AI) and technology companies and other instruments that have economic characteristics similar to such securities. The Fund considers a company to be an "AI and Technology" company if it is classified in the Technology economy within the FactSet Revere Business Industry Classification system (RBICS), which requires a company to generate at least 50% of its revenue from within the Technology economy, and has an AI Exposure Score greater than zero. An "AI and Technology" company will generally operate in the following industries, as categorized by RBICS: computer peripherals, data processing services, information technology services, internet retail, internet software/services, packaged software, semiconductors, or telecommunications equipment. An AI Exposure Score is a proprietary score used by the Underlying Index (as defined below) that attempts to quantify the exposure of a company with regard to AI. It is measured in a range from 0 (no exposure) to 5 (highest exposure) and is based on the company's public business descriptions, public filings, press releases, and financial disclosures that directly indicate involvement in AI-related business or the incorporation of AI technologies into their key operations, offerings and research and development activities.

U.S. AI equities outperformed the broader U.S. equity market, as defined by the S&P 500 Index, as expectations for the potential capabilities of AI-enabled agents rose and chipmakers’ revenues remained stable at current levels. The Fund’s allocation to the privately-held company Anthropic contributed to its positive performance during the period. The Fund acquired a position in the privately held company xAI, now known as SpaceX, following a merger, during the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares Artificial Intelligence and Technology ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Solactive Etna Artificial General Intelligence Index (USD) (NR)Footnote Reference†
Jul/24	$10,000	$10,000	$10,000
Sep/24	$10,164	$10,341	$10,090
Dec/24	$11,389	$10,590	$11,328
Mar/25	$9,876	$10,138	$9,724
Jun/25	$12,642	$11,247	$12,610
Sep/25	$14,702	$12,161	$14,286
Dec/25	$14,758	$12,483	$14,016
Mar/26	$13,141	$11,942	$12,320
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
KraneShares Artificial Intelligence and Technology ETF	33.06%	17.39%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	10.98%
Solactive Etna Artificial General Intelligence Index (USD) (NR)Footnote Reference†	26.69%	13.02%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on July 17, 2024. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/agix/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$171,473,296	57	$848,639	70%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	1.0%
Utilities	3.3%
Industrials	5.3%
Consumer Discretionary	6.0%
Communication Services	11.2%
Information Technology	72.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	5.3%
Microsoft	4.0%
Meta Platforms, Cl A	3.7%
SpaceX, Cl A	3.6%
Alphabet, Cl A	3.4%
Apple	3.3%
Broadcom	3.1%
Taiwan Semiconductor Manufacturing	2.9%
Amazon.com	2.8%
Anthropic	2.7%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/agix/#fund-documents or upon request at 1-855-857-2638.

Effective June 1, 2026, the Fund’s name changed from “KraneShares Artificial Intelligence and Technology ETF” to “KraneShares Public-Private AI and Technology ETF”. In addition, the Fund’s principal investment strategy has been updated to provide that, under normal circumstances, it will invest at least 80% of its net assets (plus borrowings for investment purposes) in the publicly traded or privately offered securities of “Artificial Intelligence (“AI”) and Technology” companies and other instruments that have economic characteristics similar to such securities.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/agix/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Artificial Intelligence and Technology ETF: AGIX

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

AGIX-AR-2026

KraneShares Trust

KraneShares Sustainable Ultra Short Duration Index ETF

Ticker: KCSH

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares Sustainable Ultra Short Duration Index ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kcsh/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Sustainable Ultra Short Duration Index ETF	$20	0.20%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KCSH	4.16	4.12	4.21Footnote Reference(a)

(a) Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index

The KraneShares Sustainable Ultra Short Duration Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Solactive ISS Sustainable Select 0-1 Year USD Corporate Investment Grade (“IG”) Index (the "Underlying Index"). The Underlying Index is designed to measure the performance of U.S. dollar denominated investment grade corporate debt securities with a maturity of up to one year that are compatible with the principal objective of the Paris Agreement, which seeks to limit temperature increases in this century to well below 2 degrees Celsius, and preferably to 1.5 degrees Celsius, above pre-industrial levels (i.e., carbon reduction target levels).

The Fund underperformed the Bloomberg U.S. Aggregate Bond Index, which benefited from interest rate cuts during the period, as the Index has a longer duration, thereby exposing it to greater interest rate risk. However, volatility in global markets toward the end of the period led to a shift to the relative safety of cash-like investments, contributing to the Fund’s positive performance for the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares Sustainable Ultra Short Duration Index ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (USD) (TR)Footnote Reference*
Jul/24	$10,000	$10,000	$10,000
Sep/24	$10,112	$10,404	$10,116
Dec/24	$10,226	$10,085	$10,235
Mar/25	$10,343	$10,366	$10,351
Jun/25	$10,458	$10,491	$10,463
Sep/25	$10,576	$10,704	$10,585
Dec/25	$10,688	$10,822	$10,699
Mar/26	$10,773	$10,817	$10,787
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
KraneShares Sustainable Ultra Short Duration Index ETF	4.16%	4.52%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	4.78%
Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (USD) (TR)Footnote Reference*	4.21%	4.60%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on July 25, 2024. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kcsh/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$174,016,994	95	$371,285	0%

What did the Fund invest in?

 Maturity WeightingsFootnote Reference*Footnote Reference^

Table Summary
Value	Value
9-12 Months	13.2%
6-9 Months	16.8%
3-6 Months	27.2%
0-3 Months	37.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
American Express	1.650%	11/04/26	2.5%
Sumitomo Mitsui Financial Group	2.632%	07/14/26	2.3%
Procter & Gamble	1.900%	02/01/27	2.3%
ASB Bank	5.346%	06/15/26	2.0%
Citigroup	4.300%	11/20/26	2.0%
JPMorgan Chase	4.125%	12/15/26	2.0%
Procter & Gamble	2.450%	11/03/26	2.0%
Toronto-Dominion Bank	1.200%	06/03/26	1.9%
Toyota Motor Credit	1.125%	06/18/26	1.8%
Goldman Sachs Group	5.950%	01/15/27	1.7%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kcsh/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kcsh/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Sustainable Ultra Short Duration Index ETF: KCSH

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KCSH-AR-2026

KraneShares Trust

KraneShares China Alpha Index ETF

Ticker: KCAI

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares China Alpha Index ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kcai/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares China Alpha Index ETF	$102	0.79%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KCAI	57.43	59.08	60.09Footnote Reference(a)

(a) Qi China Alpha Index

The KraneShares Qi China Alpha Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Qi China Alpha Index (the "Underlying Index"). The Underlying Index seeks to provide a total return that exceeds the CSI 300 Index (the "Benchmark Index") using an automated algorithmic machine learning investment process ("AI Process") developed by Quant Insight Ltd. ("Index Provider"). The CSI 300 Index is a free-float capitalization-weighted index that tracks the performance of China A-Shares issued by the 300 largest companies by market capitalization and liquidity traded on the Shanghai Stock Exchange and Shenzhen Stock Exchange.

The Fund outperformed China’s equity market more broadly, as measured by the MSCI China All Shares Index, during the period. The Fund also outperformed its benchmark index, the CSI 300 Index. The Fund benefited from relative strength in China’s A-share market during the period, as well as the alpha generated by its AI Process.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares China Alpha Index ETF	MSCI China All Shares Index (USD) (NR)Footnote Reference*	Qi China Alpha Index (USD) (NR)Footnote Reference*
Aug/24	$10,000	$10,000	$10,000
Sep/24	$11,756	$12,426	$11,808
Dec/24	$11,057	$11,561	$11,128
Mar/25	$11,102	$12,627	$11,178
Jun/25	$12,341	$12,922	$12,468
Sep/25	$15,326	$15,565	$15,562
Dec/25	$16,905	$14,907	$17,260
Mar/26	$17,477	$13,935	$17,896
Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
KraneShares China Alpha Index ETF	57.43%	42.01%
MSCI China All Shares Index (USD) (NR)Footnote Reference*	10.36%	23.18%
Qi China Alpha Index (USD) (NR)Footnote Reference*	60.09%	44.14%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on August 27, 2024. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kcai/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,014,037	40	$78,132	174%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Discretionary	9.4%
Information Technology	13.4%
Materials	14.3%
Industrials	21.3%
Financials	41.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Eoptolink Technology, Cl A	3.4%
Satellite Chemical, Cl A	3.4%
China Construction Bank, Cl A	3.3%
Bank of China, Cl A	3.3%
Industrial & Commercial Bank of China, Cl A	3.3%
Ningxia Baofeng Energy Group, Cl A	3.3%
Huaxia Bank, Cl A	3.3%
Bank of Communications, Cl A	3.2%
Shanghai Pudong Development Bank, Cl A	3.2%
Bank of Jiangsu, Cl A	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kcai/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kcai/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares China Alpha Index ETF: KCAI

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KCAI-AR-2026

KraneShares Trust

KraneShares Man Buyout Beta Index ETF

Ticker: BUYO

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares Man Buyout Beta Index ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/buyo/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Man Buyout Beta Index ETF	$99	0.89%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
BUYO	21.78	21.83	22.95Footnote Reference(a)

(a) Man Buyout Beta Index

The KraneShares Man Buyout Beta Index ETF seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific equity securities index. The Fund's current index is the Man Buyout Beta Index (the "Underlying Index"). The Underlying Index is designed to provide a proxy for private equity performance and risk exposures by focusing on small- and mid-capitalization stocks with characteristics similar to companies in private equity buyout funds. A "buyout" fund is a type of fund that targets companies for acquisition or control in an attempt to enhance the value of those acquired companies. The Fund does not invest directly in private equity funds or the privately-held shares of companies, and the Fund will not attempt to acquire or control private companies.

The Fund outperformed the all-capitalization U.S. equity market, as measured by the Russell 3,000 Index, during the period, due to its overweight to the Industrials sector. The Fund’s stock selection methodology, which focuses on fundamental ratios that make companies attractive potential targets for take-private deals, helped produce this overweight.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares Man Buyout Beta Index ETF	Russell 3000 Index (USD) (TR)Footnote Reference*	Man Buyout Beta Index (USD) (TR)Footnote Reference*
Oct/24	$10,000	$10,000	$10,000
Dec/24	$10,040	$10,378	$10,059
Mar/25	$9,084	$9,888	$9,127
Jun/25	$10,024	$10,975	$10,092
Sep/25	$10,720	$11,872	$10,823
Dec/25	$11,126	$12,157	$11,256
Mar/26	$11,062	$11,676	$11,222
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
KraneShares Man Buyout Beta Index ETF	21.78%	7.06%
Russell 3000 Index (USD) (TR)Footnote Reference*	18.09%	11.04%
Man Buyout Beta Index (USD) (TR)Footnote Reference*	22.95%	8.10%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on October 7, 2024. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/buyo/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$12,436,718	291	$103,737	76%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Energy	0.1%
Utilities	2.0%
Consumer Staples	4.5%
Communication Services	6.9%
Materials	8.4%
Financials	8.9%
Health Care	11.9%
Consumer Discretionary	13.7%
Information Technology	21.5%
Industrials	22.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
DigitalOcean Holdings	1.5%
News, Cl A	1.4%
Encompass Health	1.3%
Jabil	1.2%
Millicom International Cellular	1.2%
Coherent	1.2%
Onto Innovation	1.2%
Teladoc Health	1.2%
Tapestry	1.2%
Axis Capital Holdings	1.1%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/buyo/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/buyo/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Man Buyout Beta Index ETF: BUYO

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

BUYO-AR-2026

KraneShares Trust

KraneShares Global Humanoid and Embodied Intelligence Index ETF

Ticker: KOID

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares Global Humanoid and Embodied Intelligence Index ETF (the "Fund") for the period from June 4, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/koid/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Global Humanoid and Embodied Intelligence Index ETF	$64	0.69%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the Period from Fund inception to March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KOID*	23.27%	25.88%	22.46%Footnote Reference(a)

*Return since Fund inception on June 4, 2025 (less than one year)

(a) MerQube Global Humanoid and Embodied Intelligence Index

The KraneShares Global Humanoid and Embodied Intelligence Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the MerQube Global Humanoid and Embodied Intelligence Index (the “Underlying Index”). The Underlying Index is an equal-weighted index designed to track companies involved in humanoid and embodied intelligence technologies, including robotics, autonomous systems, and related supply chain solutions.

Global humanoid robotics-related equities outperformed global equities, as measured by the MSCI All Country World Index (ACWI), during the period. Humanoid robotics-related equities benefited from the strong performance of producers of refined rare earth elements (REEs) used in the construction of humanoid robots. Humanoid robotics-related equities also benefited from speculation about the potential IPOs of privately held robotics manufacturers, including Unitree.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$119,163,401	50	$410,006	44%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Information Technology
40.8%
Industrials
35.2%
Consumer Discretionary
18.2%
Materials
6.0%

Table Summary
Value	Value
Materials	6.0%
Consumer Discretionary	18.2%
Industrials	35.2%
Information Technology	40.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Jabil	2.1%
Credo Technology Group Holding	2.1%
Amphenol, Cl A	2.1%
MP Materials	2.1%
NVIDIA	2.1%
Sensata Technologies Holding	2.1%
TE Connectivity	2.1%
Regal Rexnord	2.1%
NXP Semiconductors	2.1%
Analog Devices	2.1%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/koid/#fund-documentsor upon request at 1-855-857-2638.

The Fund changed its ticker from KBOT to KOID, changed its listing exchange to The Nasdaq Stock Market, and effected two name changes: (i) on May 1, 2025, from “KraneShares Asia Robotics and Artificial Intelligence Index ETF” to “KraneShares Global Humanoid and Embodied Intelligence Index ETF”, and (ii) on May 1, 2026, from “KraneShares Global Humanoid and Embodied Intelligence Index ETF” to KraneShares Global Humanoid Robotics and Physical AI Index ETF”.

Concurrent with the May 1, 2025 name change, the Fund’s underlying index changed from the “Solactive Asia Robotics & Artificial Intelligence Index” to the “MerQube Global Humanoid and Embodied Intelligence Index.” Additionally, in connection with the May 1, 2026 name change, the name of the Fund’s underlying index will change on June 16, 2026, from “MerQube Global Humanoid and Embodied Intelligence Index” to “MerQube Global Humanoid Robotics and Physical AI Index”.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/koid/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Global Humanoid and Embodied Intelligence Index ETF: KOID

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

KOID-AR-2026

KraneShares Trust

KraneShares Dragon Capital Vietnam Growth Index ETF

Ticker: KPHO

Principal Listing Exchange: NYSE

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares Dragon Capital Vietnam Growth Index ETF (the "Fund") for the period from December 3, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kpho/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Dragon Capital Vietnam Growth Index ETF	$25	0.79%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the Period from Fund inception to March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KPHO*	-5.25%	-4.97%	-4.81%Footnote Reference(a)

*Return since Fund inception on December 3, 2025 (less than one year)

(a) Dragon Capital MerQube Vietnam Growth Index

The KraneShares Dragon Capital Vietnam Growth Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index, which is the Dragon Capital MerQube Vietnam Growth Index (the “Underlying Index”). The Underlying Index is designed to measure the performance of growth stocks listed on the Ho Chi Minh City Stock Exchange (“HOSE”) and includes both equity securities and foreign exchange-traded funds.

Vietnam’s equity market underperformed frontier markets more broadly, as measured by the MSCI Frontier Markets Index, during the period. Vietnam’s economy was heavily exposed to oil imports traversing the Strait of Hormuz, which were cut off during the strait's closure in March, leading to a decline in sentiment.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$13,010,616	37	$22,993	29%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials
59.4%
Industrials
11.8%
Materials
7.1%
Consumer Staples
6.7%
Information Technology
5.8%
Consumer Discretionary
3.5%
Real Estate
3.0%
Energy
1.3%
Health Care
0.8%
Communication Services
0.2%

Table Summary
Value	Value
Communication Services	0.2%
Health Care	0.8%
Energy	1.3%
Real Estate	3.0%
Consumer Discretionary	3.5%
Information Technology	5.8%
Consumer Staples	6.7%
Materials	7.1%
Industrials	11.8%
Financials	59.4%
Footnote	Description
Footnote*	Sector weightings reflect both direct equity holdings and a look-through to the underlying constituents of the DCVFMVN DIAMOND ETF held by the Fund.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
DCVFMVN Diamond ETF	23.5%
Vietnam Prosperity JSC Bank	8.0%
Ho Chi Minh City Development Joint Stock Commercial Bank	7.8%
Bank for Foreign Trade of Vietnam JSC	7.7%
Gemadept	4.2%
Saigon - Hanoi Commercial Joint Stock Bank	4.2%
Hoa Phat Group JSC	4.0%
Tien Phong Commercial Joint Stock Bank	3.8%
Bank for Investment and Development of Vietnam JSC	3.5%
VIX Securities JSC	3.5%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kpho/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kpho/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Dragon Capital Vietnam Growth Index ETF: KPHO

Principal Listing Exchange: NYSE

Annual Shareholder Report: March 31, 2026

KPHO-AR-2026

KraneShares Trust

KraneShares Wahed Alternative Income Index ETF

Ticker: KWIN

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares Wahed Alternative Income Index ETF (the "Fund") for the period from November 4, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/etf/kwin/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Wahed Alternative Income Index ETF	$21	0.51%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the Period from Fund inception to March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KWIN*	1.72%	1.76%	1.53%Footnote Reference(a)

*Return since Fund inception on November 4, 2025 (less than one year)

(a) Wahed Alternative Income Index

The KraneShares Wahed Alternative Income Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the Wahed Shariah Alternative Income Index (the “Underlying Index”). The Underlying Index is designed to generate income consistent with Shariah and Islamic principles as interpreted by Wahed Invest LLC, the Sub-Adviser. The Index consists of equal-weighted long positions in U.S. equity securities that pass both business activity and financial ratio screens used to identify Shariah-compliant companies.

The Fund outperformed the Bloomberg U.S. Aggregate Bond Index during the period because the option income received by the fund and reinvested in securities exceeded the return of the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,775,423	305	$74,562	1%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Information Technology
46.9%
Consumer Discretionary
21.8%
Health Care
7.5%
Industrials
3.4%
Communication Services
2.0%
Financials
1.9%

Table Summary
Value	Value
Financials	1.9%
Communication Services	2.0%
Industrials	3.4%
Health Care	7.5%
Consumer Discretionary	21.8%
Information Technology	46.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Net Options Contracts	16.1%
Intuitive Surgical	4.7%
Fortinet	4.3%
Amazon.com	4.1%
Lululemon Athletica	4.1%
Cadence Design Systems	3.9%
Arista Networks	3.9%
O'Reilly Automotive	3.9%
AutoZone	3.7%
Crowdstrike Holdings, Cl A	3.7%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kwin/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/etf/kwin/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Wahed Alternative Income Index ETF: KWIN

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KWIN-AR-2026

KraneShares Trust

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF

Ticker: KIQQ

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF (the "Fund") for the period from January 6, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/etf/kiqq/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF	$18	0.79%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the Period from Fund inception to March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KIQQ*	-6.13%	-5.96%	-5.85%Footnote Reference(a)

*Return since Fund inception on January 6, 2026 (less than one year)

(a) Nasdaq InspereX Dynamic Buffered High Income™ Index

The KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity and derivative securities index, which is the Nasdaq InspereX Dynamic Buffered High Income™ Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a systematic enhanced collar strategy that seeks to limit losses while providing option income.

The short futures on the Nasdaq 100 Index, to which the Fund was synthetically exposed, led to its outperformance over the Nasdaq Composite Index, which was down during the period.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,290,170	102	$4,285	3%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Information Technology
49.7%
Communication Services
15.0%
Consumer Discretionary
12.4%
Consumer Staples
8.3%
Health Care
5.0%
Industrials
4.0%
Utilities
1.5%
Materials
1.3%
Energy
0.6%
Financials
0.2%
Real Estate
0.1%

Table Summary
Value	Value
Real Estate	0.1%
Financials	0.2%
Energy	0.6%
Materials	1.3%
Utilities	1.5%
Industrials	4.0%
Health Care	5.0%
Consumer Staples	8.3%
Consumer Discretionary	12.4%
Communication Services	15.0%
Information Technology	49.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Asset Type	% of Net Assets
Common Stock	98.1%
Total Return SwapsFootnote Reference(1)	1.4%
Footnote	Description
Footnote(1)	At market value.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kiqq/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/etf/kiqq/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF: KIQQ

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

KIQQ-AR-2026

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, and any person who performs a similar function. During the period covered by the report, there were no amendments to the code of ethics, and the Registrant did not grant any waivers from a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert, John Ferguson, is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2026			2025
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$730,750	$0	N/A	$662,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	N/A	$7,500	$0	N/A
(c)	Tax Fees(1)	$202,880	$0	N/A	$172,195	$0	N/A
(d)	All Other Fees	$18,675	$0	N/A	$4,076	$0	N/A

Notes:

(1)	These services included tax return preparation and tax compliance for the Funds.

(e)(1) Pursuant to the requirements of the Sarbanes-Oxley Act of 2002, the SEC adopted Rule 2-01 under Regulation S-X, which, among other things, requires a fund’s audit committee to pre-approve certain audit and non-audit services that are provided by its independent auditors in order to ensure the auditors’ independence. The Registrant’s Board of Trustees has established an Audit Committee that has been charged with, among other things, assisting the Board of Trustees in its oversight of: the Registrant’s independent auditors; preapproving all audit and non-audit services provided by the Registrant’s independent auditors; the integrity of the Funds’ financial statements; the independent auditors’ qualifications and independence; and the use of appropriate accounting principles.

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows for KPMG:

	2026	2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $0 and $0, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of the Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant’s Independent Trustees, Messrs. Luis Berruga, John Ferguson and Matthew Stroyman.

(b) Not applicable to the Registrant.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Registrant’s Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Annual Financials and Other Information

KraneShares CSI China Internet ETF

KraneShares Bosera MSCI China A 50 Connect Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares MSCI China Clean Technology Index ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares Asia Pacific High Income USD Bond ETF

KraneShares MSCI Emerging Markets ex China Index ETF

KraneShares Global Carbon Strategy ETF

KraneShares Value Line® Dynamic Dividend Equity Index ETF

KraneShares Mount Lucas Managed Futures Index Strategy ETF

KraneShares SSE STAR Market 50 Index ETF

KraneShares Hang Seng TECH Index ETF

KraneShares California Carbon Allowance Strategy ETF

KraneShares KWEB Covered Call Strategy ETF

KraneShares Hedgeye Hedged Equity Index ETF

KraneShares Artificial Intelligence and Technology ETF

KraneShares Sustainable Ultra Short Duration Index ETF

KraneShares China Alpha Index ETF

KraneShares Man Buyout Beta Index ETF

KraneShares Global Humanoid and Embodied Intelligence Index ETF

KraneShares Dragon Capital Vietnam Growth Index ETF

KraneShares Wahed Alternative Income Index ETF

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF

March 31, 2026

Fund shares may only be purchased or redeemed from a Fund in Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments March 31, 2026

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 99.3%
Communication Services — 36.7%
Autohome ADR	2,510,674	$43,610,407
Baidu, Cl A*	19,147,884	258,147,922
Bilibili, Cl Z*	8,790,084	191,381,258
China Literature*(A)	18,185,800	58,963,169
JOYY ADR	1,070,824	62,525,413
Kingsoft	38,356,400	109,978,301
Kuaishou Technology, Cl B	34,890,800	200,794,992
NetEase	16,405,505	356,768,782
NetEase Cloud Music*	3,878,700	63,818,818
Tencent Holdings	9,859,275	608,643,797
Tencent Music Entertainment Group ADR	16,256,953	150,864,524
Weibo ADR(A)	3,474,174	30,399,023
XD	10,473,400	80,752,663
		2,216,649,069
Consumer Discretionary — 41.4%
Alibaba Group Holding	35,514,364	539,043,560
JD.com, Cl A	20,532,590	296,457,895
Meituan, Cl B*	41,946,247	443,794,953
PDD Holdings ADR*	5,187,253	530,033,512
TAL Education Group ADR*	17,168,768	195,208,892
Tongcheng Travel Holdings	49,922,600	114,615,290
Trip.com Group	4,427,100	215,025,086
Vipshop Holdings ADR	10,354,728	162,776,324
		2,496,955,512
Consumer Staples — 8.3%
Alibaba Health Information Technology*	226,752,000	134,775,174
East Buy Holding*(A)	19,456,500	67,401,155
JD Health International*	40,339,337	242,132,752
Ping An Healthcare and Technology*(A)	39,850,800	58,554,784
		502,863,865
Financials — 2.1%
Qfin Holdings ADR	4,601,819	59,409,483
ZhongAn Online P&C Insurance, Cl H*(A)	40,998,300	66,672,831
		126,082,314
Industrials — 6.5%
Full Truck Alliance ADR	26,107,217	216,689,901
Kanzhun ADR	12,868,534	172,309,670
		388,999,571

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 4.3%
KE Holdings, Cl A	54,158,700	$261,806,425

TOTAL CHINA		5,993,356,756

HONG KONG — 0.6%
Communication Services — 0.6%
Damai Entertainment Holdings*(A)	413,200,000	33,202,724
TOTAL HONG KONG		33,202,724

TOTAL COMMON STOCK (Cost $6,991,177,863)		6,026,559,480

SHORT-TERM INVESTMENT — 2.7%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 3.580%(B)(C)	164,050,747	164,050,747
TOTAL SHORT-TERM INVESTMENT (Cost $164,050,747)		164,050,747

TOTAL INVESTMENTS — 102.6% (Cost $7,155,228,610)		6,190,610,227
OTHER ASSETS LESS LIABILITIES – (2.6)%		(157,043,105)
NET ASSETS - 100%		$6,033,567,122

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2026.
(B)	The rate shown is the 7-day effective yield as of March 31, 2026.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2026 was $164,050,747.

As of March 31, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Bosera MSCI China A 50 Connect Index ETF

	Shares	Value
COMMON STOCK — 99.5%‡
CHINA — 99.5%
Communication Services — 1.7%
China United Network Communications, Cl A	2,451,100	$1,579,248
Zhejiang Century Huatong Group, Cl A*	577,900	1,335,411
		2,914,659
Consumer Discretionary — 6.2%
BYD, Cl A	476,700	7,264,348
Midea Group, Cl A	304,800	3,369,407
		10,633,755
Consumer Staples — 7.7%
Kweichow Moutai, Cl A	42,289	8,878,198
Muyuan Foods, Cl A	198,925	1,201,320
Shanxi Xinghuacun Fen Wine Factory, Cl A	44,236	916,270
Wuliangye Yibin, Cl A	141,379	2,113,920
		13,109,708
Energy — 3.4%
China Shenhua Energy, Cl A	329,147	2,227,927
PetroChina, Cl A	1,071,800	1,891,677
Shaanxi Coal Industry, Cl A	483,736	1,792,289
		5,911,893
Financials — 20.2%
Agricultural Bank of China, Cl A	3,826,607	3,712,086
Bank of China, Cl A	1,787,300	1,519,025
Bank of Communications, Cl A	2,398,099	2,430,494
Bank of Ningbo, Cl A	296,768	1,308,380
China Merchants Bank, Cl A	927,267	5,278,952
China Pacific Insurance Group, Cl A	307,714	1,652,470
CITIC Securities, Cl A	548,446	1,908,964
East Money Information, Cl A	710,292	1,942,667
Guotai Haitong Securities, Cl A	634,900	1,525,040
Industrial & Commercial Bank of China, Cl A	2,827,626	3,127,841
Industrial Bank, Cl A	951,322	2,592,248
Ping An Bank, Cl A	872,267	1,399,325
Ping An Insurance Group of China, Cl A	479,198	3,939,488
Shanghai Pudong Development Bank, Cl A	1,430,646	2,108,674
		34,445,654
Health Care — 4.4%
Jiangsu Hengrui Pharmaceuticals, Cl A	413,187	3,303,486
Shenzhen Mindray Bio-Medical Electronics, Cl A	78,553	1,872,752
WuXi AppTec, Cl A	160,200	2,275,417
		7,451,655

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Bosera MSCI China A 50 Connect Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 16.5%
Beijing-Shanghai High Speed Railway, Cl A	2,920,200	$2,139,402
China CSSC Holdings, Cl A	449,200	2,005,781
China State Construction Engineering, Cl A	2,466,318	1,789,024
Contemporary Amperex Technology, Cl A	248,711	14,465,260
COSCO SHIPPING Holdings, Cl A	749,430	1,628,700
NARI Technology, Cl A	479,415	1,804,045
SF Holding, Cl A	286,459	1,577,729
Sungrow Power Supply, Cl A	123,726	2,700,701
		28,110,642
Information Technology — 23.9%
Cambricon Technologies, Cl A*	35,773	5,091,413
Eoptolink Technology, Cl A	85,100	5,456,395
Foxconn Industrial Internet, Cl A	1,045,000	7,786,019
Hygon Information Technology, Cl A	198,876	6,054,363
Luxshare Precision Industry, Cl A	623,550	4,447,286
NAURA Technology Group, Cl A	61,984	4,011,577
Zhongji Innolight, Cl A	95,000	7,832,098
		40,679,151
Materials — 11.4%
CMOC Group, Cl A	1,969,900	4,891,451
Wanhua Chemical Group, Cl A	353,299	4,064,112
Zijin Mining Group, Cl A	2,200,342	10,423,964
		19,379,527
Real Estate — 0.6%
China Merchants Shekou Industrial Zone Holdings, Cl A	431,800	525,785
Poly Developments and Holdings Group, Cl A	573,177	482,993
		1,008,778
Utilities — 3.5%
China National Nuclear Power, Cl A	989,500	1,296,564
China Yangtze Power, Cl A	1,183,070	4,631,765
		5,928,329
TOTAL CHINA		169,573,751

TOTAL COMMON STOCK (Cost $150,884,893)		169,573,751

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Bosera MSCI China A 50 Connect Index ETF (concluded)

	Number of Rights	Value
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma‡‡*(A)	58,208	$—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.5% (Cost $150,884,893)		169,573,751
OTHER ASSETS LESS LIABILITIES – 0.5%		827,550
NET ASSETS - 100%		$170,401,301

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
‡‡	Expiration date not available.

The following summarizes the market value of the Fund’s investments used as of March 31, 2026, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$169,573,751	$—	$—		$169,573,751
Total Common Stock	169,573,751	—	—		169,573,751
Rights
China
Health Care	—	—	—	‡‡	—
Total Rights	—	—	—		—
Total Investments in Securities	$169,573,751	$—	$—		$169,573,751

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 99.6%‡
CHINA — 43.8%
Energy — 2.0%
China Petroleum & Chemical, Cl H	142,000	$81,322

Financials — 5.6%
Bank of Changsha, Cl A	7,300	10,178
Bank of Chengdu, Cl A	8,000	19,830
Bank of Hangzhou, Cl A	13,100	31,770
Bank of Jiangsu, Cl A	33,055	52,262
Bank of Nanjing, Cl A	22,391	36,926
Bank of Ningbo, Cl A	12,246	53,990
Bank of Suzhou, Cl A	8,100	9,804
Chongqing Rural Commercial Bank, Cl H	14,000	12,125
		226,885
Industrials — 15.4%
Beijing New Building Materials, Cl A	3,208	12,114
Beijing-Shanghai High Speed Railway, Cl A	91,900	67,328
China Energy Engineering, Cl A	61,700	25,907
China Merchants Expressway Network & Technology Holdings, Cl A	10,400	14,847
China Railway Group, Cl H	26,500	13,655
China State Construction Engineering, Cl A	76,200	55,274
China XD Electric, Cl A	10,000	22,022
CRRC, Cl H	28,000	18,107
Daqin Railway, Cl A	37,232	28,894
Dongfang Electric, Cl A	5,200	26,389
Goneo Group, Cl A	1,810	10,967
Jiangsu Expressway, Cl H	8,000	10,296
Jiangsu Zhongtian Technology, Cl A	6,300	27,447
JL Mag Rare-Earth, Cl A	2,100	9,331
Metallurgical Corp of China, Cl A	32,100	13,943
NARI Technology, Cl A	14,752	55,512
Ningbo Orient Wires & Cables, Cl A	1,300	11,395
Ningbo Sanxing Medical Electric, Cl A	2,700	10,250
Power Construction Corp of China, Cl A	32,800	27,259
Shanghai Electric Group, Cl A*	23,600	27,199
Shenzhen Envicool Technology, Cl A	1,900	23,204
Shenzhen Inovance Technology, Cl A	2,650	25,707
Sichuan Road & Bridge, Cl A	13,800	20,121
TBEA, Cl A	9,567	36,707
Zhejiang Chint Electrics, Cl A	4,100	19,382
Zhuzhou CRRC Times Electric, Cl H	2,800	13,014
		626,271

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 5.6%
Anhui Conch Cement, Cl H	8,000	$21,632
China National Building Material, Cl H	23,000	13,964
China Northern Rare Earth Group High-Tech, Cl A	6,824	47,109
China Rare Earth Resources And Technology, Cl A*	2,000	13,897
Henan Shenhuo Coal Industry & Electricity Power, Cl A	4,200	18,730
Inner Mongolia Xingye Silver&Tin Mining, Cl A	3,400	19,799
Jinduicheng Molybdenum, Cl A	6,100	16,428
Shanjin International Gold, Cl A	5,200	22,346
Western Mining, Cl A	4,600	16,650
Western Superconducting Technologies, Cl A	1,173	12,043
Xiamen Tungsten, Cl A	3,100	24,964
		227,562
Utilities — 15.2%
Beijing Enterprises Holdings	3,000	11,441
CGN Power, Cl H	67,000	30,081
China Gas Holdings	17,200	15,686
China Longyuan Power Group, Cl H	15,000	13,641
China National Nuclear Power, Cl A	39,100	51,234
China Power International Development	23,000	9,270
China Resources Gas Group	5,900	14,321
China Resources Power Holdings	12,635	29,411
China Three Gorges Renewables Group, Cl A	54,400	33,553
China Yangtze Power, Cl A	45,000	176,177
Datang International Power Generation, Cl A	22,900	13,063
ENN Energy Holdings	5,000	40,401
ENN Natural Gas, Cl A	5,000	16,057
GD Power Development, Cl A	32,700	22,915
Huadian Power International, Cl A	18,842	12,849
Huaneng Power International, Cl H	25,000	18,813
Kunlun Energy	24,000	21,918
SDIC Power Holdings, Cl A	14,706	30,150
Shenergy, Cl A	9,319	12,022
Sichuan Chuantou Energy, Cl A	8,884	19,153
Wintime Energy Group, Cl A*	41,500	10,816
Zhejiang Zheneng Electric Power, Cl A	21,200	16,667
		619,639
TOTAL CHINA		1,781,679

GREECE — 0.2%
Industrials — 0.2%
Aegean Airlines	520	7,070
TOTAL GREECE		7,070

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 0.1%
Industrials — 0.1%
Hutchison Port Holdings Trust, Cl U	26,900	$5,514
TOTAL HONG KONG		5,514

INDIA — 3.3%
Energy — 0.5%
Great Eastern Shipping	1,265	18,868

Industrials — 1.1%
AIA Engineering	543	20,819
Azad Engineering*	376	5,883
GMM Pfaudler	378	3,160
MTAR Technologies*	278	10,164
Shaily Engineering Plastics	266	5,846
		45,872
Materials — 1.7%
Clean Science & Technology	603	4,173
PI Industries	946	27,117
UPL	6,339	37,957
		69,247
TOTAL INDIA		133,987

INDONESIA — 5.1%
Energy — 1.8%
Adaro Andalan Indonesia	19,600	13,004
Dian Swastatika Sentosa*	12,700	49,322
Medco Energi Internasional	81,700	8,773
		71,099
Materials — 3.3%
Amman Mineral Internasional*	183,300	53,066
Chandra Asri Pacific	109,200	30,522
Indah Kiat Pulp & Paper	31,400	18,754
Merdeka Copper Gold*	129,700	23,964
Pabrik Kertas Tjiwi Kimia	14,800	7,751
		134,057
TOTAL INDONESIA		205,156

ISRAEL — 2.6%
Industrials — 1.0%
ZIM Integrated Shipping Services	1,531	40,342

Materials — 1.6%
ICL Group	10,185	52,224

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
The Israel Corp.	46	$12,801
		65,025
TOTAL ISRAEL		105,367

KAZAKHSTAN — 1.7%
Energy — 1.7%
NAC Kazatomprom JSC GDR	856	66,768

Materials — 0.0%
Solidcore Resources PLC*(A)	7,154	—

TOTAL KAZAKHSTAN		66,768

KUWAIT — 9.0%
Financials — 9.0%
Kuwait Finance House	137,575	357,712
Kuwait Projects Holding*	28,748	7,029
TOTAL KUWAIT		364,741

MALAYSIA — 1.8%
Industrials — 0.7%
Kelington Group	6,700	8,191
Sime Darby	34,600	19,313
		27,504
Materials — 1.1%
Petronas Chemicals Group	31,000	46,473

TOTAL MALAYSIA		73,977

PHILIPPINES — 0.6%
Industrials — 0.6%
Aboitiz Equity Ventures	21,100	10,350
JG Summit Holdings	33,742	15,330
TOTAL PHILIPPINES		25,680

POLAND — 3.3%
Materials — 3.3%
KGHM Polska Miedz*	1,884	135,385
TOTAL POLAND		135,385

RUSSIA — 0.0%
Energy — 0.0%
Rosneft Oil PJSC*(A)(B)	33,666	—
Sovcomflot PJSC*(A)(B)	9,110	—
Surgutneftegas PJSC*(A)(B)	143,400	—
		—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 0.0%
GMK Norilskiy Nickel PAO*(A)(B)	123,900	$—
Segezha Group PJSC*(A)(B)	78,500	—
		—
TOTAL RUSSIA		—

SINGAPORE — 11.1%
Financials — 8.1%
Oversea-Chinese Banking	19,212	327,162

Industrials — 3.0%
Singapore Airlines	9,100	46,553
Singapore Technologies Engineering	9,100	76,247
		122,800
TOTAL SINGAPORE		449,962

SOUTH AFRICA — 11.5%
Industrials — 0.2%
Grindrod	6,692	7,330

Materials — 11.3%
Impala Platinum Holdings	9,939	138,731
Northam Platinum Holdings	3,942	78,327
Valterra Platinum	2,979	243,819
		460,877
TOTAL SOUTH AFRICA		468,207

THAILAND — 3.3%
Energy — 3.3%
PTT NVDR	126,700	134,460
TOTAL THAILAND		134,460

TÜRKIYE — 1.4%
Industrials — 1.4%
Pasifik Eurasia Lojistik Dis Ticaret*	4,173	11,633
Turk Hava Yollari AO	6,901	45,653
TOTAL TÜRKIYE		57,286

UNITED ARAB EMIRATES — 0.8%
Energy — 0.8%
ADNOC Logistics & Services	23,914	33,658
TOTAL UNITED ARAB EMIRATES		33,658

TOTAL COMMON STOCK (Cost $3,941,276)		4,048,897

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
PREFERRED STOCK — 0.0%
RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PAO*(A)(B)(C)	136,600	$—
TOTAL PREFERRED STOCK (Cost $74,846)		—

TOTAL INVESTMENTS — 99.6% (Cost $4,016,122)		4,048,897
OTHER ASSETS LESS LIABILITIES – 0.4%		16,065
NET ASSETS - 100%		$4,064,962

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI One Belt One Road Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of March 31, 2026, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$1,781,679	$—	$—		$1,781,679
Greece	7,070	—	—		7,070
Hong Kong	5,514	—	—		5,514
India	133,987	—	—		133,987
Indonesia	205,156	—	—		205,156
Israel	105,367	—	—		105,367
Kazakhstan
Energy	66,768	—	—		66,768
Materials	—	—	—	‡‡	—
Kuwait	364,741	—	—		364,741
Malaysia	73,977	—	—		73,977
Philippines	25,680	—	—		25,680
Poland	135,385	—	—		135,385
Russia
Energy	—	—	—	‡‡	—
Materials	—	—	—	‡‡	—
Singapore	449,962	—	—		449,962
South Africa	468,207	—	—		468,207
Thailand	134,460	—	—		134,460
Türkiye	57,286	—	—		57,286
United Arab Emirates	33,658	—	—		33,658
Total Common Stock	4,048,897	—	—		4,048,897
Preferred Stock
Russia
Energy	—	—	—	‡‡	—
Total Preferred Stock	—	—	—		—
Total Investments in Securities	$4,048,897	$—	$—		$4,048,897

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 99.5%‡
AUSTRALIA — 0.7%
Consumer Discretionary — 0.7%
IDP Education	122,038	$339,350
TOTAL AUSTRALIA		339,350

BRAZIL — 3.5%
Consumer Discretionary — 3.5%
Americanas*	374,600	371,591
MercadoLibre*	731	1,263,913
TOTAL BRAZIL		1,635,504

CHINA — 45.6%
Communication Services — 13.8%
Baidu, Cl A*	82,964	1,118,504
Bilibili, Cl Z*	48,500	1,055,962
Kuaishou Technology, Cl B	162,300	934,029
NetEase	74,200	1,613,620
Tencent Holdings	25,175	1,554,131
Tencent Music Entertainment Group, Cl A	53,900	255,606
		6,531,852
Consumer Discretionary — 18.9%
Alibaba Group Holding	104,500	1,586,120
JD.com, Cl A	128,625	1,857,140
Meituan, Cl B*	176,397	1,866,296
PDD Holdings ADR*	17,012	1,738,286
Tongcheng Travel Holdings	150,400	345,297
Trip.com Group	23,700	1,151,113
Vipshop Holdings ADR	23,266	365,742
		8,909,994
Consumer Staples — 4.9%
Alibaba Health Information Technology*	1,904,000	1,131,685
JD Health International*	193,950	1,164,165
		2,295,850
Industrials — 2.3%
Kanzhun	163,900	1,087,064

Information Technology — 5.7%
GDS Holdings, Cl A*	247,600	1,220,283
Hua Hong Semiconductor, Cl H*	33,000	326,835
Kingdee International Software Group*	1,042,000	1,138,994
		2,686,112
TOTAL CHINA		21,510,872

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
GREECE — 0.7%
Consumer Discretionary — 0.7%
Allwyn	22,070	$332,868
TOTAL GREECE		332,868

INDIA — 4.2%
Communication Services — 0.8%
Info Edge India	35,986	367,149

Consumer Discretionary — 2.7%
Eternal*	516,940	1,247,976

Financials — 0.7%
One 97 Communications*	33,773	341,473

TOTAL INDIA		1,956,598

INDONESIA — 1.0%
Communication Services — 1.0%
MNC Digital Entertainment*	13,046,800	483,656
TOTAL INDONESIA		483,656

JAPAN — 2.5%
Communication Services — 2.5%
Nexon	65,000	1,196,713
TOTAL JAPAN		1,196,713

RUSSIA — 0.0%
Communication Services — 0.0%
VK GDR*(A)(B)	49,503	—

Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR*(A)(B)	58,005	—

Industrials — 0.0%
HeadHunter Group PLC ADR*(A)(B)	11,746	—

TOTAL RUSSIA		—

SINGAPORE — 3.5%
Consumer Discretionary — 3.5%
Sea ADR*	20,005	1,656,614
TOTAL SINGAPORE		1,656,614

SOUTH AFRICA — 5.5%
Consumer Discretionary — 5.5%
Delivery Hero, Cl A*	59,913	1,066,547

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Naspers, Cl N	30,725	$1,547,172
TOTAL SOUTH AFRICA		2,613,719

SOUTH KOREA — 18.8%
Communication Services — 12.3%
Kakao	36,065	1,078,430
Kakao Games*	42,224	333,568
Krafton	7,944	1,322,574
NAVER	8,444	1,110,872
NCSoft	8,445	1,235,060
Netmarble	10,194	327,454
Pearl Abyss*	8,836	398,057
		5,806,015
Consumer Discretionary — 2.7%
Coupang, Cl A*	66,435	1,254,293

Industrials — 0.7%
SK Square*	991	301,832

Information Technology — 3.1%
SK hynix	2,802	1,476,325

TOTAL SOUTH KOREA		8,838,465

TAIWAN — 12.6%
Consumer Discretionary — 0.8%
momo.com	67,653	374,558

Information Technology — 11.8%
Nanya Technology*	176,000	1,092,774
Powerchip Semiconductor Manufacturing*	196,000	325,543
Taiwan Semiconductor Manufacturing	31,000	1,706,600
United Microelectronics	670,000	1,184,079
Vanguard International Semiconductor	109,000	395,496
VisEra Technologies	39,000	370,847
Win Semiconductors	45,000	494,761
		5,570,100
TOTAL TAIWAN		5,944,658

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
URUGUAY — 0.9%
Financials — 0.9%
Dlocal, Cl A	31,909	$413,860
TOTAL URUGUAY		413,860

TOTAL COMMON STOCK (Cost $56,062,282)		46,922,877

TOTAL INVESTMENTS — 99.5% (Cost $56,062,282)		46,922,877
OTHER ASSETS LESS LIABILITIES – 0.5%		225,404
NET ASSETS - 100%		$47,148,281

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of March 31, 2026, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Australia	$339,350	$—	$—		$339,350
Brazil	1,635,504	—	—		1,635,504
China	21,510,872	—	—		21,510,872
Greece	332,868	—	—		332,868
India	1,956,598	—	—		1,956,598
Indonesia	483,656	—	—		483,656
Japan	1,196,713	—	—		1,196,713
Russia
Communication Services	—	—	—	‡‡	—
Consumer Discretionary	—	—	—	‡‡	—
Industrials	—	—	—	‡‡	—
Singapore	1,656,614	—	—		1,656,614
South Africa	2,613,719	—	—		2,613,719
South Korea	8,838,465	—	—		8,838,465
Taiwan	5,944,658	—	—		5,944,658
Uruguay	413,860	—	—		413,860
Total Common Stock	46,922,877	—	—		46,922,877
Total Investments in Securities	$46,922,877	$—	$—		$46,922,877

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 100.0%
Consumer Discretionary — 39.4%
BAIC BluePark New Energy Technology, Cl A*	239,400	$247,833
BYD, Cl A	35,600	542,502
BYD, Cl H	411,400	5,551,660
Li Auto, Cl A*	613,500	5,297,563
NIO, Cl A*	532,880	2,981,061
Seres Group, Cl A	61,500	808,786
Tianneng Power International	424,000	399,112
XPeng, Cl A*	623,100	5,201,640
Yadea Group Holdings	774,694	1,309,239
Zhejiang Leapmotor Technology, Cl H*	323,500	1,940,125
		24,279,521
Industrials — 26.3%
Beijing-Shanghai High Speed Railway, Cl A	1,805,600	1,322,822
China Conch Venture Holdings	899,000	1,309,479
China Everbright Environment Group	2,282,216	1,563,162
Contemporary Amperex Technology, Cl A	71,550	4,161,414
Contemporary Amperex Technology, Cl H	28,000	2,191,015
Dynagreen Environmental Protection Group, Cl H	233,000	162,858
Goldwind Science & Technology, Cl A	121,435	462,412
Gotion High-tech, Cl A	67,000	346,316
NARI Technology, Cl A	289,100	1,087,887
Ningbo Deye Technology, Cl A	33,225	632,391
Ningbo Sanxing Medical Electric, Cl A	50,500	191,714
REPT BATTERO Energy, Cl H*	213,400	433,866
Sungrow Power Supply, Cl A	80,260	1,751,922
Zhejiang Chint Electrics, Cl A	77,400	365,892
Zhejiang Weiming Environment Protection, Cl A	62,999	228,857
		16,212,007
Information Technology — 14.6%
China Railway Signal & Communication, Cl A	263,431	216,643
CSI Solar, Cl A	136,954	253,813
GDS Holdings, Cl A*	482,600	2,378,468
Hangzhou First Applied Material, Cl A	98,100	249,273
JA Solar Technology, Cl A*	123,568	195,012
Jinko Solar, Cl A*	375,625	354,050
JinkoSolar Holding ADR	19,440	493,970
Kingsoft Cloud Holdings*	1,698,000	1,494,375
LONGi Green Energy Technology, Cl A*	281,846	715,766
TCL Zhonghuan Renewable Energy Technology, Cl A*	150,500	191,320
Trina Solar, Cl A*	88,683	211,606
Tuya ADR	176,229	407,089
Vnet Group ADR, Cl A*	91,829	770,445

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI China Clean Technology Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Xinyi Solar Holdings	2,857,588	$1,060,634
		8,992,464
Utilities — 19.7%
Beijing Enterprises Water Group	2,454,500	848,409
CGN Power, Cl H	6,561,000	2,945,680
China Datang Renewable Power, Cl H	1,451,000	288,712
China Longyuan Power Group, Cl H	1,565,800	1,423,963
China National Nuclear Power, Cl A	749,400	981,955
China Power International Development	2,246,000	905,253
China Three Gorges Renewables Group, Cl A	1,048,900	646,954
China Yangtze Power, Cl A	736,300	2,882,643
SDIC Power Holdings, Cl A	290,400	595,373
Sichuan Chuantou Energy, Cl A	176,500	380,512
Xinyi Energy Holdings	1,598,000	242,547
		12,142,001
TOTAL CHINA		61,625,993

TOTAL COMMON STOCK (Cost $52,794,544)		61,625,993

TOTAL INVESTMENTS — 100.0% (Cost $52,794,544)		61,625,993
OTHER ASSETS LESS LIABILITIES – 0.0%		(17,564)
NET ASSETS - 100%		$61,608,429

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of March 31, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 95.6%‡
AUSTRALIA — 7.5%
Materials — 7.5%
Arafura Rare Earths*	564,204	$108,198
IGO*	131,968	709,520
Lynas Rare Earths*	162,523	2,110,472
Mineral Resources*	19,211	705,378
PLS Group*	538,178	1,887,219
TOTAL AUSTRALIA		5,520,787

BELGIUM — 1.0%
Materials — 1.0%
Umicore	39,610	738,437
TOTAL BELGIUM		738,437

CHINA — 49.4%
Consumer Discretionary — 23.8%
BAIC BluePark New Energy Technology, Cl A*	281,000	290,899
BYD, Cl A	239,900	3,655,794
Chongqing Changan Automobile, Cl A	420,700	609,119
Geely Automobile Holdings	880,000	2,348,103
Guangzhou Automobile Group, Cl H	426,000	165,180
Hesai Group ADR*	20,553	392,973
Huizhou Desay Sv Automotive, Cl A	30,000	451,214
Li Auto, Cl A*	211,200	1,823,709
NIO, Cl A*	386,980	2,164,861
SAIC Motor, Cl A	443,500	936,868
Seres Group, Cl A	87,300	1,148,082
Shenzhen Kedali Industry, Cl A	13,536	350,811
WeRide ADR*	41,303	334,141
XPeng, Cl A*	212,400	1,773,115
Yadea Group Holdings	206,000	348,142
Zhejiang Leapmotor Technology, Cl H*	126,800	760,457
		17,553,468
Industrials — 11.0%
Beijing Easpring Material Technology, Cl A	27,500	204,497
China Baoan Group, Cl A	130,107	165,961
CNGR Advanced Material, Cl A	47,570	340,243
Contemporary Amperex Technology, Cl A	55,720	3,240,726
Eve Energy, Cl A	104,660	942,996
Farasis Energy Gan Zhou, Cl A*	62,102	117,250
GEM, Cl A	259,440	296,376
Gotion High-tech, Cl A	91,789	474,448
Guangzhou Great Power Energy & Technology, Cl A*	25,800	210,832
Hunan Yuneng New Energy Battery Material, Cl A	39,000	426,777
Qingdao TGOOD Electric, Cl A	54,000	212,663

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Wuxi Lead Intelligent Equipment, Cl A	78,000	$538,694
Zhejiang Huayou Cobalt, Cl A	95,163	809,203
Zhongshan Broad Ocean Motor, Cl A	121,600	161,272
		8,141,938
Information Technology — 6.4%
Horizon Robotics, Cl B*(A)	1,484,400	1,253,377
NavInfo, Cl A*	119,200	159,815
Pony AI ADR*(A)	34,950	329,928
RoboSense Technology*(A)	61,200	271,802
Xiaomi, Cl B*	667,200	2,702,772
		4,717,694
Materials — 8.2%
Chengxin Lithium Group, Cl A*	45,900	266,493
CMOC Group, Cl A	596,000	1,479,925
Ganfeng Lithium Group, Cl A	80,857	917,598
Guangzhou Tinci Materials Technology, Cl A	99,594	663,316
Ningbo Shanshan, Cl A*	113,600	218,262
Shanghai Putailai New Energy Technology Group, Cl A	106,099	491,269
Shenzhen Senior Technology Material, Cl A	68,500	146,884
Tianqi Lithium, Cl A*	74,300	596,836
Xiamen Tungsten, Cl A	80,451	647,876
Youngy, Cl A	12,900	142,472
Yunnan Energy New Material Group, Cl A*	49,500	485,776
		6,056,707
TOTAL CHINA		36,469,807

GERMANY — 3.4%
Consumer Discretionary — 3.4%
Bayerische Motoren Werke	28,296	2,543,021
TOTAL GERMANY		2,543,021

HONG KONG — 0.4%
Consumer Discretionary — 0.4%
CALB Group, Cl H*	69,900	282,268
TOTAL HONG KONG		282,268

INDONESIA — 0.6%
Materials — 0.6%
Aneka Tambang	1,455,300	299,717
Vale Indonesia	370,800	116,731
TOTAL INDONESIA		416,448

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
ISRAEL — 0.3%
Consumer Discretionary — 0.3%
Mobileye Global, Cl A*	29,132	$200,137
TOTAL ISRAEL		200,137

JAPAN — 5.0%
Consumer Discretionary — 4.2%
Panasonic Holdings	189,300	3,076,467

Industrials — 0.8%
Nidec*	49,300	609,239

TOTAL JAPAN		3,685,706

SINGAPORE — 3.9%
Information Technology — 3.9%
STMicroelectronics	86,844	2,862,280
TOTAL SINGAPORE		2,862,280

SOUTH KOREA — 7.9%
Industrials — 5.3%
Ecopro	9,565	1,200,270
L&F*	4,679	439,597
LG Energy Solution*	5,696	1,467,092
POSCO Future M	5,624	747,223
SK IE Technology*	5,446	75,557
		3,929,739
Information Technology — 2.6%
Samsung SDI*	7,152	1,905,145

TOTAL SOUTH KOREA		5,834,884

SWEDEN — 0.3%
Consumer Discretionary — 0.3%
Volvo Car, Cl B*(A)	105,526	231,850
TOTAL SWEDEN		231,850

UNITED STATES — 15.9%
Consumer Discretionary — 6.6%
Lucid Group, Cl A*(A)	24,034	229,039
Rivian Automotive, Cl A*	115,965	1,745,273
Solid Power*	28,966	86,898
Tesla*	7,582	2,818,609
		4,879,819
Industrials — 0.9%
Microvast Holdings*	36,391	54,587

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Plug Power*	260,321	$588,325
		642,912
Information Technology — 2.2%
Ambarella*	7,348	378,238
Aurora Innovation, Cl A*	303,559	1,250,663
		1,628,901
Materials — 6.2%
Albemarle	18,112	3,251,647
MP Materials*	28,094	1,355,817
		4,607,464
TOTAL UNITED STATES		11,759,096

TOTAL COMMON STOCK (Cost $63,962,258)		70,544,721

PREFERRED STOCK — 3.7%
CHILE — 2.5%
Materials — 2.5%
Sociedad Quimica y Minera de Chile*(B)	23,532	1,888,941

GERMANY — 1.2%
Consumer Discretionary — 1.2%
Dr Ing hc F Porsche(B)	19,502	870,276

TOTAL PREFERRED STOCK (Cost $3,042,871)		2,759,217

SHORT-TERM INVESTMENT — 2.8%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 3.580%(C)(D)	2,043,049	2,043,049
TOTAL SHORT-TERM INVESTMENT (Cost $2,043,049)		2,043,049

TOTAL INVESTMENTS — 102.1% (Cost $69,048,178)		75,346,987
OTHER ASSETS LESS LIABILITIES – (2.1)%		(1,564,526)
NET ASSETS - 100%		$73,782,461

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2026.
(B)	Currently, no stated interest rate.
(C)	The rate shown is the 7-day effective yield as of March 31, 2026.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2026 was $2,043,049.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

As of March 31, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 95.7%
Health Care — 95.7%
3SBio	801,500	$2,314,477
Aier Eye Hospital Group, Cl A	1,176,763	1,620,313
Akeso*	278,000	4,616,668
APT Medical, Cl A	18,153	657,053
Beijing Tong Ren Tang, Cl A	173,090	696,199
Beijing Wantai Biological Pharmacy Enterprise, Cl A*	133,642	769,147
BeOne Medicines, Cl H*	300,318	6,573,119
Changchun High-Tech Industry Group, Cl A	50,308	625,472
China Resources Sanjiu Medical & Pharmaceutical, Cl A	209,111	845,927
Chongqing Zhifei Biological Products, Cl A*	304,972	660,573
CSPC Innovation Pharmaceutical, Cl A	127,957	588,402
CSPC Pharmaceutical Group	2,500,889	2,902,744
Genscript Biotech*(A)	516,000	720,670
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	176,150	583,026
Haisco Pharmaceutical Group, Cl A	118,600	932,082
Hangzhou Tigermed Consulting, Cl A	46,750	364,364
Hansoh Pharmaceutical Group	638,000	2,887,202
Hebei Changshan Biochemical Pharmaceutical, Cl A*	113,200	612,654
Huadong Medicine, Cl A	221,041	1,130,376
Imeik Technology Development, Cl A	38,340	650,815
Innovent Biologics*	645,000	6,984,579
Jiangsu Hengrui Pharmaceuticals, Cl A	461,108	3,686,621
Jiangsu Yuyue Medical Equipment & Supply, Cl A	129,610	636,162
Legend Biotech ADR*	31,538	570,522
Pharmaron Beijing, Cl A	186,875	757,057
Remegen, Cl H*	81,000	989,745
Shandong Weigao Group Medical Polymer, Cl H	1,077,600	515,421
Shanghai Allist Pharmaceuticals, Cl A	57,150	794,359
Shanghai Fosun Pharmaceutical Group, Cl A	264,329	1,019,167
Shanghai Pharmaceuticals Holding, Cl A	349,812	863,553
Shanghai RAAS Blood Products, Cl A	829,034	698,594
Shanghai United Imaging Healthcare, Cl A	107,071	1,736,278
Shenzhen Mindray Bio-Medical Electronics, Cl A	144,555	3,446,281
Shenzhen New Industries Biomedical Engineering, Cl A	98,700	701,233
Shenzhen Salubris Pharmaceuticals, Cl A	145,065	1,287,726
Sichuan Kelun Pharmaceutical, Cl A	203,015	1,019,675
Sichuan Kelun-Biotech Biopharmaceutical, Cl H*	21,400	1,255,580
Sinopharm Group, Cl H	576,400	1,485,074
WuXi AppTec, Cl A	321,720	4,569,582
WuXi AppTec, Cl H	167,584	2,511,558
Wuxi Biologics Cayman*	1,266,135	5,332,489
WuXi XDC Cayman*	144,000	1,068,952
XtalPi Holdings*(A)	743,000	853,860
Yunnan Baiyao Group, Cl A	224,023	1,779,417

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Zhangzhou Pientzehuang Pharmaceutical, Cl A	76,434	$1,672,170
TOTAL CHINA		76,986,938

HONG KONG — 4.2%
Health Care — 4.2%
Sino Biopharmaceutical	4,475,750	3,362,435
TOTAL HONG KONG		3,362,435

TOTAL COMMON STOCK (Cost $73,588,526)		80,349,373

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma‡‡*(B)	103,989	—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $–)		—

	Shares
SHORT-TERM INVESTMENT — 1.6%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 3.580%(C)(D)	1,249,300	1,249,300
TOTAL SHORT-TERM INVESTMENT (Cost $1,249,300)		1,249,300

TOTAL INVESTMENTS — 101.5% (Cost $74,837,826)		81,598,673
OTHER ASSETS LESS LIABILITIES – (1.5)%		(1,180,231)
NET ASSETS - 100%		$80,418,442

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2026.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	The rate shown is the 7-day effective yield as of March 31, 2026.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2026 was $1,249,300.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI All China Health Care Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of March 31, 2026, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$76,986,938	$—	$—		$76,986,938
Hong Kong	3,362,435	—	—		3,362,435
Total Common Stock	80,349,373	—	—		80,349,373
Rights
China
Health Care	—	—	—	‡‡	—
Total Rights	—	—	—		—
Short-Term Investment	1,249,300	—	—		1,249,300
Total Investments in Securities	$81,598,673	$—	$—		$81,598,673

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Asia Pacific High Income USD Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 81.7%
CHINA — 17.6%
Consumer Discretionary — 5.1%
Fortune Star BVI
6.800%, 09/09/2029	$200,000	$189,530
5.050%, 01/27/2027	400,000	388,316
Health & Happiness H&H International Holdings
9.125%, 07/24/2028	200,000	205,720
		783,566
Industrials — 1.2%
West China Cement
9.900%, 12/04/2028	200,000	180,380

Real Estate — 10.1%
Central Plaza Development
6.800%, 04/07/2029	200,000	197,957
Franshion Brilliant
4.250%, 07/23/2029	200,000	183,125
GLP China Holdings, MTN
7.750%, 04/30/2029	200,000	159,849
Greentown China Holdings
8.450%, 02/24/2028	200,000	200,947
Longfor Group Holdings
3.950%, 09/16/2029	200,000	158,048
3.375%, 04/13/2027	200,000	185,337
Pingan Real Estate Capital, MTN
3.450%, 07/29/2026	200,000	195,286
Shui On Development Holding
9.750%, 01/26/2029	200,000	201,269
Vanke Real Estate Hong Kong, MTN
3.975%, 11/09/2027	200,000	75,646
		1,557,464
Utilities — 1.2%
China Oil & Gas Group
7.000%, 02/04/2029	200,000	192,523

TOTAL CHINA		2,713,933

HONG KONG — 13.5%
Communication Services — 1.3%
Cas Capital No. 2
6.250%, H15T5Y + 2.533%(A)(B)	200,000	196,497

Consumer Discretionary — 3.9%
Li & Fung
8.375%, 02/05/2029	200,000	200,489
Melco Resorts Finance
7.625%, 04/17/2032	200,000	202,961

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary (continued)
6.500%, 09/24/2033	$200,000	$192,276
		595,726
Financials — 5.1%
CS Treasury Management Services
9.000%, 06/05/2174(B)	384,140	384,226
FWD Group Holdings, MTN
5.836%, 09/22/2035	200,000	198,462
FWD Group Holdings
6.675%, H15T5Y + 3.075%(A)(B)	200,000	199,500
		782,188
Real Estate — 3.2%
NWD
8.625%, 02/08/2028	200,000	187,012
NWD, MTN
4.500%, 05/19/2030	200,000	155,837
NWD Finance BVI
5.250%, 12/22/2174(B)	200,000	158,517
		501,366
TOTAL HONG KONG		2,075,777

INDIA — 17.5%
Energy — 1.2%
ReNew Wind Energy AP2
4.500%, 07/14/2028	200,000	188,561

Financials — 8.5%
IIFL Finance
8.750%, 07/24/2028	200,000	201,581
Manappuram Finance, MTN
7.375%, 05/12/2028	200,000	201,063
Muthoot Finance, MTN
6.375%, 04/23/2029	200,000	198,634
Piramal Finance, MTN
7.800%, 01/29/2028	250,000	251,848
Sammaan Capital
8.950%, 08/28/2028	250,000	251,939
7.500%, 10/16/2030	200,000	193,711
		1,298,776
Industrials — 1.3%
IRB Infrastructure Developers
7.110%, 03/11/2032	200,000	200,648

Materials — 6.5%
UPL
4.625%, 06/16/2030	200,000	176,854

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Materials (continued)
Vedanta Resources Finance II
10.875%, 09/17/2029	$400,000	$417,786
9.475%, 07/24/2030	200,000	202,509
9.125%, 10/15/2032	200,000	201,102
		998,251
TOTAL INDIA		2,686,236

INDONESIA — 6.1%
Energy — 3.6%
Medco Cypress Tree Pte
8.625%, 05/19/2030	360,000	369,624
Sorik Marapi Geothermal Power
7.750%, 08/05/2031	186,660	185,186
		554,810
Materials — 1.3%
Nickel Industries
9.000%, 09/30/2030	200,000	199,734

Real Estate — 1.2%
Kawasan Industri Jababeka, MTN
8.500%, 12/15/2026	180,000	177,750

TOTAL INDONESIA		932,294

JAPAN — 1.3%
Information Technology — 1.3%
Rakuten Group
8.125%, H15T5Y + 4.250%(A)(B)	200,000	198,104

MACAU — 9.6%
Consumer Discretionary — 9.6%
MGM China Holdings
7.125%, 06/26/2031	200,000	204,027
Studio City Finance
6.500%, 01/15/2028	400,000	395,415
5.000%, 01/15/2029	200,000	187,545
Wynn Macau
6.750%, 02/15/2034	200,000	195,449
5.625%, 08/26/2028	250,000	245,541
4.500%, 03/07/2029(C)	250,000	248,875
TOTAL MACAU		1,476,852

MONGOLIA — 5.1%
Energy — 1.3%
Mongolian Mining
8.440%, 04/03/2030	200,000	198,922

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials — 3.8%
Golomt Bank
11.000%, 05/20/2027	$200,000	$202,428
Trade & Development Bank of Mongolia
8.500%, 12/23/2027	400,000	391,500
		593,928
TOTAL MONGOLIA		792,850

PHILIPPINES — 1.3%
Utilities — 1.3%
San Miguel Global Power Holdings
5.450%(A)(B)	200,000	197,713

SINGAPORE — 1.1%
Real Estate — 1.1%
GLP Pte
9.750%, 05/20/2028	200,000	163,914

THAILAND — 3.8%
Energy — 1.2%
Thaioil Treasury Center, MTN
6.100%, H15T5Y + 2.375%(A)(B)	200,000	193,056

Financials — 2.6%
Kasikornbank, MTN
4.000%, H15T5Y + 3.337%(A)(B)	200,000	196,443
Muangthai Capital
6.875%, 09/30/2028	200,000	198,497
		394,940
TOTAL THAILAND		587,996

UNITED KINGDOM — 4.8%
Financials — 4.8%
Standard Chartered
7.750%, H15T5Y + 4.976%(A)(B)	200,000	204,515
7.000%, H15T5Y + 2.873%(A)(B)	360,000	353,089
4.750%, H15T5Y + 3.805%(A)(B)	200,000	182,909
TOTAL UNITED KINGDOM		740,513

TOTAL CORPORATE OBLIGATIONS (Cost $12,502,675)		12,566,182

SOVEREIGN DEBT — 6.5%
PAKISTAN — 4.3%
Pakistan Government International Bond, MTN
8.875%, 04/08/2051	250,000	223,152
7.375%, 04/08/2031	250,000	231,169
6.875%, 12/05/2027	200,000	197,290
		651,611

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Asia Pacific High Income USD Bond ETF (concluded)

	Face Amount	Value
SOVEREIGN DEBT (continued)
SRI LANKA — 2.2%
Sri Lanka Government International Bond
3.600%, 08/15/2027	$200,000	$176,498
3.350%, 09/15/2027	200,000	166,925
		343,423
TOTAL SOVEREIGN DEBT (Cost $1,058,198)		995,034

CONVERTIBLE BONDS — 3.6%
CHINA — 2.4%
Communication Services — 1.2%
Baidu CV to 1107.0457
0.000%, 03/12/2032(D)	200,000	$182,300

Consumer Discretionary — 1.2%
Alibaba Group Holding CV to 5.1773
0.000%, 09/15/2032(D)	200,000	192,500

TOTAL CHINA		374,800

HONG KONG — 1.2%
Materials — 1.2%
Jinkai Investment Holdings CV to 12326.5403
0.000%, 02/05/2031(D)	200,000	184,800

TOTAL CONVERTIBLE BONDS (Cost $603,336)		559,600

TOTAL INVESTMENTS — 91.8% (Cost $14,164,209)		14,120,816
OTHER ASSETS LESS LIABILITIES – 8.2%		1,254,360
NET ASSETS - 100%		$15,375,176

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Perpetual security with no stated maturity date.
(C)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total market value of such securities as of March 31, 2026 was $248,875 and represented 1.6% of the Net Assets of the Fund.
(D)	Zero coupon security.

As of March 31, 2026, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 96.0%‡
BRAZIL — 5.1%
Communication Services — 0.2%
Telefonica Brasil	20,961	$165,494

Consumer Staples — 0.4%
Ambev	96,700	282,399
Raia Drogasil	26,551	119,640
		402,039
Energy — 0.9%
Petroleo Brasileiro - Petrobras	80,400	830,028
Ultrapar Participacoes	23,300	128,147
		958,175
Financials — 1.1%
B3 - Brasil Bolsa Balcao	106,600	375,614
Banco Bradesco	51,387	164,436
Banco do Brasil	46,800	206,130
BB Seguridade Participacoes	13,100	87,326
NU Holdings, Cl A*	23,008	330,625
		1,164,131
Industrials — 0.7%
Localiza Rent a Car	26,620	239,491
Motiva Infraestrutura de Mobilidade	20,600	62,369
Rumo	20,600	64,104
WEG	30,900	301,843
		667,807
Materials — 1.2%
Klabin	13,943	52,093
Suzano	15,500	154,052
Vale	64,800	1,023,507
		1,229,652
Utilities — 0.6%
Axia Energia	19,500	218,677
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,321	161,248
Equatorial	23,300	181,913
		561,838
TOTAL BRAZIL		5,149,136

CHILE — 0.7%
Consumer Discretionary — 0.1%
Empresas Copec	6,864	47,048
Falabella	13,243	80,419
		127,467

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 0.4%
Banco de Chile	1,170,227	$210,706
Banco de Credito e Inversiones	1,141	73,321
Banco Santander Chile	1,166,953	95,860
		379,887
Industrials — 0.1%
Latam Airlines Group	4,070,763	99,446

Materials — 0.0%
Empresas CMPC	22,271	30,054

Utilities — 0.1%
Enel Chile	1,259,705	96,450

TOTAL CHILE		733,304

COLOMBIA — 0.3%
Financials — 0.3%
Grupo Cibest	12,964	300,846
TOTAL COLOMBIA		300,846

CZECHIA — 0.3%
Financials — 0.2%
Komercni Banka	3,484	176,313

Utilities — 0.1%
CEZ	2,705	152,241

TOTAL CZECHIA		328,554

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank - Egypt (CIB)	51,009	113,084
TOTAL EGYPT		113,084

GREECE — 0.4%
Communication Services — 0.1%
Hellenic Telecommunications Organization	4,061	76,363

Consumer Discretionary — 0.3%
Allwyn	11,035	166,434
JUMBO	7,429	188,143
		354,577
TOTAL GREECE		430,940

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
HUNGARY — 0.6%
Energy — 0.1%
MOL Hungarian Oil & Gas	6,327	$74,679

Financials — 0.4%
OTP Bank NYRT	3,874	409,404

Health Care — 0.1%
Richter Gedeon NYRT	3,121	110,252

TOTAL HUNGARY		594,335

INDIA — 17.5%
Communication Services — 0.9%
Bharti Airtel	48,365	908,876

Consumer Discretionary — 2.0%
Bajaj Auto	1,439	133,229
Eicher Motors	2,730	189,563
Eternal*	123,478	298,095
Mahindra & Mahindra	16,281	507,181
Maruti Suzuki India	2,631	341,355
Tata Motors*	31,910	132,823
Tata Motors Passenger Vehicles Limited	31,910	99,651
Titan	6,181	257,500
		1,959,397
Consumer Staples — 1.0%
Dabur India	29,585	128,027
Godrej Consumer Products	16,068	166,831
Hindustan Unilever	15,916	344,871
ITC	76,569	232,253
Nestle India	14,162	175,411
		1,047,393
Energy — 1.7%
Bharat Petroleum	36,260	107,424
Indian Oil	106,495	152,025
Oil & Natural Gas Corp	77,821	233,548
Reliance Industries	87,790	1,243,886
		1,736,883
Financials — 4.2%
Axis Bank	48,507	593,905
Bajaj Finance	44,410	375,301
Bajaj Finserv	8,895	153,032
HDFC Bank	131,293	1,012,637
HDFC Life Insurance	17,658	109,952

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
ICICI Bank	81,788	$1,039,847
IndusInd Bank*	4,950	39,269
Jio Financial Services	38,507	90,981
Kotak Mahindra Bank	116,960	435,785
State Bank of India	38,271	395,183
		4,245,892
Health Care — 0.7%
Aurobindo Pharma	9,023	124,088
Cipla	10,410	134,360
Dr Reddy’s Laboratories	10,007	132,398
Sun Pharmaceutical Industries	19,107	353,983
		744,829
Industrials — 2.6%
Adani Enterprises	8,052	149,310
Adani Ports & Special Economic Zone	23,800	329,365
Bharat Electronics	114,752	484,723
CG Power & Industrial Solutions	35,557	245,566
Cummins India	6,205	294,396
Hindustan Aeronautics	6,857	252,104
InterGlobe Aviation	7,512	312,324
Larsen & Toubro	12,668	468,008
Suzlon Energy*	308,213	128,551
		2,664,347
Information Technology — 2.0%
HCL Technologies	22,971	324,916
Infosys ADR	67,568	912,844
Tata Consultancy Services	16,698	415,281
Tech Mahindra	13,193	192,508
Wipro	63,786	126,188
		1,971,737
Materials — 1.7%
Asian Paints	8,551	195,201
Grasim Industries	5,763	155,406
Hindalco Industries	35,608	332,039
JSW Steel	15,105	178,762
Tata Steel	180,262	364,634
UltraTech Cement	2,051	232,349
UPL	9,498	56,874
Vedanta	23,181	160,033
		1,675,298
Utilities — 0.7%
GAIL India	53,626	77,859

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
NTPC	85,572	$334,399
Power Grid Corp of India	83,745	261,436
		673,694
TOTAL INDIA		17,628,346

INDONESIA — 1.6%
Communication Services — 0.2%
Telkom Indonesia Persero	1,172,600	211,136

Consumer Staples — 0.0%
Charoen Pokphand Indonesia	160,200	38,649

Energy — 0.2%
United Tractors	111,700	204,083

Financials — 1.0%
Bank Central Asia	1,108,800	420,828
Bank Mandiri Persero	916,400	254,518
Bank Negara Indonesia Persero	341,900	75,645
Bank Rakyat Indonesia Persero	1,273,900	249,615
		1,000,606
Industrials — 0.2%
Astra International	509,100	187,230

TOTAL INDONESIA		1,641,704

MALAYSIA — 2.1%
Communication Services — 0.2%
CelcomDigi Bhd	75,700	55,340
Maxis	148,900	132,388
		187,728
Consumer Staples — 0.1%
SD Guthrie	57,300	85,617

Financials — 1.2%
CIMB Group Holdings	209,555	390,748
Hong Leong Bank	13,200	71,396
Malayan Banking	142,716	400,409
Public Bank	329,800	381,196
		1,243,749
Health Care — 0.1%
IHH Healthcare	49,500	109,783

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 0.1%
Petronas Chemicals Group	75,700	$113,485

Utilities — 0.4%
Petronas Gas	12,900	57,220
Tenaga Nasional	93,800	322,010
		379,230
TOTAL MALAYSIA		2,119,592

MEXICO — 4.0%
Communication Services — 0.5%
America Movil	399,600	504,553

Consumer Staples — 0.9%
Fomento Economico Mexicano	41,800	458,488
Grupo Bimbo, Ser A	28,300	94,273
Wal-Mart de Mexico	109,000	351,622
		904,383
Financials — 0.7%
Grupo Financiero Banorte, Cl O	57,300	631,327
Grupo Financiero Inbursa, Cl O	38,600	96,599
		727,926
Industrials — 0.5%
Grupo Aeroportuario del Pacifico, Cl B	10,490	257,082
Grupo Aeroportuario del Sureste, Cl B	6,700	224,309
		481,391
Materials — 1.3%
Cemex	317,700	361,873
Grupo Mexico	57,300	609,540
Southern Copper	1,938	333,453
		1,304,866
Real Estate — 0.1%
Fibra Uno Administracion†	71,300	115,280

TOTAL MEXICO		4,038,399

PERU — 0.6%
Financials — 0.3%
Credicorp	945	320,525

Materials — 0.3%
Cia de Minas Buenaventura SAA ADR	7,419	267,381

TOTAL PERU		587,906

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
PHILIPPINES — 0.5%
Financials — 0.1%
BDO Unibank	69,549	$129,138

Industrials — 0.2%
Ayala	8,110	67,216
SM Investments	8,110	82,769
		149,985
Real Estate — 0.2%
Ayala Land	281,700	74,842
SM Prime Holdings	384,400	129,399
		204,241
Utilities — 0.0%
Manila Electric	3,490	35,474

TOTAL PHILIPPINES		518,838

POLAND — 2.1%
Communication Services — 0.1%
CD Projekt	1,533	97,291

Consumer Discretionary — 0.4%
LPP	70	418,718

Energy — 0.3%
ORLEN	7,139	257,253

Financials — 1.1%
Bank Polska Kasa Opieki	4,214	245,851
Powszechna Kasa Oszczednosci Bank Polski	21,061	490,701
Powszechny Zaklad Ubezpieczen	15,298	262,869
Santander Bank Polska	818	127,921
		1,127,342
Materials — 0.2%
KGHM Polska Miedz*	2,936	210,983

TOTAL POLAND		2,111,587

QATAR — 0.9%
Financials — 0.7%
AlRayan Bank	99,748	59,832
Qatar Islamic Bank	29,248	181,947
Qatar National Bank	103,694	485,291
		727,070

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.2%
Industries Qatar	46,523	$135,953

TOTAL QATAR		863,023

ROMANIA — 0.2%
Real Estate — 0.2%
NEPI Rockcastle	23,857	189,239
TOTAL ROMANIA		189,239

RUSSIA — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR(A)(B)	3,839	—

Consumer Discretionary — 0.0%
X5 Retail Group GDR*(A)(B)	915	—

Energy — 0.0%
Gazprom PJSC*(A)(B)	89,700	—
LUKOIL PJSC*(A)(B)	3,729	—
Novatek PJSC GDR*(A)(B)	756	—
Rosneft Oil PJSC*(A)(B)	10,270	—
Tatneft PJSC*(A)(B)	16,537	—
		—
Financials — 0.0%
Sberbank of Russia PJSC*(A)(B)	99,330	—

Materials — 0.0%
Alrosa PJSC*(A)(B)	18,910	—
GMK Norilskiy Nickel PAO*(A)(B)	67,000	—
Novolipetsk Steel PJSC*(A)(B)	8,860	—
Severstal PAO*(A)(B)	1,512	—
		—
TOTAL RUSSIA		—

SOUTH AFRICA — 4.3%
Communication Services — 0.2%
MTN Group	14,411	164,547

Consumer Discretionary — 1.0%
Naspers, Cl N	19,801	997,089

Financials — 2.1%
Absa Group	15,306	215,666
Capitec Bank Holdings	1,440	346,791
Discovery	23,656	343,145
FirstRand	56,767	285,667

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Nedbank Group	16,059	$250,264
Remgro	18,612	205,001
Sanlam	31,021	161,253
Standard Bank Group	15,248	271,199
		2,078,986
Industrials — 0.2%
Bidvest Group	12,477	165,862

Materials — 0.8%
Gold Fields	10,037	445,926
Harmony Gold Mining	9,437	141,135
Sasol*	11,859	156,136
Valterra Platinum	1,492	122,114
		865,311
TOTAL SOUTH AFRICA		4,271,795

SOUTH KOREA — 22.3%
Communication Services — 0.3%
NAVER	2,590	340,734

Consumer Discretionary — 1.7%
Hyundai Mobis	1,463	361,058
Hyundai Motor	2,250	654,441
Kia	5,547	525,854
LG Electronics	2,430	167,537
		1,708,890
Consumer Staples — 0.5%
Amorepacific	896	80,261
KT&G	3,586	372,729
		452,990
Energy — 0.5%
HD Hyundai	2,235	348,751
SK Innovation	1,384	98,221
S-Oil*	792	54,450
		501,422
Financials — 2.6%
DB Insurance	869	92,934
Hana Financial Group	7,658	532,983
Industrial Bank of Korea	4,446	61,974
KB Financial Group	6,692	619,981
Samsung Fire & Marine Insurance	1,156	332,463
Samsung Life Insurance	1,204	165,470
Shinhan Financial Group	9,766	559,187

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Woori Financial Group	12,822	$268,302
		2,633,294
Health Care — 0.7%
Celltrion	3,464	445,949
Samsung Biologics*	240	235,668
		681,617
Industrials — 4.0%
Doosan Enerbility*	8,237	493,688
Hanwha Aerospace	719	586,316
HD Korea Shipbuilding & Offshore Engineering	659	148,008
Hyundai Glovis	3,011	407,915
Korea Aerospace Industries	3,874	416,575
LG	2,779	150,231
LG Energy Solution*	1,054	271,474
Samsung C&T	2,482	410,790
Samsung Heavy Industries*	24,021	383,451
SK	998	196,127
SK Square*	1,844	561,634
		4,026,209
Information Technology — 11.1%
LG Display*	3,772	26,720
Samsung Electro-Mechanics	1,699	452,024
Samsung Electronics	59,562	6,501,986
Samsung SDI*	1,152	306,869
Samsung SDS	605	59,290
SK hynix	7,336	3,865,212
		11,212,101
Materials — 0.6%
LG Chem	1,024	199,899
POSCO Holdings	1,740	377,730
		577,629
Utilities — 0.3%
Korea Electric Power	10,831	294,526

TOTAL SOUTH KOREA		22,429,412

TAIWAN — 27.9%
Communication Services — 0.7%
Chunghwa Telecom	55,000	228,808
Far EasTone Telecommunications	78,000	224,217
Taiwan Mobile	76,000	259,118
		712,143

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 4.2%
Cathay Financial Holding	156,000	$343,034
Chailease Holding	53,379	182,828
Chang Hwa Commercial Bank	435,346	277,794
CTBC Financial Holding	233,000	373,879
E.Sun Financial Holding	202,185	200,793
First Financial Holding	345,306	304,586
Fubon Financial Holding	119,735	322,089
Hua Nan Financial Holdings	267,042	277,316
KGI Financial Holding	471,420	283,855
Mega Financial Holding	217,516	261,604
Shanghai Commercial & Savings Bank	159,000	193,963
SinoPac Financial Holdings	191,269	183,671
Taiwan Business Bank	578,000	271,192
Taiwan Cooperative Financial Holding	313,568	230,002
TS Financial Holding	369,312	267,425
Yuanta Financial Holding	154,589	216,386
		4,190,417
Industrials — 0.2%
Far Eastern New Century	231,000	190,031
Teco Electric and Machinery	18,000	33,782
		223,813
Information Technology — 21.6%
Accton Technology	23,000	1,086,331
ASE Technology Holding	46,000	472,662
Asustek Computer	7,000	120,207
Catcher Technology	26,000	152,893
Delta Electronics	28,000	1,208,633
Hon Hai Precision Industry	158,000	926,650
Innolux	235,400	175,611
Lite-On Technology	33,000	145,027
MediaTek	26,000	1,211,761
Novatek Microelectronics	19,000	225,540
Pegatron	79,000	188,295
Quanta Computer	33,000	287,472
Taiwan Semiconductor Manufacturing	269,000	14,808,883
United Microelectronics	206,000	364,060
Wistron	71,000	272,052
Wiwynn	1,000	103,222
		21,749,299
Materials — 1.2%
Asia Cement	103,000	111,795
China Steel	339,000	200,410
Formosa Chemicals & Fibre	78,000	109,668

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Formosa Plastics	103,000	$147,879
Nan Ya Plastics	253,000	584,820
TCC Group Holdings	153,404	110,363
		1,264,935
TOTAL TAIWAN		28,140,607

THAILAND — 1.5%
Communication Services — 0.3%
Advanced Info Service NVDR	25,300	286,140

Consumer Staples — 0.2%
CP ALL NVDR	126,200	174,109

Energy — 0.4%
PTT NVDR	268,300	284,733
PTT Exploration & Production NVDR	36,600	179,227
		463,960
Health Care — 0.1%
Bangkok Dusit Medical Services NVDR	229,900	131,053

Industrials — 0.2%
Airports of Thailand NVDR	110,000	173,438

Materials — 0.1%
Siam Cement NVDR	10,400	65,276

Real Estate — 0.2%
Central Pattana NVDR	101,900	192,337

TOTAL THAILAND		1,486,313

TÜRKIYE — 0.7%
Consumer Staples — 0.3%
BIM Birlesik Magazalar	17,840	273,937

Energy — 0.2%
Turkiye Petrol Rafinerileri	35,711	207,337

Financials — 0.2%
Akbank	127,615	189,357

TOTAL TÜRKIYE		670,631

UNITED ARAB EMIRATES — 1.5%
Communication Services — 0.3%
Emirates Telecommunications Group PJSC	55,822	283,266

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 0.6%
Abu Dhabi Commercial Bank PJSC	56,643	$190,594
First Abu Dhabi Bank PJSC	83,488	386,382
		576,976
Real Estate — 0.6%
Aldar Properties PJSC	107,374	227,709
Emaar Properties PJSC	136,308	434,161
		661,870
TOTAL UNITED ARAB EMIRATES		1,522,112

UNITED KINGDOM — 0.8%
Materials — 0.8%
Anglogold Ashanti PLC	8,413	807,215
TOTAL UNITED KINGDOM		807,215

TOTAL COMMON STOCK (Cost $80,477,077)		96,676,918

PREFERRED STOCK — 3.4%
BRAZIL — 2.4%
Energy — 0.8%
Petroleo Brasileiro - Petrobras(C)	86,000	801,544

Financials — 1.4%
Banco Bradesco(C)	106,571	391,227
Itau Unibanco Holding(C)	87,342	727,245
Itausa(C)	116,408	311,642
		1,430,114
Materials — 0.1%
Gerdau(C)	22,790	82,921

Utilities — 0.1%
Axia Energia*(C)	3,653	39,627
Cia Energetica de Minas Gerais(C)	27,100	65,441
		105,068
TOTAL BRAZIL		2,419,647

CHILE — 0.3%
Materials — 0.3%
Sociedad Quimica y Minera de Chile*(C)	3,231	259,356

COLOMBIA — 0.1%
Financials — 0.1%
Grupo Cibest(C)	7,842	144,686

RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PAO*(A)(B)(C)	50,900	—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
PREFERRED STOCK (continued)
SOUTH KOREA — 0.6%
Information Technology — 0.6%
Samsung Electronics(C)	8,615	$641,211
TOTAL PREFERRED STOCK (Cost $2,592,106)		3,464,900

TOTAL INVESTMENTS — 99.4% (Cost $83,069,183)		100,141,818
OTHER ASSETS LESS LIABILITIES – 0.6%		626,958
NET ASSETS - 100%		$100,768,776

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

The following summarizes the market value of the Fund’s investments used as of March 31, 2026, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Brazil	$5,149,136	$—	$—		$5,149,136
Chile	733,304	—	—		733,304
Colombia	300,846	—	—		300,846
Czechia	328,554	—	—		328,554
Egypt	113,084	—	—		113,084
Greece	430,940	—	—		430,940
Hungary	594,335	—	—		594,335
India	17,628,346	—	—		17,628,346
Indonesia	1,641,704	—	—		1,641,704
Malaysia	2,119,592	—	—		2,119,592
Mexico	4,038,399	—	—		4,038,399
Peru	587,906	—	—		587,906
Philippines	518,838	—	—		518,838
Poland	2,111,587	—	—		2,111,587
Qatar	863,023	—	—		863,023
Romania	189,239	—	—		189,239
Russia
Communication Services	—	—	—	‡‡	—
Consumer Discretionary	—	—	—	‡‡	—
Energy	—	—	—	‡‡	—
Financials	—	—	—	‡‡	—
Materials	—	—	—	‡‡	—
South Africa	4,271,795	—	—		4,271,795

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (concluded)

South Korea	$22,429,412	$—	$—		$22,429,412
Taiwan	28,140,607	—	—		28,140,607
Thailand	1,486,313	—	—		1,486,313
Türkiye	670,631	—	—		670,631
United Arab Emirates	1,522,112	—	—		1,522,112
United Kingdom	807,215	—	—		807,215
Total Common Stock	96,676,918	—	—		96,676,918
Preferred Stock
Brazil	2,419,647	—	—		2,419,647
Chile	259,356	—	—		259,356
Colombia	144,686	—	—		144,686
Russia
Energy	—	—	—	‡‡	—
South Korea	641,211	—	—		641,211
Total Preferred Stock	3,464,900	—	—		3,464,900
Total Investments in Securities	$100,141,818	$—	$—		$100,141,818

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments March 31, 2026

KraneShares Global Carbon Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 64.2%
Fixed Income — 64.2%
KraneShares Sustainable Ultra Short Duration Index ETF(A)(B)(C)	3,374,500	$84,463,735
TOTAL EXCHANGE-TRADED FUND (Cost $84,689,064)		84,463,735

	Face Amount
INDEX-LINKED NOTE — 19.6%
UNITED STATES — 19.6%
Financials — 19.6%
GS Finance, 4.500%, 1/27/2027(D)(E)	41,677,000	25,868,956
TOTAL UNITED STATES		25,868,956
TOTAL INDEX-LINKED NOTE (Cost $41,677,000)		25,868,956

	Shares
SHORT-TERM INVESTMENT — 5.1%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 3.600%(F)	6,723,142	6,723,141
TOTAL SHORT-TERM INVESTMENT (Cost $6,723,141)		6,723,141

TOTAL INVESTMENTS — 88.9% (Cost $133,089,205)		117,055,832
OTHER ASSETS LESS LIABILITIES – 11.1%		14,616,529
NET ASSETS - 100%		$131,672,361

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance Vintage^	1,214	Dec-2026	$37,294,330	$35,048,180	$(2,246,151)
Euro FX^	130	Jun-2026	18,946,534	18,826,438	(120,097)
ICE ECX Emission^	100	Dec-2026	9,788,382	8,354,649	(1,410,973)
RGGI Vintage^	259	Dec-2026	7,220,737	7,456,610	235,873
UK Emission Allowance^	94	Dec-2026	7,354,026	5,150,464	(2,258,753)
WA Carbon Allowance Vintage^	110	Dec-2026	8,114,812	7,767,100	(347,712)
			$88,718,821	$82,603,441	$(6,147,813)

^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of March 31, 2026.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments March 31, 2026

KraneShares Global Carbon Strategy ETF (concluded)

(E)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total market value of such securities as of March 31, 2026 was $25,868,956 and represented 19.6% of the Net Assets of the Fund.
(F)	The rate shown is the 7-day effective yield as of March 31, 2026.

The following summarizes the market value of the Fund’s investments and other financial instruments used as of March 31, 2026, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$84,463,735	$—	$—	$84,463,735
Index-Linked Note	—	25,868,956	—	25,868,956
Short-Term Investment	6,723,141	—	—	6,723,141
Total Investments in Securities	$91,186,876	$25,868,956	$—	$117,055,832

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$235,873	$—	$—	$235,873
Unrealized Depreciation	(6,383,686)	—	—	(6,383,686)
Total Other Financial Instruments	$(6,147,813)	$—	$—	$(6,147,813)

*	Futures Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transactions with affiliated companies during the year ended March 31, 2026, are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 3/31/2026	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$117,673,932	$26,717,187	$(59,755,645)	$34,860	$(206,599)	$84,463,735	$4,115,574	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Value Line® Dynamic Dividend Equity Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
MEXICO — 1.5%
Materials — 1.5%
Southern Copper	2,948	$507,233
TOTAL MEXICO		507,233

UNITED STATES — 98.4%
Communication Services — 4.1%
Alphabet, Cl C	3,103	890,126
Verizon Communications	10,565	530,363
		1,420,489
Consumer Discretionary — 10.9%
American Eagle Outfitters	4,193	70,023
Best Buy	7,901	507,244
Ford Motor	6,229	71,883
Genuine Parts	565	59,749
Harley-Davidson	17,531	354,477
Home Depot	1,930	634,758
NIKE, Cl B	4,497	237,531
Tapestry	2,817	397,507
Tesla*	1,389	516,361
Upbound Group	28,778	519,443
Wendy’s	63,732	442,937
		3,811,913
Consumer Staples — 9.0%
Altria Group	9,110	601,169
Cal-Maine Foods	6,102	482,973
Conagra Brands	11,831	185,983
Constellation Brands, Cl A	1,858	278,700
Energizer Holdings	29,477	484,012
Flowers Foods	61,571	501,804
Philip Morris International	3,555	587,784
		3,122,425
Energy — 3.6%
Chevron	2,064	427,042
Kinder Morgan	14,030	470,426
ONEOK	4,029	364,181
		1,261,649
Financials — 11.7%
Cohen & Steers	2,694	168,510
Goldman Sachs Group	854	722,476
JPMorgan Chase	2,814	827,766
Main Street Capital	9,483	502,220
Morgan Stanley	2,040	335,723

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Value Line® Dynamic Dividend Equity Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Prudential Financial	2,006	$195,966
Regions Financial	10,631	277,682
T Rowe Price Group	6,189	557,876
Western Union	57,413	501,215
		4,089,434
Health Care — 8.8%
AbbVie	3,418	743,381
Bristol-Myers Squibb	9,531	578,055
Johnson & Johnson	3,529	862,629
Pfizer	20,234	568,171
UnitedHealth Group	1,124	304,143
		3,056,379
Industrials — 11.6%
Automatic Data Processing	2,696	547,774
Cummins	429	230,811
Deluxe	5,339	147,036
Fastenal	8,228	381,779
Illinois Tool Works	2,131	554,678
Lockheed Martin	149	90,054
MSC Industrial Direct, Cl A	3,204	295,633
Paychex	5,685	523,702
Snap-on	973	353,413
Union Pacific	1,531	371,451
United Parcel Service, Cl B	5,489	540,008
		4,036,339
Information Technology — 26.0%
Amphenol, Cl A	4,673	590,433
Apple	782	198,464
Applied Materials	275	93,992
AppLovin, Cl A*	161	64,078
Broadcom	3,615	1,118,879
Cisco Systems	9,110	706,845
International Business Machines	2,222	538,591
Lam Research	698	149,135
Microsoft	5,401	1,999,288
NVIDIA	13,630	2,377,072
Oracle	1,096	161,232
Palantir Technologies, Cl A*	951	139,112
Seagate Technology Holdings	693	271,490
Texas Instruments	3,320	644,545
		9,053,156

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Value Line® Dynamic Dividend Equity Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 10.4%
American Homes 4 Rent, Cl A†	18,322	$511,550
Equity Residential†	8,956	529,747
Host Hotels & Resorts†	10,066	192,865
Public Storage†	1,865	505,191
Regency Centers†	4,186	316,713
Simon Property Group†	2,992	558,098
VICI Properties, Cl A†	18,495	505,283
WP Carey†	7,547	512,894
		3,632,341
Utilities — 2.3%
American Electric Power	1,975	258,883
Consolidated Edison	1,648	186,520
Dominion Energy	2,901	179,340
WEC Energy Group	1,565	181,180
		805,923
TOTAL UNITED STATES		34,290,048

TOTAL COMMON STOCK (Cost $33,844,224)		34,797,281

TOTAL INVESTMENTS — 99.9% (Cost $33,844,224)		34,797,281
OTHER ASSETS LESS LIABILITIES – 0.1%		32,300
NET ASSETS - 100%		$34,829,581

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

As of March 31, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments March 31, 2026

KraneShares Mount Lucas Managed Futures Index Strategy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 67.6%
U.S. Treasury Bills
3.625%, 04/30/2026(A)(B)	$35,000,000	$34,897,739
3.622%, 05/12/2026(A)(B)	40,000,000	39,834,696
3.621%, 05/28/2026(A)(B)	35,000,000	34,799,004
3.617%, 04/14/2026(A)(B)	35,000,000	34,954,146
3.595%, 05/05/2026(A)(B)	40,000,000	39,863,263
TOTAL U.S. TREASURY OBLIGATIONS (Cost $184,354,136)		184,348,848

TOTAL INVESTMENTS — 67.6% (Cost $184,354,136)		184,348,848
OTHER ASSETS LESS LIABILITIES – 32.4%		88,196,367
NET ASSETS - 100%		$272,545,215

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
AUD Currency	625	Jun-2026	$44,509,933	$43,015,625	$(1,494,308)
CAD Currency	143	Jun-2026	10,533,907	10,296,000	(237,907)
Copper^	122	Jul-2026	17,998,793	17,279,775	(719,018)
Corn^	198	May-2026	4,532,897	4,531,725	(1,172)
Gasoline^	194	May-2026	19,366,488	24,897,029	5,530,541
Gold^	35	Jun-2026	16,676,296	16,375,100	(301,196)
Live Cattle^	203	Jun-2026	18,806,915	19,753,930	947,015
NY Harbor ULSD^	178	May-2026	19,619,636	27,966,968	8,347,332
Soybean^	318	May-2026	18,610,494	18,618,900	8,406
Swiss Franc	39	Jun-2026	6,288,561	6,141,525	(147,036)
Wheat^	630	May-2026	18,861,093	19,411,875	550,782
WTI Crude Oil^	280	May-2026	19,527,586	26,084,800	6,557,214
			215,332,599	234,373,252	19,040,653
Short Contracts
British Pound	(125)	Jun-2026	(10,325,091)	(10,332,812)	(7,721)
Canadian 10-Year Bonds	(552)	Jun-2026	(47,610,612)	(47,620,962)	(270,337)
Euro FX	(270)	Jun-2026	(39,122,772)	(39,101,062)	21,710
Euro-BUND 10-Year Bonds	(370)	Jun-2026	(53,544,768)	(53,625,110)	(38,403)
Japanese 10-Year Bonds	(82)	Jun-2026	(68,012,890)	(67,328,818)	794,210
Japanese Yen	(549)	Jun-2026	(43,519,906)	(43,467,075)	52,831
Long GILT 10-Year Bonds	(289)	Jun-2026	(33,692,681)	(33,581,255)	(5,892)
Natural Gas^	(608)	May-2026	(19,012,714)	(18,276,480)	736,234
Sugar No. 11^	(969)	Apr-2026	(15,235,380)	(16,843,546)	(1,608,165)

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments March 31, 2026

KraneShares Mount Lucas Managed Futures Index Strategy ETF (concluded)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Ultra 10-Year U.S. Treasury Notes	(28)	Jun-2026	$(3,178,141)	$(3,178,437)	$(297)
			(333,254,955)	(333,355,557)	(325,830)
			$(117,922,356)	$(98,982,305)	$18,714,823

^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of March 31, 2026.
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	Security pledged as collateral on futures contracts.

The following summarizes the market value of the Fund’s investments and other financial instruments used as of March 31, 2026, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$184,348,848	$—	$184,348,848
Total Investments in Securities	$—	$184,348,848	$—	$184,348,848

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$23,546,275	$—	$—	$23,546,275
Unrealized Depreciation	(4,831,452)	—	—	(4,831,452)
Total Other Financial Instruments	$18,714,823	$—	$—	$18,714,823

*	Futures Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — 99.6%‡
CHINA — 99.6%
Consumer Discretionary — 2.8%
Beijing Roborock Technology, Cl A	63,870	$1,109,520
Ninebot, Cl A	176,891	1,132,541
		2,242,061
Health Care — 8.2%
APT Medical, Cl A	26,072	943,673
MGI Tech, Cl A*	77,010	548,359
Shanghai Allist Pharmaceuticals, Cl A	83,201	1,156,456
Shanghai United Imaging Healthcare, Cl A	152,378	2,470,982
Sichuan Biokin Pharmaceutical, Cl A*	25,437	1,023,859
Xiamen Amoytop Biotech, Cl A	50,309	472,009
		6,615,338
Industrials — 1.8%
AVIC Chengdu UAS, Cl A*	83,201	599,912
Sany Renewable Energy, Cl A	75,575	258,457
Zhuzhou CRRC Times Electric, Cl A	80,316	604,111
		1,462,480
Information Technology — 84.1%
ACM Research Shanghai, Cl A	29,594	606,774
Advanced Micro-Fabrication Equipment China, Cl A	120,894	5,362,836
Amlogic Shanghai, Cl A*	103,819	1,190,506
ASR Microelectronics, Cl A*	77,333	751,530
Beijing Kingsoft Office Software, Cl A	71,364	2,413,276
Bestechnic Shanghai, Cl A	36,384	925,532
Biwin Storage Technology, Cl A*	100,670	3,089,903
Cambricon Technologies, Cl A*	58,154	8,276,801
China Railway Signal & Communication, Cl A	796,933	655,389
China Resources Microelectronics, Cl A	163,624	1,055,180
CSI Solar, Cl A	454,591	842,481
Everdisplay Optronics Shanghai, Cl A*	1,702,069	561,877
GalaxyCore, Cl A	240,395	451,087
Geovis Technology, Cl A	124,501	1,099,593
Guobo Electronics, Cl A	55,100	884,813
Hwatsing Technology, Cl A	76,285	1,921,850
Hygon Information Technology, Cl A	256,433	7,806,565
Jinko Solar, Cl A*	1,233,187	1,162,356
Loongson Technology, Cl A*	61,779	1,167,743
Montage Technology, Cl A	315,846	5,729,102
National Silicon Industry Group, Cl A*	590,623	1,445,195
Nexchip Semiconductor, Cl A	309,304	1,181,380
Piotech, Cl A	51,986	2,784,951
QuantumCTek, Cl A*	19,017	1,467,294
Shanghai BOCHU Electronic Technology, Cl A	35,588	667,022

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares SSE STAR Market 50 Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Shengyi Electronics, Cl A	76,894	$931,407
Shenzhen Transsion Holdings, Cl A	177,360	1,408,516
SICC, Cl A*	66,399	787,363
Skyverse Technology, Cl A*	64,746	1,425,374
Smartsens Technology Shanghai, Cl A	86,677	1,036,605
SUPCON Technology, Cl A	195,039	1,820,010
Suzhou Centec Communications, Cl A*	37,902	915,790
Trina Solar, Cl A*	433,102	1,033,420
United Nova Technology, Cl A*	1,549,795	1,413,658
Verisilicon Microelectronics Shanghai, Cl A*	113,432	3,322,469
Xinjiang Daqo New Energy, Cl A*	198,307	602,958
		68,198,606
Materials — 2.7%
Cathay Biotech, Cl A	111,131	795,666
Western Superconducting Technologies, Cl A	140,127	1,438,662
		2,234,328
TOTAL CHINA		80,752,813

TOTAL COMMON STOCK (Cost $85,834,849)		80,752,813

TOTAL INVESTMENTS — 99.6% (Cost $85,834,849)		80,752,813
OTHER ASSETS LESS LIABILITIES – 0.4%		328,653
NET ASSETS - 100%		$81,081,466

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of March 31, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 95.1%‡
CHINA — 95.1%
Communication Services — 27.8%
Baidu, Cl A*	160,700	$2,166,525
Bilibili, Cl Z*	40,980	892,233
Kingsoft	136,400	391,096
Kuaishou Technology, Cl B	392,600	2,259,396
NetEase	185,005	4,023,284
Tencent Holdings	69,800	4,308,971
Tencent Music Entertainment Group, Cl A	8,100	38,412
		14,079,917
Consumer Discretionary — 44.2%
Alibaba Group Holding	149,900	2,275,210
BYD, Cl H	370,500	4,999,732
Haier Smart Home, Cl A	315,026	832,547
JD.com, Cl A	159,859	2,308,109
Li Auto, Cl A*	180,700	1,560,342
Meituan, Cl B*	471,080	4,984,067
Midea Group, Cl H	80,300	858,287
NIO, Cl A*	68,000	380,409
Tongcheng Travel Holdings	183,200	420,602
Trip.com Group	31,350	1,522,675
XPeng, Cl A*	211,000	1,761,428
Zhejiang Leapmotor Technology, Cl H*	88,200	528,962
		22,432,370
Consumer Staples — 2.7%
Alibaba Health Information Technology*	840,000	499,273
JD Health International*	145,850	875,450
		1,374,723
Information Technology — 20.4%
BYD Electronic International	102,500	360,832
Horizon Robotics, Cl B*	1,521,600	1,284,788
Hua Hong Semiconductor, Cl H*	103,000	1,020,121
Kingdee International Software Group*	392,000	428,489
Lenovo Group	886,000	1,034,017
SenseTime Group, Cl B*	4,460,000	1,046,708
Sunny Optical Technology Group	92,440	630,203

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Hang Seng TECH Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Xiaomi, Cl B*	1,128,400	$4,571,055
		10,376,213
TOTAL CHINA		48,263,223

TOTAL COMMON STOCK (Cost $56,991,882)		48,263,223

TOTAL INVESTMENTS — 95.1% (Cost $56,991,882)		48,263,223
OTHER ASSETS LESS LIABILITIES – 4.9%		2,469,166
NET ASSETS - 100%		$50,732,389

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of March 31, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments March 31, 2026

KraneShares California Carbon Allowance Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 82.2%
Fixed Income — 82.2%
KraneShares Sustainable Ultra Short Duration Index ETF(A)(B)(C)	3,466,900	$86,776,507
TOTAL EXCHANGE-TRADED FUND (Cost $87,034,360)		86,776,507

SHORT-TERM INVESTMENT — 7.2%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 3.600%(D)	7,592,938	7,592,936
TOTAL SHORT-TERM INVESTMENT (Cost $7,592,936)		7,592,936

TOTAL INVESTMENTS — 89.4% (Cost $94,627,296)		94,369,443
OTHER ASSETS LESS LIABILITIES – 10.6%		11,177,682
NET ASSETS - 100%		$105,547,125

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts CA Carbon Allowance Vintage^	3,652	Dec-2026	$112,653,121	$105,433,240	$(7,219,881)

^	Security is held by the KraneShares California Carbon Subsidiary, Ltd. as of March 31, 2026.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of March 31, 2026.

The following summarizes the market value of the Fund’s investments and other financial instruments used as of March 31, 2026, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$86,776,507	$—	$—	$86,776,507
Short-Term Investment	7,592,936	—	—	7,592,936
Total Investments in Securities	$94,369,443	$—	$—	$94,369,443

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(7,219,881)	—	—	(7,219,881)
Total Other Financial Instruments	$(7,219,881)	$—	$—	$(7,219,881)

*	Futures Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments March 31, 2026

KraneShares California Carbon Allowance Strategy ETF (concluded)

Transactions with affiliated companies during the year ended March 31, 2026, are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 3/31/2026	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$87,196,672	$36,715,028	$(36,942,345)	$(83,520)	$(109,328)	$86,776,507	$3,679,080	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares KWEB Covered Call Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUND — 101.8%
Domestic Equity — 101.8%
KraneShares CSI China Internet ETF(A)(B)	3,983,400	$113,248,062
TOTAL EXCHANGE - TRADED FUND (Cost $134,799,783)		113,248,062

SHORT-TERM INVESTMENT — 0.0%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 3.600%(C)	5,712	5,712
TOTAL SHORT-TERM INVESTMENT (Cost $5,712)		5,712

TOTAL INVESTMENTS — 101.8% (Cost $134,805,495)		113,253,774

WRITTEN OPTIONS(D) — (2.0)% (Premiums Received $(5,172,523))		$(2,177,027)
OTHER ASSETS LESS LIABILITIES – 0.2%		226,373
NET ASSETS - 100%		$111,303,120

(A)	For financial information on the KraneShares CSI China Internet ETF, please go to the Fund’s website at https://kraneshares.com/kweb/.
(B)	Affiliated Investment.
(C)	The rate shown is the 7-day effective yield as of March 31, 2026.
(D)	Refer to option table below.

Written options contracts outstanding as of March 31, 2026 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS — (2.0)%
Call Options
KWEB US*	(6,975)	$(19,829,925)	$31.06	04/02/26	$(4,673)
KWEB US*	(440)	(1,250,920)	31.46	04/02/26	(203)
KWEB US*	(11,454)	(32,563,722)	29.71	04/10/26	(238,129)
KWEB US*	(8,085)	(22,985,655)	30.16	04/17/26	(208,674)
KWEB US*	(7,320)	(20,810,760)	28.23	04/24/26	(873,056)
KWEB US*	(5,560)	(15,807,080)	27.91	05/01/26	(852,292)
Total Written Options		$(113,248,062)			$(2,177,027)

*	KraneShares CSI China Internet ETF.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares KWEB Covered Call Strategy ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of March 31, 2026, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$113,248,062	$—	$—	$113,248,062
Short-Term Investment	5,712	—	—	5,712
Total Investments in Securities	$113,253,774	$—	$—	$113,253,774

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$—	$(2,177,027)	$—	$(2,177,027)
Total Liabilities	$—	$(2,177,027)	$—	$(2,177,027)

Transactions with affiliated companies during the year ended March 31, 2026, are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 3/31/2026	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$106,999,569	$494,710,743	$(449,996,857)	$(22,312,644)	$(16,152,749)	$113,248,062	$6,829,521	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Hedgeye Hedged Equity Index ETF

	Shares	Value
EXCHANGE - TRADED FUND — 98.9%
Domestic Equity — 98.9%
State Street SPDR S&P 500 ETF Trust(A)	116,800	$75,959,712
TOTAL EXCHANGE - TRADED FUND (Cost $79,159,278)		75,959,712

PURCHASED OPTION(B) — 2.5%
TOTAL PURCHASED OPTION (Cost $1,929,151)		1,937,520

TOTAL INVESTMENTS — 101.4% (Cost $81,088,429)		77,897,232

WRITTEN OPTIONS(B) — (1.8)% (Premiums Received $(2,075,903))		$(1,376,405)
OTHER ASSETS LESS LIABILITIES – 0.4%		264,064
NET ASSETS - 100%		$76,784,891

(A)	For financial information on the State Street SPDR S&P 500 ETF Trust, please go to the Commission’s website at https://www.sec.gov.
(B)	Refer to option table below.

A list of open option contracts held by the Fund at March 31, 2026 was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 2.5%
Put Options
S&P 500 Index	117	$76,383,684	$6,635.00	04/17/26	$1,937,520
WRITTEN OPTIONS — (1.8)%
Put Options
S&P 500 Index	(117)	$(76,383,684)	$6,455.00	04/17/26	$(1,065,285)
Call Options
SPDR S&P 500 ETF Trust	(1,168)	$(75,959,712)	$673.06	04/17/26	$(311,120)
Total Written Options		$(152,343,396)			$(1,376,405)

The following summarizes the market value of the Fund’s investments used as of March 31, 2026, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$75,959,712	$—	$—	$75,959,712
Purchased Option	1,937,520	—	—	1,937,520
Total Investments in Securities	$77,897,232	$—	$—	$77,897,232

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(1,065,285)	$(311,120)	$—	$(1,376,405)
Total Liabilities	$(1,065,285)	$(311,120)	$—	$(1,376,405)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Hedgeye Hedged Equity Index ETF (concluded)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Artificial Intelligence and Technology ETF

	Shares	Value
COMMON STOCK — 96.9%‡
CANADA — 2.9%
Information Technology — 2.9%
Hut 8*	42,208	$1,979,978
Shopify, Cl A*	25,241	2,985,403
TOTAL CANADA		4,965,381

GERMANY — 1.3%
Information Technology — 1.3%
SAP	13,085	2,214,756
TOTAL GERMANY		2,214,756

JAPAN — 0.8%
Information Technology — 0.8%
Renesas Electronics	97,600	1,319,922
TOTAL JAPAN		1,319,922

NETHERLANDS — 3.4%
Information Technology — 3.4%
ASML Holding	2,014	2,597,152
Nebius Group, Cl A*	31,926	3,312,642
TOTAL NETHERLANDS		5,909,794

SOUTH KOREA — 3.4%
Information Technology — 3.4%
Samsung Electronics	26,375	2,879,183
SK hynix	5,613	2,957,393
TOTAL SOUTH KOREA		5,836,576

SWITZERLAND — 0.9%
Information Technology — 0.9%
TE Connectivity	7,170	1,498,673
TOTAL SWITZERLAND		1,498,673

TAIWAN — 3.8%
Information Technology — 3.8%
MediaTek	32,000	1,491,398
Taiwan Semiconductor Manufacturing	90,000	4,954,645
TOTAL TAIWAN		6,446,043

UNITED STATES — 80.4%
Communication Services — 11.2%
Alphabet, Cl A	20,170	5,800,085
Meta Platforms, Cl A	11,016	6,302,584
Netflix*	37,083	3,565,531
Reddit, Cl A*	10,909	1,468,897

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Artificial Intelligence and Technology ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Communication Services (continued)
ROBLOX, Cl A*	36,161	$2,045,266
		19,182,363
Consumer Discretionary — 6.0%
Amazon.com*	23,235	4,839,153
Duolingo, Cl A*	15,427	1,520,640
Tesla*	10,559	3,925,308
		10,285,101
Health Care — 1.0%
Tempus AI, Cl A*	39,112	1,768,644

Industrials — 5.3%
SpaceX, Cl A*(A)	11,577	6,096,333
Vertiv Holdings, Cl A	11,861	2,972,129
		9,068,462
Information Technology — 53.6%
Advanced Micro Devices*	12,515	2,545,926
Apple	22,410	5,687,434
Applied Digital*	68,074	1,616,077
Arista Networks*	18,259	2,241,840
ARM Holdings ADR*	17,434	2,637,416
Astera Labs*	18,483	2,025,737
Atlassian, Cl A*	13,750	938,437
Broadcom	17,251	5,339,357
Ciena*	7,395	2,870,961
Circle Internet Group, Cl A*	24,502	2,337,736
Cloudflare, Cl A*	16,253	3,353,644
CoreWeave, Cl A*	31,853	2,467,652
Datadog, Cl A*	22,861	2,698,741
Everpure, Cl A*	29,018	1,713,223
Flex*	44,439	2,908,977
Micron Technology	5,617	1,897,647
Microsoft	18,667	6,909,964
MongoDB, Cl A*	5,807	1,421,379
NVIDIA	51,856	9,043,686
Oracle	23,357	3,436,048
Palantir Technologies, Cl A*	24,782	3,625,111
Palo Alto Networks*	8,939	1,433,100
Riot Platforms*	162,326	2,006,349
Salesforce	15,484	2,890,398
Samsara, Cl A*	75,948	2,406,792
ServiceNow*	31,854	3,330,336
Snowflake, Cl A*	16,122	2,431,520
Synopsys*	5,506	2,183,019

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Artificial Intelligence and Technology ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Terawulf*	168,059	$2,425,091
Twilio, Cl A*	20,486	2,577,549
Unity Software*	60,254	1,321,973
Zscaler*	8,679	1,217,577
		91,940,697
Utilities — 3.3%
Constellation Energy	9,326	2,604,286
NextEra Energy	33,115	3,075,721
		5,680,007
TOTAL UNITED STATES		137,925,274

TOTAL COMMON STOCK (Cost $184,841,439)		166,116,419

PREFERRED STOCK — 2.7%
UNITED STATES — 2.7%
Information Technology — 2.7%
Anthropic*(A)(B)	17,829	4,724,685
TOTAL PREFERRED STOCK (Cost $999,966)		4,724,685

TOTAL INVESTMENTS — 99.6% (Cost $185,841,405)		170,841,104
OTHER ASSETS LESS LIABILITIES – 0.4%		632,192
NET ASSETS - 100%		$171,473,296

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Currently, no stated interest rate.

The following summarizes the market value of the Fund’s investments used as of March 31, 2026, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Canada	$4,965,381	$—	$—	$4,965,381
Germany	2,214,756	—	—	2,214,756
Japan	1,319,922	—	—	1,319,922
Netherlands	5,909,794	—	—	5,909,794
South Korea	5,836,576	—	—	5,836,576
Switzerland	1,498,673	—	—	1,498,673
Taiwan	6,446,043	—	—	6,446,043
United States
Communication Services	19,182,363	—	—	19,182,363
Consumer Discretionary	10,285,101	—	—	10,285,101

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Artificial Intelligence and Technology ETF (concluded)

Health Care	$1,768,644	$—	$—	$1,768,644
Industrials	2,972,129	—	6,096,333	9,068,462
Information Technology	91,940,697	—	—	91,940,697
Utilities	5,680,007	—	—	5,680,007
Total Common Stock	160,020,086	—	6,096,333	166,116,419
Preferred Stock
United States
Information Technology	—	—	4,724,685	4,724,685
Total Preferred Stock	—	—	4,724,685	4,724,685
Total Investments in Securities	$160,020,086	$—	$10,821,018	$170,841,104

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock
Beginning balance as of April 1, 2025	$999,966
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	5,321,044
Purchases	4,500,008
Sales	—
Net transfer into Level 3	—
Net transfer out of Level 3	—
Ending balance as of March 31, 2026	$10,821,018
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	5,321,044

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Sustainable Ultra Short Duration Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 94.7%
AUSTRALIA — 3.5%
Financials — 3.5%
Westpac Banking
5.200%, 04/16/2026	$2,500,000	$2,500,998
4.091%, 04/16/2026, SOFRRATE + 0.420%(A)	1,400,000	1,400,140
2.850%, 05/13/2026	1,500,000	1,497,737
2.700%, 08/19/2026	750,000	745,910
TOTAL AUSTRALIA		6,144,785

CANADA — 10.5%
Financials — 10.5%
Bank of Nova Scotia
1.350%, 06/24/2026	3,000,000	2,980,680
1.300%, 09/15/2026	3,000,000	2,960,887
Royal Bank of Canada, MTN
5.200%, 07/20/2026	1,000,000	1,003,258
1.400%, 11/02/2026	1,500,000	1,476,931
1.200%, 04/27/2026	2,000,000	1,995,691
1.150%, 07/14/2026	1,000,000	991,775
Toronto-Dominion Bank, MTN
5.532%, 07/17/2026	1,900,000	1,907,125
1.250%, 09/10/2026	1,750,000	1,728,098
1.200%, 06/03/2026	3,250,000	3,234,411
TOTAL CANADA		18,278,856

GERMANY — 1.5%
Consumer Discretionary — 1.5%
BMW US Capital
2.800%, 04/11/2026	2,595,000	2,593,571

JAPAN — 4.9%
Financials — 4.9%
Mitsubishi UFJ Financial Group
2.757%, 09/13/2026	500,000	496,542
Mizuho Financial Group
3.477%, 04/12/2026	2,250,000	2,249,300
Sumitomo Mitsui Financial Group
2.632%, 07/14/2026	4,000,000	3,981,642
1.402%, 09/17/2026	1,850,000	1,826,688
TOTAL JAPAN		8,554,172

NEW ZEALAND — 2.0%
Financials — 2.0%
ASB Bank
5.346%, 06/15/2026	3,500,000	3,506,772

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
SWITZERLAND — 0.4%
Financials — 0.4%
UBS
1.250%, 08/07/2026	$750,000	$742,394

UNITED KINGDOM — 1.9%
Financials — 1.9%
HSBC Holdings
3.900%, 05/25/2026	1,000,000	999,706
LSEG Finance PLC
1.375%, 04/06/2026	2,250,000	2,249,102
TOTAL UNITED KINGDOM		3,248,808

UNITED STATES — 70.0%
Communication Services — 2.9%
Comcast
3.300%, 02/01/2027	2,000,000	1,984,988
Netflix
4.375%, 11/15/2026	3,000,000	3,004,465
		4,989,453
Consumer Discretionary — 7.1%
American Honda Finance, MTN
5.250%, 07/07/2026	900,000	901,718
DR Horton
1.300%, 10/15/2026	1,500,000	1,477,940
eBay
1.400%, 05/10/2026	1,000,000	996,644
Starbucks
4.850%, 02/08/2027	2,000,000	2,009,814
Toyota Motor Credit, MTN
5.000%, 08/14/2026	750,000	752,147
4.550%, 08/07/2026	1,250,000	1,251,522
3.200%, 01/11/2027	2,000,000	1,984,724
1.125%, 06/18/2026	3,085,000	3,066,570
		12,441,079
Consumer Staples — 5.5%
Archer-Daniels-Midland
2.500%, 08/11/2026	750,000	745,882
Kellanova
3.250%, 04/01/2026	1,450,000	1,450,000
Procter & Gamble
2.450%, 11/03/2026	3,500,000	3,472,152
1.900%, 02/01/2027	4,000,000	3,934,796
		9,602,830

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials — 34.0%
Allstate
3.280%, 12/15/2026	$500,000	$497,013
American Express
3.125%, 05/20/2026	1,000,000	999,461
1.650%, 11/04/2026	4,500,000	4,433,653
Bank of America
5.526%, 08/18/2026	500,000	501,971
Bank of America, MTN
4.250%, 10/22/2026	1,500,000	1,499,182
Bank of New York Mellon, MTN
2.800%, 05/04/2026	2,500,000	2,496,955
2.450%, 08/17/2026	750,000	745,533
Capital One Financial
4.100%, 02/09/2027	2,000,000	1,995,381
3.750%, 07/28/2026	3,000,000	2,993,010
Charles Schwab
5.875%, 08/24/2026	750,000	754,326
4.190%, 05/13/2026, SOFRINDX + 0.520%(A)	1,500,000	1,500,019
1.150%, 05/13/2026	1,000,000	995,973
Chubb INA Holdings
3.350%, 05/03/2026	1,000,000	999,036
Citigroup
4.300%, 11/20/2026	3,500,000	3,498,432
3.400%, 05/01/2026	1,000,000	1,000,134
3.200%, 10/21/2026	1,000,000	994,438
Goldman Sachs Group
5.950%, 01/15/2027	3,000,000	3,036,777
3.500%, 11/16/2026	1,000,000	995,108
JPMorgan Chase
4.125%, 12/15/2026	3,500,000	3,497,470
3.300%, 04/01/2026	2,750,000	2,750,000
3.200%, 06/15/2026	500,000	498,912
2.950%, 10/01/2026	1,000,000	994,859
Mastercard
2.950%, 11/21/2026	500,000	496,311
Morgan Stanley, MTN
6.250%, 08/09/2026	500,000	503,404
3.125%, 07/27/2026	1,000,000	996,538
Morgan Stanley
3.625%, 01/20/2027	2,000,000	1,991,302
PNC Financial Services Group
2.600%, 07/23/2026	1,750,000	1,740,791
State Street
5.272%, 08/03/2026	750,000	752,325
2.650%, 05/19/2026	2,000,000	1,996,233

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
Truist Bank
3.300%, 05/15/2026	$2,500,000	$2,496,069
US Bancorp, MTN
3.100%, 04/27/2026	1,000,000	999,221
2.375%, 07/22/2026	1,850,000	1,840,675
Wells Fargo, MTN
4.100%, 06/03/2026	2,550,000	2,550,146
Wells Fargo
3.000%, 10/23/2026	1,000,000	993,083
3.000%, 04/22/2026	2,000,000	1,997,316
Wells Fargo Bank
5.450%, 08/07/2026	2,050,000	2,056,858
		59,087,915
Health Care — 3.9%
Thermo Fisher Scientific
4.953%, 08/10/2026	750,000	752,023
UnitedHealth Group
4.750%, 07/15/2026	2,000,000	2,003,891
3.450%, 01/15/2027	3,000,000	2,984,925
1.150%, 05/15/2026	1,000,000	996,220
		6,737,059
Industrials — 4.4%
Air Lease
1.875%, 08/15/2026	1,000,000	989,885
Air Lease, MTN
5.300%, 06/25/2026	650,000	651,139
John Deere Capital
4.500%, 01/08/2027	1,000,000	1,003,051
John Deere Capital, MTN
4.750%, 06/08/2026	2,000,000	2,002,169
2.250%, 09/14/2026	1,000,000	992,194
United Parcel Service
2.400%, 11/15/2026	1,000,000	989,822
Westinghouse Air Brake Technologies
3.450%, 11/15/2026	1,000,000	994,217
		7,622,477
Information Technology — 8.1%
Advanced Micro Devices
4.212%, 09/24/2026	2,140,000	2,142,931
Apple
2.450%, 08/04/2026	750,000	746,412
2.050%, 09/11/2026	2,000,000	1,985,127
Broadcom
3.459%, 09/15/2026	750,000	748,287

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Sustainable Ultra Short Duration Index ETF (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Information Technology (continued)
Cisco Systems
4.800%, 02/26/2027	$2,000,000	$2,012,059
Intel
2.600%, 05/19/2026	3,000,000	2,992,399
Microsoft
3.400%, 09/15/2026	750,000	748,606
2.400%, 08/08/2026	2,750,000	2,734,681
		14,110,502
Real Estate — 2.6%
Crown Castle
1.050%, 07/15/2026	500,000	495,196
Equinix
1.450%, 05/15/2026	1,000,000	996,382
Realty Income
4.875%, 06/01/2026	3,000,000	3,000,509
		4,492,087
Utilities — 1.5%
Commonwealth Edison
2.550%, 06/15/2026	2,627,000	2,616,330

TOTAL UNITED STATES		121,699,732

TOTAL CORPORATE OBLIGATIONS (Cost $164,945,319)		164,769,090

TOTAL INVESTMENTS — 94.7% (Cost $164,945,319)		164,769,090
OTHER ASSETS LESS LIABILITIES – 5.3%		9,247,904
NET ASSETS - 100%		$174,016,994

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

As of March 31, 2026, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares China Alpha Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 99.8%
Consumer Discretionary — 9.4%
BYD, Cl A	21,600	$329,159
Chongqing Changan Automobile, Cl A	68,600	99,324
Fuyao Glass Industry Group, Cl A	38,301	316,092
Seres Group, Cl A	21,900	288,007
		1,032,582
Financials — 41.4%
Agricultural Bank of China, Cl A	352,700	342,145
Bank of Beijing, Cl A	425,700	339,613
Bank of China, Cl A	432,400	367,496
Bank of Communications, Cl A	348,600	353,309
Bank of Jiangsu, Cl A	221,000	349,417
Bank of Nanjing, Cl A	203,800	336,091
Bank of Shanghai, Cl A	236,200	338,909
China Construction Bank, Cl A	263,500	368,161
China Everbright Bank, Cl A	711,600	330,728
China Galaxy Securities, Cl A	47,800	88,171
China Minsheng Banking, Cl A	150,900	82,805
Guotai Haitong Securities, Cl A	76,800	184,475
Huaxia Bank, Cl A	340,500	360,876
Industrial & Commercial Bank of China, Cl A	329,700	364,705
Shanghai Pudong Development Bank, Cl A	238,300	351,238
		4,558,139
Industrials — 21.3%
Beijing-Shanghai High Speed Railway, Cl A	197,400	144,620
China CSSC Holdings, Cl A	61,000	272,379
COSCO SHIPPING Holdings, Cl A	138,500	300,995
CRRC, Cl A	367,400	337,255
Daqin Railway, Cl A	447,200	347,053
NARI Technology, Cl A	82,100	308,943
Shanghai International Port Group, Cl A	448,700	330,676
Sieyuan Electric, Cl A	10,500	307,093
		2,349,014
Information Technology — 13.4%
Eoptolink Technology, Cl A	5,900	378,293
NAURA Technology Group, Cl A	255	16,503
OmniVision Integrated Circuits Group, Cl A	1,900	26,123
Suzhou TFC Optical Communication, Cl A	6,800	296,941
TCL Technology Group, Cl A	196,000	121,175
WUS Printed Circuit Kunshan, Cl A	27,000	296,986
Zhongji Innolight, Cl A	4,100	338,017
		1,474,038

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares China Alpha Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials — 14.3%
Aluminum Corp of China, Cl A	152,100	$251,052
Ningxia Baofeng Energy Group, Cl A	85,900	361,425
Satellite Chemical, Cl A	94,400	377,507
Shanjin International Gold, Cl A	69,500	298,661
Zangge Mining, Cl A	1,900	21,807
Zhejiang Juhua, Cl A	53,900	266,507
		1,576,959
TOTAL CHINA		10,990,732

TOTAL COMMON STOCK (Cost $10,013,748)		10,990,732

TOTAL INVESTMENTS — 99.8% (Cost $10,013,748)		10,990,732
OTHER ASSETS LESS LIABILITIES – 0.2%		23,305
NET ASSETS - 100%		$11,014,037

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

As of March 31, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Man Buyout Beta Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
BELGIUM — 0.2%
Communication Services — 0.2%
Liberty Global, Cl C*	1,680	$19,706
TOTAL BELGIUM		19,706

BRAZIL — 0.4%
Financials — 0.4%
StoneCo, Cl A*	3,696	52,188
TOTAL BRAZIL		52,188

CANADA — 0.3%
Consumer Staples — 0.0%
SunOpta*	434	2,812

Materials — 0.3%
SSR Mining*	1,189	34,957
TOTAL CANADA		37,769

GUATEMALA — 1.2%
Communication Services — 1.2%
Millicom International Cellular	2,026	151,828
TOTAL GUATEMALA		151,828

PUERTO RICO — 0.3%
Communication Services — 0.3%
Liberty Latin America, Cl C*	4,276	37,714
TOTAL PUERTO RICO		37,714

SINGAPORE — 0.4%
Communication Services — 0.3%
Grindr*	2,894	34,989

Information Technology — 0.1%
Kulicke & Soffa Industries	206	13,538

TOTAL SINGAPORE		48,527

SOUTH AFRICA — 0.1%
Materials — 0.1%
Caledonia Mining	312	7,048
TOTAL SOUTH AFRICA		7,048

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SWITZERLAND — 0.2%
Consumer Discretionary — 0.2%
Garrett Motion	1,354	$24,602
TOTAL SWITZERLAND		24,602

UNITED KINGDOM — 0.3%
Financials — 0.3%
Marex Group	965	43,020
TOTAL UNITED KINGDOM		43,020

UNITED STATES — 96.5%
Communication Services — 4.9%
Bandwidth, Cl A*	2,722	48,506
IAC*	526	21,056
IMAX*	1,682	63,933
Iridium Communications	1,050	29,127
Magnite*	5,474	65,031
Marcus	291	4,997
Match Group	1,738	53,374
MediaAlpha, Cl A*	2,447	22,757
News, Cl A	7,124	177,601
NIQ Global Intelligence*	3,065	34,849
Scholastic	473	18,475
USA TODAY*	1,739	12,260
ZoomInfo Technologies, Cl A*	8,684	51,930
		603,896
Consumer Discretionary — 13.5%
Adient*	1,632	32,983
ADT	698	4,586
American Public Education*	369	20,989
Aramark	1,941	78,688
AutoNation*	318	62,093
Biglari Holdings, Cl B*	149	49,109
BJ’s Restaurants*	691	24,254
BorgWarner	1,512	82,041
Brunswick	374	27,212
Carriage Services, Cl A	279	12,739
Churchill Downs	400	35,932
Etsy*	871	43,532
Frontdoor*	1,857	98,161
Gentherm*	586	16,279
Gold.com	615	24,649
Hasbro	1,047	97,999
Lear	706	85,482
Lindblad Expeditions Holdings*	2,282	39,479

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Mattel*	5,620	$81,659
Mohawk Industries*	137	13,489
Murphy USA	114	56,313
Peloton Interactive, Cl A*	12,630	54,183
Phinia	926	63,375
Planet Fitness, Cl A*	632	47,008
Ralph Lauren, Cl A	323	111,109
RealReal*	2,758	25,043
Rocky Brands	218	8,441
Savers Value Village*	1,708	12,707
Sonic Automotive, Cl A	225	15,428
Tapestry	1,045	147,460
Taylor Morrison Home, Cl A*	110	6,406
Travel + Leisure	535	37,017
VF	1,022	17,364
Wayfair, Cl A*	841	63,252
Wyndham Hotels & Resorts	861	69,939
Xponential Fitness, Cl A*	1,577	9,493
		1,675,893
Consumer Staples — 4.5%
BJ’s Wholesale Club Holdings*	142	13,976
Central Garden & Pet, Cl A*	699	22,662
Chefs’ Warehouse*	638	37,929
Coca-Cola Consolidated	344	65,959
Darling Ingredients*	768	47,501
Dole	2,029	28,994
Ingles Markets, Cl A	296	26,607
Ingredion	425	47,880
Natural Grocers by Vitamin Cottage	1,871	48,365
Pilgrim’s Pride	209	7,892
Reynolds Consumer Products	267	5,655
Seneca Foods, Cl A*	118	17,832
Smithfield Foods	697	19,495
Turning Point Brands	638	55,372
Universal	324	17,075
US Foods Holding*	1,113	102,630
		565,824
Energy — 0.1%
Oceaneering International*	335	11,883

Financials — 8.2%
Acadian Asset Management	311	16,925
Affiliated Managers Group	369	102,102
Ameris Bancorp	335	26,127

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Assurant	286	$62,294
Axis Capital Holdings	1,301	131,934
Commerce Bancshares	118	5,806
Community Trust Bancorp	36	2,186
Donnelley Financial Solutions*	721	33,988
East West Bancorp	162	17,295
Enova International*	300	40,749
Enterprise Financial Services	159	8,603
Evercore, Cl A	81	24,180
First Financial	114	7,205
First Merchants	243	9,411
FirstCash Holdings	235	44,180
Globe Life	211	29,365
Hanover Insurance Group	104	18,028
Home Bancorp	21	1,272
International Bancshares	199	13,391
Mercury General	583	51,391
Metropolitan Bank Holding	105	8,745
Morningstar	370	62,549
OneMain Holdings, Cl A	912	48,783
Origin Bancorp	248	10,282
Palomar Holdings*	160	19,120
Primerica	58	14,528
QCR Holdings	103	8,801
Regional Management	75	2,419
Reinsurance Group of America, Cl A	187	38,178
Selective Insurance Group	598	45,083
Texas Capital Bancshares*	571	54,176
United Fire Group	219	8,116
Universal Insurance Holdings	305	10,419
Univest Financial	102	3,495
Webster Financial	652	45,262
		1,026,388
Health Care — 11.9%
Amneal Pharmaceuticals*	7,000	87,010
Artivion*	259	9,485
AtriCure*	1,023	29,186
Aveanna Healthcare Holdings*	3,094	19,925
BrightSpring Health Services*	1,864	79,425
Certara*	6,419	36,588
CONMED	502	17,751
Elanco Animal Health*	4,883	116,850
Encompass Health	1,659	160,475
Enhabit*	468	6,594

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Envista Holdings*	636	$16,135
HealthEquity*	502	41,952
ICU Medical*	487	62,896
Innovage Holding*	635	5,093
Innoviva*	1,082	25,211
LifeStance Health Group*	10,819	68,917
LivaNova*	1,308	83,137
Merit Medical Systems*	365	25,159
Mesa Laboratories	283	25,023
NeoGenomics*	3,806	28,241
OptimizeRx*	1,300	8,164
Option Care Health*	2,991	80,518
QIAGEN	1,985	79,479
Sotera Health*	2,029	29,096
Tactile Systems Technology*	1,460	38,150
Teladoc Health*	27,387	149,259
Tenet Healthcare*	95	17,927
Universal Health Services, Cl B	119	21,297
Waystar Holding*	2,614	63,024
Xeris Biopharma Holdings*	8,839	51,266
		1,483,233
Industrials — 22.0%
AECOM	457	38,763
Allegiant Travel*	761	61,672
Allison Transmission Holdings	354	41,439
Amentum Holdings*	1,439	37,529
American Airlines Group*	2,231	23,961
API Group*	2,137	86,591
Applied Industrial Technologies	46	12,205
ATI*	718	104,440
Atmus Filtration Technologies	878	49,844
AZZ	381	47,675
Brink’s	672	69,639
BWX Technologies	565	115,537
CACI International, Cl A*	17	9,246
Centuri Holdings*	248	7,244
Clean Harbors*	147	42,149
Core & Main, Cl A*	508	25,095
CoreCivic*	213	4,028
CRA International	33	5,342
Crane	182	31,122
Curtiss-Wright	95	64,706
Douglas Dynamics	336	14,142
Ducommun*	16	1,952

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Dycom Industries*	104	$35,237
EnerSys	543	94,330
Everus Construction Group*	208	24,557
Flowserve	1,121	82,405
Fluor*	538	25,098
FTI Consulting*	218	38,536
Gates Industrial*	2,191	49,539
Generac Holdings*	549	107,236
Genpact	1,615	60,159
Great Lakes Dredge & Dock*	639	10,863
GXO Logistics*	1,141	59,161
Hillman Solutions*	2,011	16,732
Huntington Ingalls Industries	46	17,475
IBEX Holdings*	369	9,897
ICF International	136	8,879
Interface, Cl A	733	18,266
KBR	1,656	61,040
Leonardo DRS	496	22,082
Lincoln Electric Holdings	36	8,967
MasTec*	377	121,296
Maximus	172	11,025
Moog, Cl A	260	76,086
MSA Safety	54	8,853
Mueller Water Products, Cl A	2,933	80,628
nVent Electric	305	36,075
Orion Group Holdings*	561	6,115
Parsons*	460	24,918
Pentair	1,171	102,006
Pitney Bowes	2,807	31,017
Primoris Services	236	33,757
RBC Bearings*	3	1,629
Science Applications International	91	8,638
SkyWest*	815	74,842
StandardAero*	4,802	124,036
Sterling Infrastructure*	18	7,331
Tetra Tech	1,358	40,903
Textron	887	77,666
Trinity Industries	130	4,183
Tutor Perini	282	21,768
U-Haul Holding, Cl B	208	9,291
Valmont Industries	100	39,957
Verra Mobility, Cl A*	1,630	23,293
Werner Enterprises	873	25,675
Willdan Group*	657	50,300

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Woodward	124	$44,382
		2,730,450
Information Technology — 21.4%
ACI Worldwide*	1,936	79,395
Ambarella*	728	37,474
Appian, Cl A*	1,752	42,241
Arlo Technologies*	3,156	44,910
Asana, Cl A*	12,552	80,333
Belden	208	23,885
Benchmark Electronics	169	9,474
CCC Intelligent Solutions Holdings*	8,686	52,116
Ciena*	169	65,611
Coherent*	634	151,025
Commerce.com*	7,673	20,487
DigitalOcean Holdings*	2,108	180,824
Dynatrace*	574	21,227
Elastic*	1,513	75,635
Everpure, Cl A*	1,207	71,261
Five9*	2,221	33,693
Flex*	1,388	90,859
Freshworks, Cl A*	779	6,255
Gen Digital	4,152	78,182
Guidewire Software*	456	68,199
Harmonic*	1,462	13,129
Inseego*	1,217	13,533
Jabil	580	154,066
Knowles*	482	12,378
Littelfuse	91	30,881
MACOM Technology Solutions Holdings*	90	19,986
Manhattan Associates*	181	24,095
MKS	487	111,917
Nutanix, Cl A*	1,042	39,606
Onto Innovation*	730	149,701
PagerDuty*	1,992	12,370
Pegasystems	373	15,875
Photronics*	310	12,527
Plexus*	163	33,014
Porch Group*	9,578	68,674
Q2 Holdings*	1,540	72,842
Rambus*	555	47,747
RingCentral, Cl A	1,598	59,430
SkyWater Technology*	1,346	36,894
Sprinklr, Cl A*	2,852	17,112
TD SYNNEX	135	22,776

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Tenable Holdings*	3,573	$60,437
TTM Technologies*	981	95,569
UiPath, Cl A*	4,150	46,065
Unity Software*	2,734	59,984
Universal Display	260	23,832
Varonis Systems, Cl B*	624	13,397
Viant Technology, Cl A*	312	3,494
Viavi Solutions*	425	14,144
Weave Communications*	8,374	38,688
Workiva, Cl A*	1,114	66,428
Xperi*	4,434	24,830
Yext*	3,816	14,653
		2,663,160
Materials — 8.0%
Albemarle	411	73,787
Alcoa	1,237	82,050
Aspen Aerogels*	3,083	10,544
Avient	1,543	56,011
Axalta Coating Systems*	1,605	44,458
Chemours	1,552	34,191
Commercial Metals	621	38,148
Compass Minerals International*	2,108	49,222
Constellium, Cl A*	1,246	30,627
Contango Silver & Gold*	2,964	55,575
Eagle Materials	289	54,751
Hecla Mining	5,235	97,528
Kaiser Aluminum	495	59,652
Knife River*	98	8,002
Materion	693	100,242
Minerals Technologies	641	45,460
NewMarket	46	29,484
Scotts Miracle-Gro	1,355	82,397
Sensient Technologies	503	43,479
		995,608
Utilities — 2.0%
Avista	265	10,637
Black Hills	430	29,846
Clearway Energy, Cl C	308	12,101
NiSource	584	27,249
Northwestern Energy Group	369	24,332
NRG Energy	90	13,153
OGE Energy	1,510	72,420
Southwest Gas Holdings	539	46,839
Spire	111	10,050

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Man Buyout Beta Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Unitil	66	$3,448
		250,075
TOTAL UNITED STATES		12,006,410

TOTAL COMMON STOCK (Cost $11,353,733)		12,428,812

TOTAL INVESTMENTS — 99.9% (Cost $11,353,733)		12,428,812
OTHER ASSETS LESS LIABILITIES – 0.1%		7,906
NET ASSETS - 100%		$12,436,718

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of March 31, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Global Humanoid and Embodied Intelligence Index ETF

	Shares	Value
COMMON STOCK — 100.2%‡
AUSTRALIA — 1.9%
Materials — 1.9%
Lynas Rare Earths*	174,814	$2,270,078
TOTAL AUSTRALIA		2,270,078

BELGIUM — 2.0%
Information Technology — 2.0%
Melexis	39,939	2,418,245
TOTAL BELGIUM		2,418,245

CANADA — 2.1%
Consumer Discretionary — 2.1%
Magna International	44,158	2,458,267
TOTAL CANADA		2,458,267

CHINA — 31.5%
Consumer Discretionary — 7.9%
Ningbo Tuopu Group, Cl A	284,400	2,338,877
Shuanglin, Cl A	543,640	2,358,998
XPeng, Cl A*	276,800	2,310,727
Zhejiang Shuanghuan Driveline, Cl A	454,400	2,369,140
		9,377,742
Industrials — 13.7%
Jiangsu Hengli Hydraulic, Cl A	168,500	2,342,074
Keli Sensing Technology Ningbo, Cl A	295,800	2,367,959
Leader Harmonious Drive Systems, Cl A	85,373	2,313,465
Shenzhen Inovance Technology, Cl A	242,300	2,350,486
Shenzhen Zhaowei Machinery & Electronic, Cl A	167,600	2,329,564
UBTech Robotics, Cl H*	211,050	2,298,879
Zhejiang Sanhua Intelligent Controls, Cl A	379,400	2,336,265
		16,338,692
Information Technology — 7.9%
China Leadshine Technology, Cl A	462,400	2,383,401
Horizon Robotics, Cl B*	2,721,600	2,298,027
Lingyi iTech Guangdong, Cl A	1,261,778	2,343,900
RoboSense Technology*	534,900	2,375,605
		9,400,933
Materials — 2.0%
China Northern Rare Earth Group High-Tech, Cl A	346,700	2,393,423

TOTAL CHINA		37,510,790

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Global Humanoid and Embodied Intelligence Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
GERMANY — 4.1%
Consumer Discretionary — 2.0%
Schaeffler	294,620	$2,394,912

Information Technology — 2.1%
Infineon Technologies	56,289	2,464,549

TOTAL GERMANY		4,859,461

ISRAEL — 2.1%
Consumer Discretionary — 2.1%
Mobileye Global, Cl A*	360,084	2,473,777
TOTAL ISRAEL		2,473,777

JAPAN — 11.6%
Industrials — 7.7%
Harmonic Drive Systems	99,600	2,169,301
Nabtesco	95,400	2,303,896
Nidec*	190,900	2,359,101
THK	81,700	2,348,445
		9,180,743
Information Technology — 3.9%
Keyence	6,800	2,344,886
Renesas Electronics	168,200	2,274,702
		4,619,588
TOTAL JAPAN		13,800,331

NETHERLANDS — 2.1%
Information Technology — 2.1%
NXP Semiconductors	12,605	2,481,420
TOTAL NETHERLANDS		2,481,420

SINGAPORE — 2.0%
Information Technology — 2.0%
STMicroelectronics	73,839	2,433,224
TOTAL SINGAPORE		2,433,224

SOUTH KOREA — 3.7%
Industrials — 3.7%
Doosan	3,211	2,150,939
Rainbow Robotics*	6,587	2,240,608
TOTAL SOUTH KOREA		4,391,547

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Global Humanoid and Embodied Intelligence Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SWEDEN — 2.0%
Information Technology — 2.0%
Hexagon, Cl B	252,997	$2,391,272
TOTAL SWEDEN		2,391,272

SWITZERLAND — 2.1%
Information Technology — 2.1%
TE Connectivity	11,891	2,485,457
TOTAL SWITZERLAND		2,485,457

TAIWAN — 1.8%
Industrials — 1.8%
Hiwin Technologies	307,000	2,194,229
TOTAL TAIWAN		2,194,229

UNITED STATES — 31.2%
Consumer Discretionary — 4.1%
Aptiv*	35,446	2,461,370
Tesla*	6,648	2,471,394
		4,932,764
Industrials — 8.3%
Moog, Cl A	8,323	2,435,643
RBC Bearings*	4,505	2,446,755
Regal Rexnord	13,257	2,482,506
Sensata Technologies Holding	70,745	2,491,639
		9,856,543
Information Technology — 16.7%
Amphenol, Cl A	19,825	2,504,889
Analog Devices	7,794	2,479,583
Credo Technology Group Holding*	26,900	2,525,103
Jabil	9,545	2,535,439
Novanta*	20,729	2,448,302
NVIDIA	14,301	2,494,094
Teledyne Technologies*	4,045	2,447,266
Texas Instruments	12,672	2,460,142
		19,894,818

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Global Humanoid and Embodied Intelligence Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials — 2.1%
MP Materials*	51,813	$2,500,495

TOTAL UNITED STATES		37,184,620

TOTAL COMMON STOCK (Cost $117,942,524)		119,352,718

TOTAL INVESTMENTS — 100.2% (Cost $117,942,524)		119,352,718
OTHER ASSETS LESS LIABILITIES – (0.2)%		(189,317)
NET ASSETS - 100%		$119,163,401

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of March 31, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Dragon Capital Vietnam Growth Index ETF

	Shares	Value
COMMON STOCK — 74.2%‡
VIETNAM — 74.2%
Communication Services — 0.2%
Yeah1 Group*	70,100	$26,611

Consumer Discretionary — 0.4%
Hoang Huy Investment Services JSC*	113,100	59,679

Consumer Staples — 3.0%
DABACO Vietnam Group JSC*	94,000	82,786
HAGL JSC*	358,500	223,191
Lix Detergent JSC	23,200	29,019
Nam Viet	57,500	51,405
		386,401
Energy — 1.3%
Petrovietnam Transportation*	204,200	168,988

Financials — 49.8%
Bank for Foreign Trade of Vietnam JSC	454,500	1,002,428
Bank for Investment and Development of Vietnam JSC	306,700	458,726
DSC Securities*	24,000	11,798
Ho Chi Minh City Development Joint Stock Commercial Bank*	1,046,564	1,011,107
Nam A Commercial JSB*	823,400	407,910
Saigon - Hanoi Commercial Joint Stock Bank	920,200	543,195
Saigon Thuong Tin Commercial JSB*	110,900	261,857
Tien Phong Commercial Joint Stock Bank	809,900	501,143
Vietcap Securities JSC	356,130	360,963
Vietnam Prosperity JSC Bank	1,028,500	1,042,458
VIX Securities JSC*	711,880	449,950
VNDirect Securities	706,800	423,932
		6,475,467
Health Care — 0.8%
Binh Dinh Pharmaceutical & Medical Equipment JSC	28,200	55,345
Imexpharm	22,000	45,683
		101,028
Industrials — 8.9%
Becamex Infrastructure Development JSC	314,400	121,738
Gemadept	182,600	551,075
Ha Do Group JSC	149,300	167,762
Hai An Transport & Stevedoring JSC	78,500	168,965
Noibai Cargo Terminal Services JSC, Ser JS	3,600	12,409
Sai Gon Cargo Service	34,200	70,497
Thien Long Group	35,690	65,710
		1,158,156

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Dragon Capital Vietnam Growth Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology — 0.3%
Elcom Technology Telecommunication JSC*	54,200	$37,035

Materials — 6.9%
Dong Hai JSC of Bentre	65,100	86,742
Duc Giang Chemicals JSC	148,700	283,373
Hoa Phat Group JSC*	505,500	516,198
South Basic Chemicals JSC	17,500	17,937
		904,250
Real Estate — 2.6%
An Gia Real Estate Investment & Development*	136,800	66,732
Vinhomes JSC*	69,100	270,183
		336,915
TOTAL VIETNAM		9,654,530

TOTAL COMMON STOCK (Cost $10,115,127)		9,654,530

EXCHANGE-TRADED FUND — 23.5%
Foreign Equity — 23.5%
DCVFMVN Diamond ETF*	2,193,500	3,053,455
TOTAL EXCHANGE-TRADED FUND (Cost $3,252,926)		3,053,455

	Number of Rights
RIGHTS — 0.4%
VIETNAM — 0.4%
Financials — 0.4%
VIX Securities JSC, Expires 04/09/2026	563,200	59,650
TOTAL VIETNAM		59,650
TOTAL RIGHTS (Cost $–)		59,650

TOTAL INVESTMENTS — 98.1% (Cost $13,368,053)		12,767,635
OTHER ASSETS LESS LIABILITIES – 1.9%		242,981
NET ASSETS - 100%		$13,010,616

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

The following summarizes the market value of the Fund’s investments used as of March 31, 2026, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Vietnam	$9,654,530	$—	$—	$9,654,530
Total Common Stock	9,654,530	—	—	9,654,530

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Dragon Capital Vietnam Growth Index ETF (concluded)

Exchange-Traded Fund	$3,053,455	$—	$—	$3,053,455
Rights
Vietnam
Financials	—	59,650	—	59,650
Total Rights	—	59,650	—	59,650
Total Investments in Securities	$12,707,985	$59,650	$—	$12,767,635

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Wahed Alternative Income Index ETF

	Shares	Value
COMMON STOCK — 83.5%‡
UNITED STATES — 83.5%
Communication Services — 2.0%
Trade Desk, Cl A*(A)	40,100	$909,869

Consumer Discretionary — 21.8%
Amazon.com*(A)	9,000	1,874,430
AutoZone*(A)	500	1,688,890
DoorDash, Cl A*(A)	7,700	1,156,155
Lululemon Athletica*(A)	12,200	1,867,820
O’Reilly Automotive*(A)	19,100	1,763,121
Tesla*(A)	4,400	1,635,700
		9,986,116
Financials — 1.9%
Fiserv*(A)	15,500	864,900

Health Care — 7.5%
Boston Scientific*(A)	19,900	1,248,725
Intuitive Surgical*(A)	4,700	2,166,653
		3,415,378
Industrials — 3.4%
Uber Technologies*(A)	21,400	1,539,302

Information Technology — 46.9%
Adobe*(A)	6,100	1,482,788
Advanced Micro Devices*(A)	8,200	1,668,126
Arista Networks*(A)	14,400	1,768,032
Autodesk*(A)	6,000	1,436,400
Cadence Design Systems*(A)	6,500	1,806,155
Crowdstrike Holdings, Cl A*(A)	4,300	1,678,763
Fair Isaac*(A)	1,300	1,387,802
First Solar*(A)	8,200	1,617,532
Fortinet*(A)	23,900	1,953,108
ON Semiconductor*(A)	2,600	160,992
Palo Alto Networks*(A)	9,700	1,555,104
Sandisk*(A)	300	190,602
ServiceNow*(A)	11,200	1,170,960
Super Micro Computer*(A)	38,000	865,260
Synopsys*(A)	4,100	1,625,568
Workday, Cl A*(A)	8,600	1,117,312
		21,484,504
TOTAL UNITED STATES		38,200,069

TOTAL COMMON STOCK (Cost $47,541,292)		38,200,069

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Wahed Alternative Income Index ETF (continued)

Value
PURCHASED OPTIONS(B) — 16.9%
TOTAL PURCHASED OPTIONS (Cost $3,370,492)	$7,737,745

TOTAL INVESTMENTS — 100.4% (Cost $50,911,784)	45,937,814

WRITTEN OPTIONS(B) — (0.8)% (Premiums Received $(3,958,611))	$(376,210)
OTHER ASSETS LESS LIABILITIES – 0.4%	213,819
NET ASSETS - 100%	$45,775,423

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Collateral on open option positions.
(B)	Refer to option table below.

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 16.9%
Put Options
Adobe Inc	2	$48,616	$282.00	04/17/26	$7,765
Adobe Inc	2	48,616	341.00	04/17/26	19,472
Adobe Inc	2	48,616	351.00	04/17/26	21,467
Adobe Inc	2	48,616	258.00	04/17/26	3,490
Adobe Inc	2	48,616	299.00	04/17/26	11,109
Adobe Inc	51	1,239,708	303.00	04/17/26	303,528
Advanced Micro Devices Inc	3	61,029	202.00	04/17/26	2,500
Advanced Micro Devices Inc	2	40,686	203.00	04/17/26	1,757
Advanced Micro Devices Inc	2	40,686	215.00	04/17/26	3,134
Advanced Micro Devices Inc	2	40,686	253.00	04/17/26	9,875
Advanced Micro Devices Inc	71	1,444,353	222.00	04/17/26	148,140
Advanced Micro Devices Inc	2	40,686	204.00	04/17/26	1,851
Amazon.com Inc	80	1,666,160	237.00	04/17/26	226,875
Amazon.com Inc	2	41,654	246.00	04/17/26	7,450
Amazon.com Inc	2	41,654	204.00	04/17/26	854
Amazon.com Inc	2	41,654	232.00	04/17/26	4,703
Amazon.com Inc	2	41,654	233.00	04/17/26	4,895
Amazon.com Inc	2	41,654	242.00	04/17/26	6,657
Arista Networks Inc	4	49,112	132.00	04/17/26	4,437
Arista Networks Inc	4	49,112	137.00	04/17/26	6,033
Arista Networks Inc	5	61,390	150.00	04/17/26	13,548

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Wahed Alternative Income Index ETF (continued)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS (continued)
Arista Networks Inc	127	$1,559,306	$124.00	04/17/26	$77,267
Arista Networks Inc	4	49,112	131.00	04/17/26	4,146
AutoDesk Inc	3	71,820	297.00	04/17/26	17,192
AutoDesk Inc	2	47,880	276.00	04/17/26	7,320
AutoDesk Inc	55	1,316,700	262.00	04/17/26	129,875
AutoZone Inc	1	337,778	3,688.00	04/17/26	31,666
AutoZone Inc	4	1,351,112	3,490.00	04/17/26	61,637
Boston Scientific Corp	5	31,375	99.00	04/17/26	18,033
Boston Scientific Corp	5	31,375	96.00	04/17/26	16,537
Boston Scientific Corp	170	1,066,750	93.00	04/17/26	511,406
Boston Scientific Corp	7	43,925	78.00	04/17/26	10,597
Boston Scientific Corp	6	37,650	76.00	04/17/26	7,891
Boston Scientific Corp	6	37,650	94.00	04/17/26	18,648
Cadence Design Systems Inc	2	55,574	295.00	04/17/26	4,348
Cadence Design Systems Inc	3	83,361	272.00	04/17/26	2,640
Cadence Design Systems Inc	54	1,500,498	311.00	04/17/26	188,126
Cadence Design Systems Inc	4	111,148	319.00	04/17/26	16,844
Cadence Design Systems Inc	2	55,574	314.00	04/17/26	7,505
Crowdstrike Holdings Inc	1	39,041	462.00	04/17/26	7,136
Crowdstrike Holdings Inc	2	78,082	472.00	04/17/26	16,219
Crowdstrike Holdings Inc	35	1,366,435	459.00	04/17/26	239,640
Crowdstrike Holdings Inc	2	78,082	414.00	04/17/26	5,885
Crowdstrike Holdings Inc	1	39,041	421.00	04/17/26	3,462
Crowdstrike Holdings Inc	2	78,082	476.00	04/17/26	17,004
Doordash Inc	3	45,045	178.00	04/17/26	8,417
Doordash Inc	2	30,030	227.00	04/17/26	15,274
Doordash Inc	2	30,030	225.00	04/17/26	14,875
Doordash Inc	3	45,045	193.00	04/17/26	12,772
Doordash Inc	2	30,030	206.00	04/17/26	11,090
Doordash Inc	65	975,975	211.00	04/17/26	392,764
Fair Isaac Corp	11	1,174,294	1,612.00	04/17/26	596,532
Fair Isaac Corp	1	106,754	1,460.00	04/17/26	39,181
Fair Isaac Corp	1	106,754	1,340.00	04/17/26	27,468
First Solar Inc	2	39,452	232.00	04/17/26	6,994
First Solar Inc	2	39,452	235.00	04/17/26	7,563
First Solar Inc	2	39,452	246.00	04/17/26	9,698
First Solar Inc	2	39,452	249.00	04/17/26	10,288
First Solar Inc	2	39,452	262.00	04/17/26	12,859
First Solar Inc	72	1,420,272	238.00	04/17/26	293,005
Fiserv Inc	4	22,320	68.00	04/17/26	4,852
Fiserv Inc	4	22,320	70.00	04/17/26	5,639

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Wahed Alternative Income Index ETF (continued)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS (continued)
Fiserv Inc	147	$820,260	$67.00	04/17/26	$163,961
Fortinet Inc	205	1,675,260	77.00	04/17/26	23,540
Fortinet Inc	7	57,204	82.00	04/17/26	1,984
Fortinet Inc	7	57,204	81.00	04/17/26	1,669
Fortinet Inc	13	106,236	80.00	04/17/26	2,595
Fortinet Inc	7	57,204	78.00	04/17/26	969
Intuitive Surgical Inc	1	46,099	499.00	04/17/26	3,857
Intuitive Surgical Inc	2	92,198	571.00	04/17/26	21,615
Intuitive Surgical Inc	39	1,797,861	541.00	04/17/26	305,397
Intuitive Surgical Inc	2	92,198	479.00	04/17/26	4,590
Intuitive Surgical Inc	2	92,198	586.00	04/17/26	24,605
Intuitive Surgical Inc	1	46,099	521.00	04/17/26	5,881
Lululemon Athletica Inc	3	45,930	182.00	04/17/26	8,662
Lululemon Athletica Inc	3	45,930	180.00	04/17/26	8,084
Lululemon Athletica Inc	3	45,930	175.00	04/17/26	6,670
Lululemon Athletica Inc	3	45,930	209.00	04/17/26	16,673
Lululemon Athletica Inc	3	45,930	216.00	04/17/26	18,765
Lululemon Athletica Inc	107	1,638,170	205.00	04/17/26	552,048
ON Semiconductor Corp	8	49,536	65.00	04/17/26	3,756
ON Semiconductor Corp	8	49,536	61.00	04/17/26	2,002
ON Semiconductor Corp	10	61,920	68.00	04/17/26	6,904
O’Reilly Automotive Inc	165	1,523,115	95.00	04/17/26	64,532
O’Reilly Automotive Inc	5	46,155	91.00	04/17/26	902
O’Reilly Automotive Inc	5	46,155	92.00	04/17/26	1,110
O’Reilly Automotive Inc	6	55,386	93.00	04/17/26	1,626
O’Reilly Automotive Inc	5	46,155	98.00	04/17/26	3,102
O’Reilly Automotive Inc	5	46,155	101.00	04/17/26	4,444
Palo Alto Networks Inc	3	48,096	152.00	04/17/26	763
Palo Alto Networks Inc	3	48,096	165.00	04/17/26	2,399
Palo Alto Networks Inc	3	48,096	185.00	04/17/26	7,377
Palo Alto Networks Inc	3	48,096	186.00	04/17/26	7,668
Palo Alto Networks Inc	4	64,128	191.00	04/17/26	12,186
Palo Alto Networks Inc	81	1,298,592	189.00	04/17/26	230,810
Sandisk Corp	1	63,534	621.00	04/17/26	4,682
Sandisk Corp	1	63,534	602.00	04/17/26	3,862
Sandisk Corp	1	63,534	526.00	04/17/26	1,589
ServiceNow Inc	4	41,820	110.00	04/17/26	3,056
ServiceNow Inc	4	41,820	107.00	04/17/26	2,329
ServiceNow Inc	3	31,365	154.00	04/17/26	14,740
ServiceNow Inc	3	31,365	147.00	04/17/26	12,648
ServiceNow Inc	4	41,820	130.00	04/17/26	10,117
ServiceNow Inc	94	982,770	133.00	04/17/26	265,558
Super Micro Computer Inc	15	34,155	32.00	04/17/26	13,801
Super Micro Computer Inc	15	34,155	33.00	04/17/26	15,287

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Wahed Alternative Income Index ETF (continued)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS (continued)
Super Micro Computer Inc	10	$22,770	$30.00	04/17/26	$7,233
Super Micro Computer Inc	10	22,770	29.00	04/17/26	6,266
Super Micro Computer Inc	314	714,978	28.00	04/17/26	167,214
Super Micro Computer Inc	16	36,432	31.00	04/17/26	13,142
Synopsys Inc	35	1,387,680	503.00	04/17/26	371,193
Synopsys Inc	2	79,296	516.00	04/17/26	23,793
Synopsys Inc	1	39,648	471.00	04/17/26	7,447
Synopsys Inc	1	39,648	417.00	04/17/26	2,831
Synopsys Inc	1	39,648	440.00	04/17/26	4,567
Synopsys Inc	1	39,648	513.00	04/17/26	11,598
Tesla Inc	1	37,175	405.00	04/17/26	3,501
Tesla Inc	1	37,175	453.00	04/17/26	8,051
Tesla Inc	1	37,175	410.00	04/17/26	3,935
Tesla Inc	1	37,175	433.00	04/17/26	6,089
Tesla Inc	39	1,449,825	436.00	04/17/26	248,850
Tesla Inc	1	37,175	434.00	04/17/26	6,186
The Trade Desk Inc	15	34,035	27.00	04/17/26	6,656
The Trade Desk Inc	22	49,918	38.00	04/17/26	33,526
The Trade Desk Inc	15	34,035	25.00	04/17/26	4,122
The Trade Desk Inc	335	760,115	36.00	04/17/26	443,795
The Trade Desk Inc	14	31,766	32.00	04/17/26	12,985
Uber Technologies Inc	184	1,323,512	84.00	04/17/26	220,349
Uber Technologies Inc	6	43,158	87.00	04/17/26	8,959
Uber Technologies Inc	6	43,158	80.00	04/17/26	4,886
Uber Technologies Inc	6	43,158	74.00	04/17/26	2,027
Uber Technologies Inc	6	43,158	73.00	04/17/26	1,681
Uber Technologies Inc	6	43,158	82.00	04/17/26	6,020
Workday Inc	2	25,984	211.00	04/17/26	16,149
Workday Inc	3	38,976	169.00	04/17/26	11,672
Workday Inc	2	25,984	215.00	04/17/26	16,947
Workday Inc	3	38,976	190.00	04/17/26	17,940
Workday Inc	3	38,976	141.00	04/17/26	3,830
Workday Inc	73	948,416	194.00	04/17/26	465,655
Total Purchased Options		$38,200,069			$7,737,745

WRITTEN OPTIONS — (0.8)%
Call Options
Adobe Inc	(2)	$(48,616)	$258.00	04/17/26	$(589)
Adobe Inc	(2)	(48,616)	282.00	04/17/26	(75)
Adobe Inc	(2)	(48,616)	299.00	04/17/26	(26)
Adobe Inc	(51)	(1,239,708)	303.00	04/17/26	(550)
Adobe Inc	(2)	(48,616)	341.00	04/17/26	(7)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Wahed Alternative Income Index ETF (continued)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS (continued)
Adobe Inc	(2)	$(48,616)	$351.00	04/17/26	$(6)
Advanced Micro Devices Inc	(3)	(61,029)	202.00	04/17/26	(3,039)
Advanced Micro Devices Inc	(2)	(40,686)	203.00	04/17/26	(1,917)
Advanced Micro Devices Inc	(2)	(40,686)	204.00	04/17/26	(1,812)
Advanced Micro Devices Inc	(2)	(40,686)	215.00	04/17/26	(899)
Advanced Micro Devices Inc	(71)	(1,444,353)	222.00	04/17/26	(19,212)
Advanced Micro Devices Inc	(2)	(40,686)	253.00	04/17/26	(57)
Amazon.com Inc	(2)	(41,654)	242.00	04/17/26	(17)
Amazon.com Inc	(80)	(1,666,160)	237.00	04/17/26	(1,193)
Amazon.com Inc	(2)	(41,654)	246.00	04/17/26	(12)
Amazon.com Inc	(2)	(41,654)	232.00	04/17/26	(59)
Amazon.com Inc	(2)	(41,654)	204.00	04/17/26	(1,798)
Amazon.com Inc	(2)	(41,654)	233.00	04/17/26	(51)
Arista Networks Inc	(127)	(1,559,306)	124.00	04/17/26	(65,546)
Arista Networks Inc	(4)	(49,112)	131.00	04/17/26	(983)
Arista Networks Inc	(4)	(49,112)	132.00	04/17/26	(875)
Arista Networks Inc	(4)	(49,112)	137.00	04/17/26	(475)
Arista Networks Inc	(5)	(61,390)	150.00	04/17/26	(115)
AutoDesk Inc	(2)	(47,880)	276.00	04/17/26	(74)
AutoDesk Inc	(3)	(71,820)	297.00	04/17/26	(36)
AutoDesk Inc	(55)	(1,316,700)	262.00	04/17/26	(7,430)
AutoZone Inc	(1)	(337,778)	3,688.00	04/17/26	(1,338)
AutoZone Inc	(4)	(1,351,112)	3,490.00	04/17/26	(19,352)
Boston Scientific Corp	(6)	(37,650)	76.00	04/17/26	(35)
Boston Scientific Corp	(7)	(43,925)	78.00	04/17/26	(35)
Boston Scientific Corp	(170)	(1,066,750)	93.00	04/17/26	(457)
Boston Scientific Corp	(6)	(37,650)	94.00	04/17/26	(16)
Boston Scientific Corp	(5)	(31,375)	96.00	04/17/26	(12)
Boston Scientific Corp	(5)	(31,375)	99.00	04/17/26	(12)
Cadence Design Systems Inc	(4)	(111,148)	319.00	04/17/26	(521)
Cadence Design Systems Inc	(2)	(55,574)	314.00	04/17/26	(342)
Cadence Design Systems Inc	(2)	(55,574)	295.00	04/17/26	(976)
Cadence Design Systems Inc	(3)	(83,361)	272.00	04/17/26	(4,467)
Cadence Design Systems Inc	(54)	(1,500,498)	311.00	04/17/26	(10,880)
Crowdstrike Holdings Inc	(2)	(78,082)	414.00	04/17/26	(1,341)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Wahed Alternative Income Index ETF (continued)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS (continued)
Crowdstrike Holdings Inc	(1)	$(39,041)	$421.00	04/17/26	$(492)
Crowdstrike Holdings Inc	(35)	(1,366,435)	459.00	04/17/26	(2,967)
Crowdstrike Holdings Inc	(1)	(39,041)	462.00	04/17/26	(75)
Crowdstrike Holdings Inc	(2)	(78,082)	472.00	04/17/26	(101)
Crowdstrike Holdings Inc	(2)	(78,082)	476.00	04/17/26	(87)
Doordash Inc	(3)	(45,045)	178.00	04/17/26	(178)
Doordash Inc	(3)	(45,045)	193.00	04/17/26	(43)
Doordash Inc	(2)	(30,030)	206.00	04/17/26	(10)
Doordash Inc	(65)	(975,975)	211.00	04/17/26	(220)
Doordash Inc	(2)	(30,030)	225.00	04/17/26	(3)
Doordash Inc	(2)	(30,030)	227.00	04/17/26	(2)
Fair Isaac Corp	(11)	(1,174,294)	1,612.00	04/17/26	(1,096)
Fair Isaac Corp	(1)	(106,754)	1,460.00	04/17/26	(218)
Fair Isaac Corp	(1)	(106,754)	1,340.00	04/17/26	(478)
First Solar Inc	(2)	(39,452)	262.00	04/17/26	(26)
First Solar Inc	(2)	(39,452)	232.00	04/17/26	(147)
First Solar Inc	(2)	(39,452)	235.00	04/17/26	(118)
First Solar Inc	(72)	(1,420,272)	238.00	04/17/26	(3,426)
First Solar Inc	(2)	(39,452)	246.00	04/17/26	(58)
First Solar Inc	(2)	(39,452)	249.00	04/17/26	(49)
Fiserv Inc	(147)	(820,260)	67.00	04/17/26	(1,145)
Fiserv Inc	(4)	(22,320)	68.00	04/17/26	(22)
Fiserv Inc	(4)	(22,320)	70.00	04/17/26	(11)
Fortinet Inc	(205)	(1,675,260)	77.00	04/17/26	(121,659)
Fortinet Inc	(7)	(57,204)	78.00	04/17/26	(3,621)
Fortinet Inc	(13)	(106,236)	80.00	04/17/26	(4,926)
Fortinet Inc	(7)	(57,204)	81.00	04/17/26	(2,226)
Fortinet Inc	(7)	(57,204)	82.00	04/17/26	(1,842)
Intuitive Surgical Inc	(2)	(92,198)	571.00	04/17/26	(7)
Intuitive Surgical Inc	(2)	(92,198)	586.00	04/17/26	(3)
Intuitive Surgical Inc	(39)	(1,797,861)	541.00	04/17/26	(790)
Intuitive Surgical Inc	(1)	(46,099)	499.00	04/17/26	(237)
Intuitive Surgical Inc	(2)	(92,198)	479.00	04/17/26	(1,342)
Intuitive Surgical Inc	(1)	(46,099)	521.00	04/17/26	(66)
Lululemon Athletica Inc	(3)	(45,930)	175.00	04/17/26	(186)
Lululemon Athletica Inc	(3)	(45,930)	180.00	04/17/26	(103)
Lululemon Athletica Inc	(3)	(45,930)	182.00	04/17/26	(83)
Lululemon Athletica Inc	(107)	(1,638,170)	205.00	04/17/26	(475)
Lululemon Athletica Inc	(3)	(45,930)	209.00	04/17/26	(11)
Lululemon Athletica Inc	(3)	(45,930)	216.00	04/17/26	(8)
ON Semiconductor Corp	(8)	(49,536)	65.00	04/17/26	(1,334)
ON Semiconductor Corp	(8)	(49,536)	61.00	04/17/26	(2,774)
ON Semiconductor Corp	(10)	(61,920)	68.00	04/17/26	(883)
O’Reilly Automotive Inc	(5)	(46,155)	101.00	04/17/26	(98)
O’Reilly Automotive Inc	(5)	(46,155)	98.00	04/17/26	(252)
O’Reilly Automotive Inc	(165)	(1,523,115)	95.00	04/17/26	(19,904)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Wahed Alternative Income Index ETF (continued)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS (continued)
O’Reilly Automotive Inc	(6)	$(55,386)	$93.00	04/17/26	$(1,201)
O’Reilly Automotive Inc	(5)	(46,155)	92.00	04/17/26	(1,255)
O’Reilly Automotive Inc	(5)	(46,155)	91.00	04/17/26	(1,545)
Palo Alto Networks Inc	(81)	(1,298,592)	189.00	04/17/26	(1,034)
Palo Alto Networks Inc	(4)	(64,128)	191.00	04/17/26	(41)
Palo Alto Networks Inc	(3)	(48,096)	186.00	04/17/26	(56)
Palo Alto Networks Inc	(3)	(48,096)	152.00	04/17/26	(3,329)
Palo Alto Networks Inc	(3)	(48,096)	165.00	04/17/26	(1,073)
Palo Alto Networks Inc	(3)	(48,096)	185.00	04/17/26	(64)
Sandisk Corp	(1)	(63,534)	526.00	04/17/26	(12,581)
Sandisk Corp	(1)	(63,534)	602.00	04/17/26	(7,271)
Sandisk Corp	(1)	(63,534)	621.00	04/17/26	(6,195)
ServiceNow Inc	(3)	(31,365)	147.00	04/17/26	(9)
ServiceNow Inc	(94)	(982,770)	133.00	04/17/26	(872)
ServiceNow Inc	(3)	(31,365)	154.00	04/17/26	(6)
ServiceNow Inc	(4)	(41,820)	110.00	04/17/26	(973)
ServiceNow Inc	(4)	(41,820)	107.00	04/17/26	(1,443)
ServiceNow Inc	(4)	(41,820)	130.00	04/17/26	(51)
Super Micro Computer Inc	(15)	(34,155)	33.00	04/17/26	(50)
Super Micro Computer Inc	(15)	(34,155)	32.00	04/17/26	(60)
Super Micro Computer Inc	(16)	(36,432)	31.00	04/17/26	(82)
Super Micro Computer Inc	(10)	(22,770)	29.00	04/17/26	(99)
Super Micro Computer Inc	(314)	(714,978)	28.00	04/17/26	(4,911)
Super Micro Computer Inc	(10)	(22,770)	30.00	04/17/26	(68)
Synopsys Inc	(1)	(39,648)	417.00	04/17/26	(843)
Synopsys Inc	(1)	(39,648)	440.00	04/17/26	(285)
Synopsys Inc	(1)	(39,648)	471.00	04/17/26	(72)
Synopsys Inc	(35)	(1,387,680)	503.00	04/17/26	(1,299)
Synopsys Inc	(1)	(39,648)	513.00	04/17/26	(32)
Synopsys Inc	(2)	(79,296)	516.00	04/17/26	(62)
Tesla Inc	(39)	(1,449,825)	436.00	04/17/26	(2,129)
Tesla Inc	(1)	(37,175)	434.00	04/17/26	(60)
Tesla Inc	(1)	(37,175)	453.00	04/17/26	(28)
Tesla Inc	(1)	(37,175)	410.00	04/17/26	(204)
Tesla Inc	(1)	(37,175)	405.00	04/17/26	(268)
Tesla Inc	(1)	(37,175)	433.00	04/17/26	(63)
The Trade Desk Inc	(15)	(34,035)	25.00	04/17/26	(742)
The Trade Desk Inc	(15)	(34,035)	27.00	04/17/26	(283)
The Trade Desk Inc	(14)	(31,766)	32.00	04/17/26	(53)
The Trade Desk Inc	(335)	(760,115)	36.00	04/17/26	(623)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares Wahed Alternative Income Index ETF (concluded)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS (continued)
The Trade Desk Inc	(22)	$(49,918)	$38.00	04/17/26	$(31)
Uber Technologies Inc	(6)	(43,158)	73.00	04/17/26	(1,131)
Uber Technologies Inc	(6)	(43,158)	74.00	04/17/26	(878)
Uber Technologies Inc	(6)	(43,158)	80.00	04/17/26	(144)
Uber Technologies Inc	(6)	(43,158)	82.00	04/17/26	(81)
Uber Technologies Inc	(184)	(1,323,512)	84.00	04/17/26	(1,514)
Uber Technologies Inc	(6)	(43,158)	87.00	04/17/26	(27)
Workday Inc	(73)	(948,416)	194.00	04/17/26	(63)
Workday Inc	(3)	(38,976)	190.00	04/17/26	(3)
Workday Inc	(2)	(25,984)	211.00	04/17/26	(1)
Workday Inc	(3)	(38,976)	141.00	04/17/26	(562)
Workday Inc	(3)	(38,976)	169.00	04/17/26	(21)
Workday Inc	(2)	(25,984)	215.00	04/17/26	—
Total Written Options		$(38,200,069)			$(376,210)

The following summarizes the market value of the Fund’s investments used as of March 31, 2026, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
United States	$38,200,069	$—	$—	$38,200,069
Total Common Stock	38,200,069	—	—	38,200,069
Purchased Options	—	7,737,745	—	7,737,745
Total Investments in Securities	$38,200,069	$7,737,745	$—	$45,937,814

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$—	$(376,210)	$—	$(376,210)
Total Liabilities	$—	$(376,210)	$—	$(376,210)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF

COMMON STOCK — 98.1%‡
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre*	7	$12,103
TOTAL BRAZIL		12,103

CANADA — 1.1%
Industrials — 0.2%
Thomson Reuters	56	5,039

Information Technology — 0.9%
Shopify, Cl A*	160	18,979

TOTAL CANADA		24,018

CHINA — 0.4%
Consumer Discretionary — 0.4%
PDD Holdings ADR*	83	8,481
TOTAL CHINA		8,481

NETHERLANDS — 1.0%
Information Technology — 1.0%
ASML Holding, Cl G	12	15,850
NXP Semiconductors	31	6,103
TOTAL NETHERLANDS		21,953

UNITED KINGDOM — 0.3%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners	59	5,350

Information Technology — 0.1%
ARM Holdings ADR*	16	2,420

TOTAL UNITED KINGDOM		7,770

UNITED STATES — 94.8%
Communication Services — 15.0%
Alphabet, Cl A	270	77,641
Alphabet, Cl C	252	72,289
Charter Communications, Cl A*	16	3,454
Comcast, Cl A	444	12,747
Electronic Arts	32	6,524
Meta Platforms, Cl A	137	78,382
Netflix*	527	50,671
Take-Two Interactive Software*	24	4,740
T-Mobile US	137	28,774
Warner Bros Discovery*	311	8,540
		343,762

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF (continued)

COMMON STOCK (continued)
Consumer Discretionary — 11.5%
Airbnb, Cl A*	53	$6,693
Amazon.com*	491	102,260
Booking Holdings	4	16,841
DoorDash, Cl A*	52	7,808
Marriott International, Cl A	33	10,793
O’Reilly Automotive*	105	9,693
Ross Stores	40	8,665
Starbucks	146	13,080
Tesla*	233	86,618
		262,451
Consumer Staples — 8.1%
Costco Wholesale	56	55,800
Keurig Dr Pepper	171	4,502
Kraft Heinz	149	3,351
Mondelez International, Cl A	159	9,165
Monster Beverage*	123	8,912
PepsiCo	173	26,865
Walmart	613	76,184
		184,779
Energy — 0.6%
Baker Hughes, Cl A	123	7,509
Diamondback Energy	35	6,923
		14,432
Financials — 0.2%
PayPal Holdings	116	5,247

Health Care — 5.0%
Alnylam Pharmaceuticals*	17	5,625
Amgen	68	23,926
Dexcom*	48	3,014
GE HealthCare Technologies	57	4,057
Gilead Sciences	159	22,160
IDEXX Laboratories*	10	5,619
Insmed*	28	4,578
Intuitive Surgical*	44	20,284
Regeneron Pharmaceuticals	14	10,817
Vertex Pharmaceuticals*	32	14,289
		114,369
Industrials — 3.8%
Automatic Data Processing	50	10,159
Axon Enterprise*	11	4,672
Cintas	51	8,626
Copart*	120	3,984
CSX	234	9,606

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF (continued)

COMMON STOCK (continued)
Industrials (continued)
Fastenal	144	$6,682
Ferrovial	92	5,985
Honeywell International	82	18,534
Old Dominion Freight Line	25	4,885
PACCAR	66	7,623
Paychex	44	4,053
Verisk Analytics, Cl A	18	3,415
		88,224
Information Technology — 47.7%
Adobe*	51	12,397
Advanced Micro Devices*	209	42,517
Analog Devices	61	19,407
Apple	665	168,770
Applied Materials	100	34,179
AppLovin, Cl A*	39	15,522
Atlassian, Cl A*	21	1,433
Autodesk*	27	6,464
Broadcom	219	67,783
Cadence Design Systems*	35	9,725
Cisco Systems	495	38,407
Cognizant Technology Solutions, Cl A	60	3,681
Crowdstrike Holdings, Cl A*	32	12,493
Datadog, Cl A*	42	4,958
Fortinet*	95	7,763
Intel*	655	28,905
Intuit	35	15,133
KLA	16	23,559
Lam Research	163	34,827
Marvell Technology	112	11,094
Microchip Technology	68	4,393
Micron Technology	148	50,000
Microsoft	342	126,598
Monolithic Power Systems	6	6,560
NVIDIA	1,132	197,421
Palantir Technologies, Cl A*	296	43,299
Palo Alto Networks*	105	16,834
QUALCOMM	133	17,128
Roper Technologies	13	4,600
Seagate Technology Holdings	28	10,969
Strategy, Cl A*	39	4,867
Synopsys*	24	9,516
Texas Instruments	114	22,132
Western Digital	45	12,172
Workday, Cl A*	26	3,378

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF (continued)

COMMON STOCK (continued)
Information Technology (continued)
Zscaler*	20	$2,806
		1,091,690
Materials — 1.3%
Linde	59	29,250

Real Estate — 0.1%
CoStar Group*	52	2,098

Utilities — 1.5%
American Electric Power	68	8,913
Constellation Energy	50	13,963
Exelon	132	6,471
Xcel Energy	80	6,355
		35,702
TOTAL UNITED STATES		2,172,004

TOTAL COMMON STOCK (Cost $2,430,676)		2,246,329

TOTAL INVESTMENTS — 98.1% (Cost $2,430,676)		2,246,329
OTHER ASSETS LESS LIABILITIES – 1.9%		43,841
NET ASSETS - 100%		$2,290,170

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

A list of the open OTC Swap agreement held by the Fund at March 31, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	Nasdaq InspereX Dynamic Buffered High Income Option Only Index	Total Return	At Termination	01/08/2029	USD	2,290,740	$32,079	$—	$32,079

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of March 31, 2026, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$12,103	$—	$—	$12,103
Canada	24,018	—	—	24,018
China	8,481	—	—	8,481
Netherlands	21,953	—	—	21,953
United Kingdom	7,770	—	—	7,770
United States	2,172,004	—	—	2,172,004
Total Common Stock	2,246,329	—	—	2,246,329
Total Investments in Securities	$2,246,329	$—	$—	$2,246,329

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swaps
Unrealized Appreciation	$—	$32,079	$—	$32,079
Total Other Financial Instruments	$—	$32,079	$—	$32,079

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

Glossary (abbreviations used in preceding Schedules of Investments/Consolidated Schedules of Investments):

Portfolio Abbreviations

ADR — American Depositary Receipt

BV — Business Value

BVI — Business Volume Indicator

Cl — Class

CV — Convertible

ETF — Exchange-Traded Fund

FX — Foreign Exchange

GDR — Global Depositary Receipt

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

NVDR — Non-Voting Depository Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depositary Receipts

WTI — West Texas Intermediate

Statements of Assets and Liabilities

March 31, 2026

	KraneShares CSI China Internet ETF		KraneShares Bosera MSCI China A 50 Connect Index ETF	KraneShares MSCI One Belt One Road Index ETF
Assets:
Investments at Value	$6,190,610,227	*	$169,573,751	$4,048,897
Cash and Cash Equivalents	10,584,619		266,686	8,204
Foreign Currency at Value	—		645,078	8,802
Receivable for Investment Securities Sold	16,719,492		—	—
Dividend and Interest Receivable	218,603		2,116	4,853
Receivable for Capital Shares Sold	35,342		—	—
Unrealized Appreciation on Spot Contracts	3,750		—	—
Reclaim Receivable	—		—	63
Total Assets	6,218,172,033		170,487,631	4,070,819

Liabilities:
Obligation to Return Securities Lending Collateral	164,050,747		—	—
Payable for Capital Shares Redeemed	16,722,354		—	—
Payable for Management Fees	3,770,851		85,166	2,785
Payable for Trustees’ Fees	41,090		1,164	27
Payable for Securities Lending Fees	19,869		—	—
Payable for Foreign Capital Gains Tax	—		—	3,007
Unrealized Depreciation on Spot Contracts	—		—	38
Total Liabilities	184,604,911		86,330	5,857
Net Assets	$6,033,567,122		$170,401,301	$4,064,962

Net Assets Consist of:
Paid-in Capital	$12,726,998,608		$369,970,473	$7,806,916
Total Distributable Loss	(6,693,431,486)		(199,569,172)	(3,741,954)
Net Assets	$6,033,567,122		$170,401,301	$4,064,962
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	216,700,000		5,750,000	150,002
Net Asset Value, Offering and Redemption Price Per Share	$27.84		$29.64	$27.10
Cost of Investments	$7,155,228,610		$150,884,893	$4,016,122
Cost of Foreign Currency	—		646,115	8,775
*Includes Market Value of Securities on Loan	155,603,895		—	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (continued)

March 31, 2026

	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF
Assets:
Investments at Value	$46,922,877	$61,625,993	$75,346,987	*
Cash and Cash Equivalents	200,418	13,304	71,337
Foreign Currency at Value	64,372	4	—
Dividend and Interest Receivable	40,265	10,954	37,312
Reclaim Receivable	9,858	—	414,191
Total Assets	47,237,790	61,650,255	75,869,827

Liabilities:
Payable for Investment Securities Purchased	64,399	—	—
Payable for Management Fees	19,341	41,457	43,480
Payable for Foreign Capital Gains Tax	5,459	—	—
Payable for Trustees’ Fees	310	369	471
Obligation to Return Securities Lending Collateral	—	—	2,043,049
Foreign Currency Payable at Value	—	—	56
Payable for Securities Lending Fees	—	—	310
Total Liabilities	89,509	41,826	2,087,366
Net Assets	$47,148,281	$61,608,429	$73,782,461

Net Assets Consist of:
Paid-in Capital	$99,639,665	$142,634,710	$193,738,745
Total Distributable Loss	(52,491,384)	(81,026,281)	(119,956,284)
Net Assets	$47,148,281	$61,608,429	$73,782,461
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,150,002	2,200,002	2,350,002
Net Asset Value, Offering and Redemption Price Per Share	$21.93	$28.00	$31.40
Cost of Investments	$56,062,282	$52,794,544	$69,048,178
Cost of Foreign Currency	64,478	2	—
*Includes Market Value of Securities on Loan	—	—	1,944,140

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (continued)

March 31, 2026

	KraneShares MSCI All China Health Care Index ETF		KraneShares Asia Pacific High Income USD Bond ETF	KraneShares MSCI Emerging Markets ex China Index ETF
Assets:
Investments at Value	$81,598,673	*	$14,120,816	$100,141,818
Cash and Cash Equivalents	110,470		1,187,808	508,921
Foreign Currency at Value	91		1,325	37,445
Dividend and Interest Receivable	2,301		251,731	364,410
Receivable for Investment Securities Sold	—		178,000	—
Reclaim Receivable	—		—	8,132
Total Assets	81,711,535		15,739,680	101,060,726

Liabilities:
Obligation to Return Securities Lending Collateral	1,249,300		—	—
Payable for Management Fees	43,149		9,316	21,003
Payable for Trustees’ Fees	490		108	671
Payable for Securities Lending Fees	154		—	—
Payable for Investment Securities Purchased	—		355,080	—
Payable for Foreign Capital Gains Tax	—		—	270,202
Unrealized Depreciation on Spot Contracts	—		—	74
Total Liabilities	1,293,093		364,504	291,950
Net Assets	$80,418,442		$15,375,176	$100,768,776

Net Assets Consist of:
Paid-in Capital	$166,852,224		$26,107,570	$84,105,028
Total Distributable Earnings/(Loss)	(86,433,782)		(10,732,394)	16,663,748
Net Assets	$80,418,442		$15,375,176	$100,768,776
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	4,750,002		650,001	2,600,002
Net Asset Value, Offering and Redemption Price Per Share	$16.93		$23.65	$38.76
Cost of Investments	$74,837,826		$14,164,209	$83,069,183
Cost of Foreign Currency	92		1,282	37,408
*Includes Market Value of Securities on Loan	1,184,963		—	—

*	Includes Market Value of Securities on Loan.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities (continued)

March 31, 2026

	KraneShares Global Carbon Strategy ETF(1)	KraneShares Value Line® Dynamic Dividend Equity Index ETF	KraneShares Mount Lucas Managed Futures Index Strategy ETF(2)
Assets:
Investments at Value	$32,592,097	$34,797,281	$184,348,848
Affiliated Investments at Value	84,463,735	—	—
Foreign Currency Collateral on Futures Contracts at Value	6,811,552	—	480,411
Foreign Currency at Value	3,296,862	—	—
Cash and Cash Equivalents	338,494	—	72,209,275
Cash Collateral on Futures Contracts	—	—	50,725,318
Variation Margin Receivable on Future Contracts	4,224,579	—	—
Dividend and Interest Receivable	23,865	52,575	116,338
Receivable for Capital Shares Sold	8,991	—	—
Reclaim Receivable	—	80	—
Total Assets	131,760,175	34,849,936	307,880,190

Liabilities:
Payable for Management Fees	86,963	12,740	181,217
Payable for Trustees’ Fees	851	175	1,236
Payable for Investment Securities Purchased	—	—	34,800,500
Payable to Custodian	—	7,440	—
Payable to Broker	—	—	352,022
Total Liabilities	87,814	20,355	35,334,975
Net Assets	$131,672,361	$34,829,581	$272,545,215

Net Assets Consist of:
Paid-in Capital	$222,036,858	$34,121,253	$343,307,254
Total Distributable Earnings/(Loss)	(90,364,497)	708,328	(70,762,039)
Net Assets	$131,672,361	$34,829,581	$272,545,215
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	4,450,000	1,400,002	9,700,002
Net Asset Value, Offering and Redemption Price Per Share	$29.59	$24.88	$28.10
Cost of Investments	$48,400,141	$33,844,224	$184,354,136
Cost of Affiliated Investments	84,689,064	—	—
Cost of Foreign Currency	3,371,823	—	—
Cost of Foreign Currency Collateral on Futures Contracts	6,352,646	—	466,735

(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	KraneShares Mount Lucas Managed Futures Index Strategy ETF includes the account of the Fund’s Subsidiary, KFA MLM Index Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities (continued)

March 31, 2026

	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF	KraneShares California Carbon Allowance Strategy ETF(1)
Assets:
Investments at Value	$80,752,813	$48,263,223	$7,592,936
Affiliated Investments at Value	—	—	86,776,507
Foreign Currency at Value	236,323	5	—
Cash and Cash Equivalents	166,286	87,565	400,737
Cash Collateral on Futures Contracts	—	—	10,823,831
Dividend and Interest Receivable	4,455	106	24,303
Receivable for Capital Shares Sold	—	25	—
Receivable for Investment Securities Sold	—	2,412,603	—
Unrealized Appreciation on Spot Contracts	—	62	—
Total Assets	81,159,877	50,763,589	105,618,314

Liabilities:
Payable for Management Fees	77,653	30,871	70,512
Payable for Trustees’ Fees	758	329	677
Total Liabilities	78,411	31,200	71,189
Net Assets	$81,081,466	$50,732,389	$105,547,125

Net Assets Consist of:
Paid-in Capital	$120,631,880	$67,613,580	$196,849,118
Total Distributable Loss	(39,550,414)	(16,881,191)	(91,301,993)
Net Assets	$81,081,466	$50,732,389	$105,547,125
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	4,550,000	3,800,002	7,125,002
Net Asset Value, Offering and Redemption Price Per Share	$17.82	$13.35	$14.81
Cost of Investments	$85,834,849	$56,991,882	$7,592,936
Cost of Affiliated Investments	—	—	87,034,360
Cost of Foreign Currency	128,041	5	—

(1)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (continued)

March 31, 2026

	KraneShares KWEB Covered Call Strategy ETF	KraneShares Hedgeye Hedged Equity Index ETF	KraneShares Artificial Intelligence and Technology ETF
Assets:
Investments at Value	$5,712	$77,897,232	$170,841,104
Affiliated Investments at Value	113,248,062	—	—
Cash and Cash Equivalents	247,569	1,153	801,878
Foreign Currency at Value	—	—	620
Dividend and Interest Receivable	4,070	232,208	—
Receivable for Capital Shares Sold	—	—	6,396
Receivable for Investment Securities Sold	—	250,357	29,593,995
Reclaim Receivable	—	—	613
Unrealized Appreciation on Spot Contracts	—	—	34,908
Total Assets	113,505,413	78,380,950	201,279,514

Liabilities:
Written Options at Value	2,177,027	1,376,405	—
Payable for Management Fees	24,531	53,438	163,310
Payable for Trustees’ Fees	735	478	1,180
Payable for Investment Securities Purchased	—	165,738	—
Payable for Capital Shares Redeemed	—	—	29,641,728
Total Liabilities	2,202,293	1,596,059	29,806,218
Net Assets	$111,303,120	$76,784,891	$171,473,296

Net Assets Consist of:
Paid-in Capital	$168,647,083	$76,716,145	$190,471,984
Total Distributable Earnings/(Loss)	(57,343,963)	68,746	(18,998,688)
Net Assets	$111,303,120	$76,784,891	$171,473,296
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	4,333,309	2,800,002	5,300,002
Net Asset Value, Offering and Redemption Price Per Share	$25.69	$27.42	$32.35
Cost of Investments	$5,712	$81,088,429	$185,841,405
Cost of Affiliated Investments	134,799,783	—	—
Cost of Foreign Currency	—	—	438
Written Options, Premiums Received	5,172,523	2,075,903	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (continued)

March 31, 2026

	KraneShares Sustainable Ultra Short Duration Index ETF	KraneShares China Alpha Index ETF	KraneShares Man Buyout Beta Index ETF
Assets:
Investments at Value	$164,769,090	$10,990,732	$12,428,812
Cash and Cash Equivalents	7,816,142	28,864	14,085
Foreign Currency at Value	113	558	—
Dividend and Interest Receivable	1,460,322	32	3,712
Receivable for Investment Securities Sold	—	—	920,895
Reclaim Receivable	—	—	136
Total Assets	174,045,667	11,020,186	13,367,640

Liabilities:
Payable for Management Fees	27,576	6,099	9,361
Payable for Trustees’ Fees	1,097	50	82
Payable for Investment Securities Purchased	—	—	921,479
Total Liabilities	28,673	6,149	930,922
Net Assets	$174,016,994	$11,014,037	$12,436,718

Net Assets Consist of:
Paid-in Capital	$174,014,908	$8,419,867	$11,338,114
Total Distributable Earnings	2,086	2,594,170	1,098,604
Net Assets	$174,016,994	$11,014,037	$12,436,718
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	6,950,002	350,002	450,002
Net Asset Value, Offering and Redemption Price Per Share	$25.04	$31.47	$27.64
Cost of Investments	$164,945,319	$10,013,748	$11,353,733
Cost of Foreign Currency	101	559	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (continued)

March 31, 2026

	KraneShares Global Humanoid and Embodied Intelligence Index ETF	KraneShares Dragon Capital Vietnam Growth Index ETF	KraneShares Wahed Alternative Income Index ETF
Assets:
Investments at Value	$119,352,718	$12,767,635	$45,937,814
Foreign Currency at Value	2,725,326	236,485	—
Cash and Cash Equivalents	—	12,333	234,505
Receivable for Investment Securities Sold	11,455,933	—	—
Dividend and Interest Receivable	33,808	2,934	—
Reclaim Receivable	11,622	—	—
Total Assets	133,579,407	13,019,387	46,172,319

Liabilities:
Written Options at Value	—	—	376,210
Payable for Investment Securities Purchased	8,918,766	—	—
Payable to Custodian	5,416,015	—	—
Payable for Management Fees	72,765	8,755	20,399
Unrealized Depreciation on Spot Contracts	7,655	—	—
Payable for Trustees’ Fees	805	16	287
Total Liabilities	14,416,006	8,771	396,896
Net Assets	$119,163,401	$13,010,616	$45,775,423

Net Assets Consist of:
Paid-in Capital	$117,151,256	$13,704,913	$47,608,942
Total Distributable Earnings/(Loss)	2,012,145	(694,297)	(1,833,519)
Net Assets	$119,163,401	$13,010,616	$45,775,423
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	3,900,002	550,002	1,800,002
Net Asset Value, Offering and Redemption Price Per Share	$30.55	$23.66	$25.43
Cost of Investments	$117,942,524	$13,368,053	$50,911,784
Cost of Foreign Currency	2,725,091	236,953	—
Written Options, Premiums Received	—	—	3,958,611

Amounts designated as “—” are $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (concluded)

March 31, 2026

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF
Assets:
Investments at Value	$2,246,329
OTC Swap Contracts at Value	32,079
Cash and Cash Equivalents	10,227
Due from Broker	2,505
Dividend and Interest Receivable	603
Reclaim Receivable	4
Total Assets	2,291,747

Liabilities:
Payable for Management Fees	1,562
Payable for Trustees’ Fees	15
Total Liabilities	1,577
Net Assets	$2,290,170

Net Assets Consist of:
Paid-in Capital	$2,474,516
Total Distributable Loss	(184,346)
Net Assets	$2,290,170
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	100,002
Net Asset Value, Offering and Redemption Price Per Share	$22.90
Cost of Investments	$2,430,676

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Year Ended March 31, 2026

	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A 50 Connect Index ETF	KraneShares MSCI One Belt One Road Index ETF
Investment Income:
Dividend Income	$78,490,928	$5,595,515	$125,999
Interest Income	555,323	27,293	366
Security Lending Income	3,734,989	—	—
Less: Foreign Taxes Withheld	—	(561,514)	(10,811)
Total Investment Income	82,781,240	5,061,294	115,554

Expenses:
Management Fees†	52,896,988	1,588,927	29,570
Trustees’ Fees	548,967	14,928	279
Security Lending Fees†	373,393	—	—
Insurance Expense	99,528	2,125	38
Total Expenses	53,918,876	1,605,980	29,887
Management Fee Waiver†	—	(468,531)	—
Net Expenses	53,918,876	1,137,449	29,887
Net Investment Income	28,862,364	3,923,845	85,667

Net Realized Gain (Loss) on:
Investments	278,784,450	31,641,382	43,968
Capital Gains Tax	—	—	(2,716)
Foreign Currency Translations	(185,187)	(22,231)	(1,292)
Net Realized Gain	278,599,263	31,619,151	39,960

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,781,400,649)	13,934,227	765,103
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	2,444
Foreign Currency Translations	(417)	(2,882)	(192)
Net Change in Unrealized Appreciation (Depreciation)	(1,781,401,066)	13,931,345	767,355
Net Realized and Unrealized Gain (Loss)	(1,502,801,803)	45,550,496	807,315
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,473,939,439)	$49,474,341	$892,982

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (continued)

For the Year Ended March 31, 2026

	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF
Investment Income:
Dividend Income	$272,177	$937,820	$619,492
Interest Income	3,751	3,350	9,058
Security Lending Income	7,837	—	47,853
Less: Foreign Taxes Withheld	(31,392)	(62,773)	(56,111)
Total Investment Income	252,373	878,397	620,292

Expenses:
Management Fees†	272,619	460,282	495,924
Trustees’ Fees	2,412	4,273	5,273
Security Lending Fees†	775	—	4,725
Insurance Expense	244	602	782
Total Expenses	276,050	465,157	506,704
Management Fee Waiver†	(104,854)	—	—
Net Expenses	171,196	465,157	506,704
Net Investment Income	81,177	413,240	113,588

Net Realized Gain (Loss) on:
Investments	8,068,181	3,688,351	2,729,522
Capital Gains Tax	(180)	—	—
Foreign Currency Translations	(30,595)	(4,881)	(47,921)
Net Realized Gain	8,037,406	3,683,470	2,681,601

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(7,576,582)	1,402,994	25,744,907
Accrued Foreign Capital Gains Tax on Appreciated Securities	16,444	—	—
Foreign Currency Translations	(1,707)	—	25,148
Net Change in Unrealized Appreciation (Depreciation)	(7,561,845)	1,402,994	25,770,055
Net Realized and Unrealized Gain	475,561	5,086,464	28,451,656
Net Increase in Net Assets Resulting from Operations	$556,738	$5,499,704	$28,565,244

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (continued)

For the Year Ended March 31, 2026

	KraneShares MSCI All China Health Care Index ETF	KraneShares Asia Pacific High Income USD Bond ETF	KraneShares MSCI Emerging Markets ex China Index ETF
Investment Income:
Dividend Income	$1,112,664	$—	$2,192,123
Interest Income	13,241	1,937,882	10,632
Security Lending Income	2,322	—	—
Less: Foreign Taxes Withheld	(91,302)	—	(310,280)
Total Investment Income	1,036,925	1,937,882	1,892,475

Expenses:
Management Fees†	716,536	148,775	418,508
Trustees’ Fees	6,598	1,673	5,175
Security Lending Fees†	210	—	—
Insurance Expense	1,148	264	764
Total Expenses	724,492	150,712	424,447
Management Fee Waiver†	(128,608)	—	(252,547)
Net Expenses	595,884	150,712	171,900
Net Investment Income	441,041	1,787,170	1,720,575

Net Realized Gain (Loss) on:
Investments	7,198,596	208,960	3,739,536
Capital Gains Tax	—	—	(86,837)
Forward Foreign Currency Contracts	—	(11)	—
Foreign Currency Translations	(28,366)	5,440	(21,338)
Net Realized Gain	7,170,230	214,389	3,631,361

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,448,185	(506,888)	15,817,914
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	129,902
Foreign Currency Translations	—	44	14,532
Net Change in Unrealized Appreciation (Depreciation)	4,448,185	(506,844)	15,962,348
Net Realized and Unrealized Gain (Loss)	11,618,415	(292,455)	19,593,709
Net Increase in Net Assets Resulting from Operations	$12,059,456	$1,494,715	$21,314,284

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations/Consolidated Statements of Operations (continued)

For the Year Ended March 31, 2026

	KraneShares Global Carbon Strategy ETF(1)	KraneShares Value Line® Dynamic Dividend Equity Index ETF	KraneShares Mount Lucas Managed Futures Index Strategy ETF(2)
Investment Income:
Dividend Income	$—	$822,934	$—
Dividend from Affiliated Investment	4,115,574	—	—
Interest Income	571,275	1,377	7,278,892
Total Investment Income	4,686,849	824,311	7,278,892

Expenses:
Management Fees†	1,268,620	144,818	1,685,059
Trustees’ Fees	11,952	1,831	12,848
Insurance Expense	2,064	339	3,292
Total Expenses	1,282,636	146,988	1,701,199
Net Investment Income	3,404,213	677,323	5,577,693

Net Realized Gain (Loss) on:
Investments	9,602,462	1,279,641	(6,698)
Affiliated Investments	(206,599)	—	—
Futures Contracts	9,873,790	—	(2,914,941)
Foreign Currency Translations	2,653,872	—	59,900
Net Realized Gain (Loss)	21,923,525	1,279,641	(2,861,739)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(15,808,044)	(1,395,486)	2,723
Affiliated Investments	34,860	—	—
Futures Contracts	3,913,959	—	12,036,317
Foreign Currency Translations	(689,915)	—	19,587
Net Change in Unrealized Appreciation (Depreciation)	(12,549,140)	(1,395,486)	12,058,627
Net Realized and Unrealized Gain (Loss)	9,374,385	(115,845)	9,196,888
Net Increase in Net Assets Resulting from Operations	$12,778,598	$561,478	$14,774,581

†	See Note 4 in Notes to Financial Statements.
(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	KraneShares Mount Lucas Managed Futures Index Strategy ETF includes the account of the Fund’s Subsidiary, KFA MLM Index Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations/Consolidated Statement of Operations (continued)

For the Year Ended March 31, 2026

	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF	KraneShares California Carbon Allowance Strategy ETF(1)
Investment Income:
Dividend Income	$181,906	$514,941	$—
Dividend from Affiliated Investment	—	—	3,679,080
Interest Income	28,873	25,228	418,820
Less: Foreign Taxes Withheld	(15,652)	(13,899)	—
Total Investment Income	195,127	526,270	4,097,900

Expenses:
Management Fees†	464,461	356,460	885,540
Trustees’ Fees	3,698	3,882	8,194
Insurance Expense	449	438	1,301
Total Expenses	468,608	360,780	895,035
Net Investment Income (Loss)	(273,481)	165,490	3,202,865

Net Realized Gain (Loss) on:
Investments	2,493,198	(1,672,867)	—
Affiliated Investments	—	—	(109,328)
Futures Contracts	—	—	(20,015,628)
Foreign Currency Translations	(49,881)	(9,304)	50
Net Realized Gain (Loss)	2,443,317	(1,682,171)	(20,124,906)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,645,335)	(9,502,958)	—
Affiliated Investments	—	—	(83,521)
Futures Contracts	—	—	9,978,896
Foreign Currency Translations	6,492	211	—
Net Change in Unrealized Appreciation (Depreciation)	(5,638,843)	(9,502,747)	9,895,375
Net Realized and Unrealized Loss	(3,195,526)	(11,184,918)	(10,229,531)
Net Decrease in Net Assets Resulting from Operations	$(3,469,007)	$(11,019,428)	$(7,026,666)

†	See Note 4 in Notes to Financial Statements.
(1)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (continued)

For the Year Ended March 31, 2026

	KraneShares KWEB Covered Call Strategy ETF	KraneShares Hedgeye Hedged Equity Index ETF	KraneShares Artificial Intelligence and Technology ETF
Investment Income:
Dividend Income	$—	$533,270	$259,502
Dividend from Affiliated Investment	6,829,521	—	—
Interest Income	69,829	440	12,233
Less: Foreign Taxes Withheld	—	—	(19,318)
Total Investment Income	6,899,350	533,710	252,417

Expenses:
Management Fees†	275,962	304,591	848,639
Trustees’ Fees	7,939	2,592	5,630
Insurance Expense	1,266	179	268
Total Expenses	285,167	307,362	854,537
Management Fee Waiver†	—	(25,241)	—
Net Expenses	285,167	282,121	854,537
Net Investment Income (Loss)	6,614,183	251,589	(602,120)

Net Realized Gain (Loss) on:
Investments	—	3,702,704	4,117,667
Affiliated Investments	(16,152,749)	—	—
Foreign Currency Translations	(542)	—	(36,020)
Written Options	27,953,030	(2,665,740)	—
Purchased Options	—	4,188,200	—
Net Realized Gain	11,799,739	5,225,164	4,081,647

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(2,607,149)	(11,993,319)
Affiliated Investments	(22,312,644)	—	—
Foreign Currency Translations	—	—	(10,194)
Written Options	471,042	647,328	—
Net Change in Unrealized Appreciation (Depreciation)	(21,841,602)	(1,959,821)	(12,003,513)
Net Realized and Unrealized Gain (Loss)	(10,041,863)	3,265,343	(7,921,866)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,427,680)	$3,516,932	$(8,523,986)

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (continued)

For the Year Ended March 31, 2026

	KraneShares Sustainable Ultra Short Duration Index ETF	KraneShares China Alpha Index ETF	KraneShares Man Buyout Beta Index ETF
Investment Income:
Dividend Income	$—	$346,647	$92,469
Interest Income	8,502,546	1,215	470
Less: Foreign Taxes Withheld	—	(34,665)	(818)
Total Investment Income	8,502,546	313,197	92,121

Expenses:
Management Fees†	566,696	78,132	103,737
Trustees’ Fees	14,182	733	855
Insurance Expense	2,511	127	124
Total Expenses	583,389	78,992	104,716
Management Fee Waiver†	(195,411)	—	—
Net Expenses	387,978	78,992	104,716
Net Investment Income (Loss)	8,114,568	234,205	(12,595)

Net Realized Gain (Loss) on:
Investments	8,611	4,116,909	173,112
Foreign Currency Translations	144	(13,150)	—
Net Realized Gain	8,755	4,103,759	173,112

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(126,030)	365,207	2,060,796
Foreign Currency Translations	8	1	—
Net Change in Unrealized Appreciation (Depreciation)	(126,022)	365,208	2,060,796
Net Realized and Unrealized Gain (Loss)	(117,267)	4,468,967	2,233,908
Net Increase in Net Assets Resulting from Operations	$7,997,301	$4,703,172	$2,221,313

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (continued)

For the Period Ended March 31, 2026

	KraneShares Global Humanoid and Embodied Intelligence Index ETF(1)	KraneShares Dragon Capital Vietnam Growth Index ETF(2)	KraneShares Wahed Alternative Income Index ETF(3)
Investment Income:
Dividend Income	$417,360	$17,379	$—
Interest Income	3,696	1,833	—
Less: Foreign Taxes Withheld	(44,054)	—	—
Total Investment Income	377,002	19,212	—

Expenses:
Management Fees†	470,300	22,993	74,562
Trustees’ Fees	4,003	199	904
Total Expenses	474,303	23,192	75,466
Management Fee Waiver†	(60,294)	—	—
Net Expenses	414,009	23,192	75,466
Net Investment Loss	(37,007)	(3,980)	(75,466)

Net Realized Gain (Loss) on:
Investments	1,450,132	(75,865)	331,398
Foreign Currency Translations	(17,347)	(18,776)	(471)
Written Options	—	—	258,287
Purchased Options	—	—	1,401,631
Net Realized Gain (Loss)	1,432,785	(94,641)	1,990,845

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,410,194	(600,418)	(4,973,970)
Foreign Currency Translations	(6,019)	(467)	—
Written Options	—	—	3,582,401
Net Change in Unrealized Appreciation (Depreciation)	1,404,175	(600,885)	(1,391,569)
Net Realized and Unrealized Gain (Loss)	2,836,960	(695,526)	599,276
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,799,953	$(699,506)	$523,810

†	See Note 4 in Notes to Financial Statements.
(1)	The Fund’s inception date was on June 4, 2025.
(2)	The Fund’s inception date was on December 3, 2025.
(3)	The Fund’s inception date was on November 4, 2025.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (concluded)

For the Period Ended March 31, 2026

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF(1)
Investment Income:
Dividend Income	$3,833
Interest Income	538
Less: Foreign Taxes Withheld	(14)
Total Investment Income	4,357

Expenses:
Management Fees†	4,285
Trustees’ Fees	52
Total Expenses	4,337
Net Investment Income	20

Net Realized Gain (Loss) on:
Investments	(1,386)
Futures Contracts	199
Swap Contracts	2,055
Net Realized Gain	868

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(184,347)
Swap Contracts	32,079
Net Change in Unrealized Appreciation (Depreciation)	(152,268)
Net Realized and Unrealized Loss	(151,400)
Net Decrease in Net Assets Resulting from Operations	$(151,380)

†	See Note 4 in Notes to Financial Statements.
(1)	The Fund’s inception date was on January 6, 2026.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CSI China Internet ETF
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$28,862,364	$70,212,353
Net Realized Gain (Loss)	278,599,263	(796,378,500)
Net Change in Unrealized Appreciation (Depreciation)	(1,781,401,066)	2,291,630,801
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,473,939,439)	1,565,464,654

Distributions:	(488,526,635)	(191,767,210)

Capital Share Transactions:(1)
Issued	2,640,590,378	4,055,934,107
Redeemed	(2,691,774,263)	(2,813,400,801)
Increase (Decrease) in Net Assets from Capital Share Transactions	(51,183,885)	1,242,533,306
Total Increase (Decrease) in Net Assets	(2,013,649,959)	2,616,230,750

Net Assets:
Beginning of Year	8,047,217,081	5,430,986,331
End of Year	$6,033,567,122	$8,047,217,081

Share Transactions:
Issued	70,750,000	121,550,000
Redeemed	(85,050,000)	(97,300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(14,300,000)	24,250,000

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Bosera MSCI China A 50 Connect Index ETF
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$3,923,845	$4,519,146
Net Realized Gain (Loss)	31,619,151	(15,902,012)
Net Change in Unrealized Appreciation (Depreciation)	13,931,345	27,323,863
Net Increase in Net Assets Resulting from Operations	49,474,341	15,940,997

Distributions:	(3,575,347)	(4,042,367)

Capital Share Transactions:(1)
Issued	45,080,301	92,497,035
Redeemed	(109,698,996)	(106,140,603)
Decrease in Net Assets from Capital Share Transactions	(64,618,695)	(13,643,568)
Total Decrease in Net Assets	(18,719,701)	(1,744,938)

Net Assets:
Beginning of Year	189,121,002	190,865,940
End of Year	$170,401,301	$189,121,002

Share Transactions:
Issued	1,600,000	3,750,000
Redeemed	(3,850,000)	(4,650,000)
Net Decrease in Shares Outstanding from Share Transactions	(2,250,000)	(900,000)

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI One Belt One Road Index ETF
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$85,667	$117,894
Net Realized Gain (Loss)	39,960	(15,344)
Net Change in Unrealized Appreciation (Depreciation)	767,355	160,098
Net Increase in Net Assets Resulting from Operations	892,982	262,648

Distributions:	(77,186)	(122,602)

Capital Share Transactions:(1)
Redeemed	—	(1,078,938)
Decrease in Net Assets from Capital Share Transactions	—	(1,078,938)
Total Increase (Decrease) in Net Assets	815,796	(938,892)

Net Assets:
Beginning of Year	3,249,166	4,188,058
End of Year	$4,064,962	$3,249,166

Share Transactions:
Redeemed	—	(50,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(50,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Emerging Markets Consumer Technology Index ETF
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$81,177	$161,332
Net Realized Gain	8,037,406	1,529,634
Net Change in Unrealized Appreciation (Depreciation)	(7,561,845)	1,522,648
Net Increase in Net Assets Resulting from Operations	556,738	3,213,614

Distributions:	(2,012,146)	(109,397)

Capital Share Transactions:(1)
Issued	33,276,003	3,629,383
Redeemed	(4,870,165)	(5,112,835)
Increase (Decrease) in Net Assets from Capital Share Transactions	28,405,838	(1,483,452)
Total Increase in Net Assets	26,950,430	1,620,765

Net Assets:
Beginning of Year	20,197,851	18,577,086
End of Year	$47,148,281	$20,197,851

Share Transactions:
Issued	1,250,000	200,000
Redeemed	(200,000)	(350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,050,000	(150,000)

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI China Clean Technology Index ETF
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$413,240	$780,468
Net Realized Gain (Loss)	3,683,470	(10,490,962)
Net Change in Unrealized Appreciation (Depreciation)	1,402,994	21,600,581
Net Increase in Net Assets Resulting from Operations	5,499,704	11,890,087

Distributions:	(500,467)	(716,873)

Return of Capital	(6,823)	—

Capital Share Transactions:(1)
Issued	9,681,799	1,066,620
Redeemed	(1,457,999)	(20,799,351)
Increase (Decrease) in Net Assets from Capital Share Transactions	8,223,800	(19,732,731)
Total Increase (Decrease) in Net Assets	13,216,214	(8,559,517)

Net Assets:
Beginning of Year	48,392,215	56,951,732
End of Year	$61,608,429	$48,392,215

Share Transactions:
Issued	350,000	50,000
Redeemed	(50,000)	(950,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	300,000	(900,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Electric Vehicles and Future Mobility Index ETF
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$113,588	$614,600
Net Realized Gain (Loss)	2,681,601	(30,506,039)
Net Change in Unrealized Appreciation (Depreciation)	25,770,055	24,465,431
Net Increase (Decrease) in Net Assets Resulting from Operations	28,565,244	(5,426,008)

Distributions:	(145,213)	(530,712)

Capital Share Transactions:(1)
Issued	17,716,940	15,797
Redeemed	(36,014,208)	(36,017,741)
Decrease in Net Assets from Capital Share Transactions	(18,297,268)	(36,001,944)
Total Increase (Decrease) in Net Assets	10,122,763	(41,958,664)

Net Assets:
Beginning of Year	63,659,698	105,618,362
End of Year	$73,782,461	$63,659,698

Share Transactions:
Issued	700,000	—
Redeemed	(1,350,000)	(1,700,000)
Net Decrease in Shares Outstanding from Share Transactions	(650,000)	(1,700,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China Health Care Index ETF
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$441,041	$480,621
Net Realized Gain (Loss)	7,170,230	(14,736,894)
Net Change in Unrealized Appreciation (Depreciation)	4,448,185	18,938,932
Net Increase in Net Assets Resulting from Operations	12,059,456	4,682,659

Distributions:	(3,216,102)	(477,397)

Capital Share Transactions:(1)
Issued	27,871,104	63,358,581
Redeemed	(42,895,248)	(27,769,025)
Increase (Decrease) in Net Assets from Capital Share Transactions	(15,024,144)	35,589,556
Total Increase (Decrease) in Net Assets	(6,180,790)	39,794,818

Net Assets:
Beginning of Year	86,599,232	46,804,414
End of Year	$80,418,442	$86,599,232

Share Transactions:
Issued	1,450,000	4,200,000
Redeemed	(2,250,000)	(1,850,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(800,000)	2,350,000

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Asia Pacific High Income USD Bond ETF
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$1,787,170	$2,056,929
Net Realized Gain (Loss)	214,389	(849,689)
Net Change in Unrealized Appreciation (Depreciation)	(506,844)	65,541
Net Increase in Net Assets Resulting from Operations	1,494,715	1,272,781

Distributions:	(1,588,089)	(1,826,852)

Return of Capital	(140,410)	—

Capital Share Transactions:(1)
Issued	1,208	12,269,728
Redeemed	(9,665,899)	(1,226,480)
Increase (Decrease) in Net Assets from Capital Share Transactions	(9,664,691)	11,043,248
Total Increase (Decrease) in Net Assets	(9,898,475)	10,489,177

Net Assets:
Beginning of Year	25,273,651	14,784,474
End of Year	$15,375,176	$25,273,651

Share Transactions:
Issued	—	500,000
Redeemed	(400,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(400,000)	450,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI Emerging Markets ex China Index ETF
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$1,720,575	$1,941,479
Net Realized Gain (Loss)	3,631,361	(373,603)
Net Change in Unrealized Appreciation (Depreciation)	15,962,348	(2,638,146)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,314,284	(1,070,270)

Distributions:	(2,310,750)	(2,347,147)

Capital Share Transactions:(1)
Issued	29,767,355	21,468
Redeemed	(11,997,974)	(11,360,541)
Increase (Decrease) in Net Assets from Capital Share Transactions	17,769,381	(11,339,073)
Total Increase (Decrease) in Net Assets	36,772,915	(14,756,490)

Net Assets:
Beginning of Year	63,995,861	78,752,351
End of Year	$100,768,776	$63,995,861

Share Transactions:
Issued	700,000	—
Redeemed	(400,000)	(400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	300,000	(400,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (continued)

	KraneShares Global Carbon Strategy ETF(1)
	Year Ended March 31, 2026	Year Ended March 31, 2025(2)
Operations:
Net Investment Income	$3,404,213	$7,866,259
Net Realized Gain (Loss)	21,923,525	(33,566,576)
Net Change in Unrealized Appreciation (Depreciation)	(12,549,140)	24,703,435
Net Increase (Decrease) in Net Assets Resulting from Operations	12,778,598	(996,882)

Distributions:	(4,544,120)	(14,365,041)

Capital Share Transactions:(3)
Issued	63,908,943	13,202,762
Redeemed	(112,319,654)	(129,641,611)
Decrease in Net Assets from Capital Share Transactions	(48,410,711)	(116,438,849)
Total Decrease in Net Assets	(40,176,233)	(131,800,772)

Net Assets:
Beginning of Year	171,848,594	303,649,366
End of Year	$131,672,361	$171,848,594

Share Transactions:
Issued	1,800,000	400,000
Redeemed	(3,450,000)	(4,150,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,650,000)	(3,750,000)

(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	The Net Investment Income, Net Realized Gain (Loss), Net Increase (Decrease) in Net Assets Resulting from Operations, Capital Share Transactions: Redeemed, Decrease in Net Assets from Capital Share Transactions, Total Decrease in Net Assets, and Net Assets Beginning of Year and End of Year have been revised. See Note 12 in the Consolidated Notes to Financial Statements.
(3)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Value Line® Dynamic Dividend Equity Index ETF
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$677,323	$671,194
Net Realized Gain	1,279,641	3,409,991
Net Change in Unrealized Appreciation (Depreciation)	(1,395,486)	(491,116)
Net Increase in Net Assets Resulting from Operations	561,478	3,590,069

Distributions:	(2,388,151)	(2,577,604)

Capital Share Transactions:(1)
Issued	27,447,625	1,287,470
Redeemed	(19,274,686)	(5,191,532)
Increase (Decrease) in Net Assets from Capital Share Transactions	8,172,939	(3,904,062)
Total Increase (Decrease) in Net Assets	6,346,266	(2,891,597)

Net Assets:
Beginning of Year	28,483,315	31,374,912
End of Year	$34,829,581	$28,483,315

Share Transactions:
Issued	1,100,000	50,000
Redeemed	(850,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	250,000	(150,000)

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (continued)

	KraneShares Mount Lucas Managed Futures Index Strategy ETF(1)
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$5,577,693	$12,384,010
Net Realized Loss	(2,861,739)	(40,525,675)
Net Change in Unrealized Appreciation (Depreciation)	12,058,627	501,737
Net Increase (Decrease) in Net Assets Resulting from Operations	14,774,581	(27,639,928)

Distributions:	(8,537,646)	(2,749,827)

Capital Share Transactions:(2)
Issued	90,220,805	153,157,589
Redeemed	(45,177,473)	(166,128,710)
Increase (Decrease) in Net Assets from Capital Share Transactions	45,043,332	(12,971,121)
Total Increase (Decrease) in Net Assets	51,280,267	(43,360,876)

Net Assets:
Beginning of Year	221,264,948	264,625,824
End of Year	$272,545,215	$221,264,948

Share Transactions:
Issued	3,300,000	5,250,000
Redeemed	(1,700,000)	(6,000,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,600,000	(750,000)

(1)	KraneShares Mount Lucas Managed Futures Index Strategy ETF includes the account of the Fund’s Subsidiary, KFA MLM Index Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares SSE STAR Market 50 Index ETF
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Loss	$(273,481)	$(90,884)
Net Realized Gain (Loss)	2,443,317	(5,504,439)
Net Change in Unrealized Appreciation (Depreciation)	(5,638,843)	10,942,743
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,469,007)	5,347,420

Capital Share Transactions:(1)
Issued	131,224,768	16,597,675
Redeemed	(82,621,890)	(10,531,651)
Increase in Net Assets from Capital Share Transactions	48,602,878	6,066,024
Total Increase in Net Assets	45,133,871	11,413,444

Net Assets:
Beginning of Year	35,947,595	24,534,151
End of Year	$81,081,466	$35,947,595

Share Transactions:
Issued	6,350,000	1,150,000
Redeemed	(4,400,000)	(800,000)
Net Increase in Shares Outstanding from Share Transactions	1,950,000	350,000

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Hang Seng TECH Index ETF
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$165,490	$12,160
Net Realized Gain (Loss)	(1,682,171)	187,348
Net Change in Unrealized Appreciation (Depreciation)	(9,502,747)	1,092,852
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,019,428)	1,292,360

Distributions:	(1,891,542)	(32,395)

Capital Share Transactions:(1)
Issued	24,052,688	41,519,600
Redeemed	(6,491,047)	(2,088,587)
Increase in Net Assets from Capital Share Transactions	17,561,641	39,431,013
Total Increase in Net Assets	4,650,671	40,690,978

Net Assets:
Beginning of Year	46,081,718	5,390,740
End of Year	$50,732,389	$46,081,718

Share Transactions:
Issued	1,400,000	2,500,000
Redeemed	(450,000)	(150,000)
Net Increase in Shares Outstanding from Share Transactions	950,000	2,350,000

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (continued)

	KraneShares California Carbon Allowance Strategy ETF(1)
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$3,202,865	$7,158,564
Net Realized Loss	(20,124,906)	(49,913,229)
Net Change in Unrealized Appreciation (Depreciation)	9,895,375	(6,793,268)
Net Decrease in Net Assets Resulting from Operations	(7,026,666)	(49,547,933)

Distributions:	(3,358,310)	(49,060,171)

Capital Share Transactions:(2)
Issued	38,239,317	64,593,052
Redeemed	(31,389,379)	(118,168,197)
Increase (Decrease) in Net Assets from Capital Share Transactions	6,849,938	(53,575,145)
Total Decrease in Net Assets	(3,535,038)	(152,183,249)

Net Assets:
Beginning of Year	109,082,163	261,265,412
End of Year	$105,547,125	$109,082,163

Share Transactions:
Issued	2,450,000	3,075,000
Redeemed	(1,850,000)	(5,675,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	600,000	(2,600,000)

(1)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares KWEB Covered Call Strategy ETF
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$6,614,183	$3,897,717
Net Realized Gain	11,799,739	7,060,066
Net Change in Unrealized Appreciation (Depreciation)	(21,841,602)	(1,106,061)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,427,680)	9,851,722

Distributions:	(27,033,415)	(22,213,508)

Return of Capital	—	(34,762,537)

Capital Share Transactions:(1)
Issued	45,440,873	55,263,809
Redeemed	(8,245,434)	(67,171,782)
Increase (Decrease) in Net Assets from Capital Share Transactions	37,195,439	(11,907,973)
Total Increase (Decrease) in Net Assets	6,734,344	(59,032,296)

Net Assets:
Beginning of Year	104,568,776	163,601,072
End of Year	$111,303,120	$104,568,776

Share Transactions:
Issued	1,425,000	1,316,667
Redeemed	(275,000)	(1,883,359)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,150,000	(566,692)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Hedgeye Hedged Equity Index ETF
	Year Ended March 31, 2026	Period Ended March 31, 2025(1)
Operations:
Net Investment Income	$251,589	$37,193
Net Realized Gain	5,225,164	429,689
Net Change in Unrealized Appreciation (Depreciation)	(1,959,821)	(531,878)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,516,932	(64,996)

Distributions:	(3,282,555)	(100,635)

Capital Share Transactions:(2)
Issued	116,064,772	21,648,946
Redeemed	(53,482,027)	(7,515,546)
Increase in Net Assets from Capital Share Transactions	62,582,745	14,133,400
Total Increase in Net Assets	62,817,122	13,967,769

Net Assets:
Beginning of Year	13,967,769	—
End of Year	$76,784,891	$13,967,769

Share Transactions:
Issued	4,150,000	850,002
Redeemed	(1,900,000)	(300,000)
Net Increase in Shares Outstanding from Share Transactions	2,250,000	550,002

(1)	The Fund’s inception date was on July 15, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Artificial Intelligence and Technology ETF
	Year Ended March 31, 2026	Period Ended March 31, 2025(1)
Operations:
Net Investment Loss	$(602,120)	$(47,062)
Net Realized Gain	4,081,647	23,430
Net Change in Unrealized Appreciation (Depreciation)	(12,003,513)	(3,007,008)
Net Decrease in Net Assets Resulting from Operations	(8,523,986)	(3,030,640)

Distributions:	(1,203,560)	(32,953)

Capital Share Transactions:(2)
Issued	215,502,241	25,204,541
Redeemed	(56,442,347)	—
Increase in Net Assets from Capital Share Transactions	159,059,894	25,204,541
Total Increase in Net Assets	149,332,348	22,140,948

Net Assets:
Beginning of Year	22,140,948	—
End of Year	$171,473,296	$22,140,948

Share Transactions:
Issued	6,100,000	900,002
Redeemed	(1,700,000)	—
Net Increase in Shares Outstanding from Share Transactions	4,400,000	900,002

(1)	The Fund’s inception date was on July 17, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Sustainable Ultra Short Duration Index ETF
	Year Ended March 31, 2026	Period Ended March 31, 2025(1)
Operations:
Net Investment Income	$8,114,568	$7,532,058
Net Realized Gain (Loss)	8,755	(2,974)
Net Change in Unrealized Appreciation (Depreciation)	(126,022)	(50,195)
Net Increase in Net Assets Resulting from Operations	7,997,301	7,478,889

Distributions:	(8,059,228)	(7,438,872)

Capital Share Transactions:(2)
Issued	56,498,433	300,806,989
Redeemed	(92,826,075)	(90,440,443)
Increase (Decrease) in Net Assets from Capital Share Transactions	(36,327,642)	210,366,546
Total Increase (Decrease) in Net Assets	(36,389,569)	210,406,563

Net Assets:
Beginning of Year	210,406,563	—
End of Year	$174,016,994	$210,406,563

Share Transactions:
Issued	2,250,000	12,000,002
Redeemed	(3,700,000)	(3,600,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,450,000)	8,400,002

(1)	The Fund’s inception date was on July 25, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares China Alpha Index ETF
	Year Ended March 31, 2026	Period Ended March 31, 2025(1)
Operations:
Net Investment Income	$234,205	$66,542
Net Realized Gain	4,103,759	149,095
Net Change in Unrealized Appreciation (Depreciation)	365,208	611,775
Net Increase in Net Assets Resulting from Operations	4,703,172	827,412

Distributions:	(2,699,325)	(237,089)

Capital Share Transactions:(2)
Issued	3,256,152	10,268,357
Redeemed	(5,104,642)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,848,490)	10,268,357
Total Increase in Net Assets	155,357	10,858,680

Net Assets:
Beginning of Year	10,858,680	—
End of Year	$11,014,037	$10,858,680

Share Transactions:
Issued	100,000	400,002
Redeemed	(150,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	400,002

(1)	The Fund’s inception date was on August 27, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Man Buyout Beta Index ETF
	Year Ended March 31, 2026	Period Ended March 31, 2025(1)
Operations:
Net Investment Income (Loss)	$(12,595)	$779
Net Realized Gain (Loss)	173,112	(138,575)
Net Change in Unrealized Appreciation (Depreciation)	2,060,796	(985,717)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,221,313	(1,123,513)

Distributions:	(1,548)	(4,815)

Capital Share Transactions:(2)
Issued	—	11,345,281
Increase in Net Assets from Capital Share Transactions	—	11,345,281
Total Increase in Net Assets	2,219,765	10,216,953

Net Assets:
Beginning of Year	10,216,953	—
End of Year	$12,436,718	$10,216,953

Share Transactions:
Issued	—	450,002
Net Increase in Shares Outstanding from Share Transactions	—	450,002

(1)	The Fund’s inception date was on October 7, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (continued)

KraneShares Global Humanoid and Embodied Intelligence Index ETF
Period Ended March 31, 2026(1)
Operations:
Net Investment Loss	$(37,007)
Net Realized Gain	1,432,785
Net Change in Unrealized Appreciation (Depreciation)	1,404,175
Net Increase in Net Assets Resulting from Operations	2,799,953

Distributions:	(787,808)

Capital Share Transactions:(2)
Issued	117,151,256
Increase in Net Assets from Capital Share Transactions	117,151,256
Total Increase in Net Assets	119,163,401

Net Assets:
Beginning of Period	—
End of Period	$119,163,401

Share Transactions:
Issued	3,900,002
Net Increase in Shares Outstanding from Share Transactions	3,900,002

(1)	The Fund’s inception date was on June 4, 2025.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (continued)

KraneShares Dragon Capital Vietnam Growth Index ETF
Period Ended March 31, 2026(1)
Operations:
Net Investment Loss	$(3,980)
Net Realized Loss	(94,641)
Net Change in Unrealized Appreciation (Depreciation)	(600,885)
Net Decrease in Net Assets Resulting from Operations	(699,506)

Distributions:	(7,062)

Capital Share Transactions:(2)
Issued	13,717,184
Increase in Net Assets from Capital Share Transactions	13,717,184
Total Increase in Net Assets	13,010,616

Net Assets:
Beginning of Period	—
End of Period	$13,010,616

Share Transactions:
Issued	550,002
Net Increase in Shares Outstanding from Share Transactions	550,002

(1)	The Fund’s inception date was on December 3, 2025.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (continued)

KraneShares Wahed Alternative Income Index ETF
Period Ended March 31, 2026(1)
Operations:
Net Investment Loss	$(75,466)
Net Realized Gain	1,990,845
Net Change in Unrealized Appreciation (Depreciation)	(1,391,569)
Net Increase in Net Assets Resulting from Operations	523,810

Capital Share Transactions:(2)
Issued	84,363,343
Redeemed	(39,111,730)
Increase in Net Assets from Capital Share Transactions	45,251,613
Total Increase in Net Assets	45,775,423

Net Assets:
Beginning of Period	—
End of Period	$45,775,423

Share Transactions:
Issued	3,350,002
Redeemed	(1,550,000)
Net Increase in Shares Outstanding from Share Transactions	1,800,002

(1)	The Fund’s inception date was on November 4, 2025.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (concluded)

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF
Period Ended March 31, 2026(1)
Operations:
Net Investment Income	$20
Net Realized Gain	868
Net Change in Unrealized Appreciation (Depreciation)	(152,268)
Net Decrease in Net Assets Resulting from Operations	(151,380)

Distributions:	(32,966)

Return of Capital	(25,534)

Capital Share Transactions:(2)
Issued	2,500,050
Increase in Net Assets from Capital Share Transactions	2,500,050
Total Increase in Net Assets	2,290,170

Net Assets:
Beginning of Period	—
End of Period	$2,290,170

Share Transactions:
Issued	100,002
Net Increase in Shares Outstanding from Share Transactions	100,002

(1)	The Fund’s inception date was on January 6, 2026.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For the Years Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares CSI China Internet ETF
2026	34.84	0.13	(5.03)	(4.90)	(2.10)	—	—
2025	26.27	0.36	9.23	9.59	(1.02)	—	—
2024	31.25	0.06	(4.58)	(4.52)	(0.46)	—	—
2023	29.52	0.18	1.55	1.73	—	—	—
2022	75.59	(0.05)	(43.44)	(43.49)	—	(2.58)	—
KraneShares Bosera MSCI China A 50 Connect Index ETF
2026	23.64	0.54	5.94	6.48	(0.48)	—	—
2025	21.45	0.57	2.13	2.70	(0.51)	—	—
2024	26.09	0.51	(4.67)	(4.16)	(0.48)	—	—
2023	37.05	0.57	(5.28)	(4.71)	(0.54)	(5.71)	—
2022	43.97	0.43	(3.41)	(2.98)	(0.49)	(3.45)	—
KraneShares MSCI One Belt One Road Index ETF
2026	21.66	0.57	5.38	5.95	(0.51)	—	—
2025	20.94	0.74	0.80	1.54	(0.82)	—	—
2024	22.43	0.59	(1.39)	(0.80)	(0.69)	—	—
2023	27.63	0.73	(4.85)	(4.12)	(1.08)	—	—
2022	28.85	0.95	(1.18)	(0.23)	(0.99)	—	—
KraneShares Emerging Markets Consumer Technology Index ETF
2026	18.36	0.06	4.81	4.87	(1.30)	—	—
2025	14.86	0.16	3.46	3.62	(0.12)	—	—
2024	15.28	0.03	(0.41)	(0.38)	(0.04)	—	—
2023	18.04	0.10	(2.86)	(2.76)	—	—	—
2022	32.06	(0.05)	(13.90)	(13.95)	(0.01)	(0.06)	—
KraneShares MSCI China Clean Technology Index ETF
2026	25.47	0.19	2.57	2.76	(0.23)	—	—(3)
2025	20.34	0.33	5.13	5.46	(0.33)	—	—
2024	28.54	0.18	(8.21)	(8.03)	(0.17)	—	—
2023	36.71	0.12	(7.75)	(7.63)	(0.10)	(0.44)	—
2022	40.34	0.21	(3.65)	(3.44)	(0.19)	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	The expense ratios include $373,393, $857,238, $600,758, $301,354, and $337,352, respectively, in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.69%, 0.69%, 0.70%, 0.69%, and 0.68%, respectively.
(2)	The expense ratios include $775, $336, $927 and $6,087, respectively, in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.49%, 0.55%, 0.59%, and 0.58%, respectively.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Year ($)	Total Return (%)**	Net Assets, End of Year ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

(2.10)	27.84	(15.27)	6,033,567	0.69(1)	0.69	0.37	45
(1.02)	34.84	37.13	8,047,217	0.70(1)	0.70	1.17	54
(0.46)	26.27	(14.48)	5,430,986	0.70(1)	0.70	0.24	32
—	31.25	5.86	6,111,669	0.69(1)	0.69	0.61	60
(2.58)	29.52	(57.99)	6,239,534	0.69(1)	0.69	(0.12)	60

(0.48)	29.64	27.37	170,401	0.56	0.79	1.93	55
(0.51)	23.64	12.61	189,121	0.56	0.79	2.47	77
(0.48)	21.45	(15.78)	190,866	0.56	0.79	2.23	38
(6.25)	26.09	(12.63)	470,873	0.55	0.78	1.83	68
(3.94)	37.05	(7.96)	559,393	0.59	0.79	0.97	89

(0.51)	27.10	27.53	4,065	0.79	0.79	2.26	29
(0.82)	21.66	7.37	3,249	0.79	0.79	3.36	19
(0.69)	20.94	(3.41)	4,188	0.79	0.79	2.77	27
(1.08)	22.43	(14.98)	4,485	0.79	0.79	2.96	34
(0.99)	27.63	(1.11)	8,290	0.78	0.78	3.12	36

(1.30)	21.93	25.77	47,148	0.49(2)	0.79	0.23	72
(0.12)	18.36	24.41	20,198	0.55(2)	0.80	0.97	63
(0.04)	14.86	(2.47)	18,577	0.60(2)	0.80	0.21	135
—	15.28	(15.30)	30,562	0.60(2)	0.80	0.66	87
(0.07)	18.04	(43.57)	55,935	0.59	0.79	(0.17)	97

(0.23)	28.00	10.87	61,608	0.79	0.79	0.70	35
(0.33)	25.47	27.07	48,392	0.79	0.79	1.50	36
(0.17)	20.34	(28.17)	56,952	0.79	0.79	0.72	65
(0.54)	28.54	(20.71)	95,611	0.79	0.79	0.38	49
(0.19)	36.71	(8.61)	146,859	0.78	0.78	0.48	62

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Years Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares Electric Vehicles and Future Mobility Index ETF
2026	21.22	0.04	10.20	10.24	(0.06)	—	—
2025	22.47	0.16	(1.25)	(1.09)	(0.16)	—	—
2024	30.60	0.21	(8.11)	(7.90)	(0.23)	—	—
2023	39.57	0.33	(8.98)	(8.65)	(0.32)	—	—
2022	42.25	0.08	0.39(2)	0.47	(0.52)	(2.63)	—
KraneShares MSCI All China Health Care Index ETF
2026	15.60	0.09	1.95	2.04	(0.71)	—	—
2025	14.63	0.15	1.00	1.15	(0.18)	—	—
2024	20.77	0.13	(6.16)	(6.03)	(0.11)	—	—
2023	23.79	0.07	(3.08)	(3.01)	(0.01)	—	—
2022	38.30	(0.02)	(10.44)	(10.46)	—	(4.05)	—
KraneShares Asia Pacific High Income USD Bond ETF
2026	24.07	1.98	(0.49)	1.49	(1.75)	—	(0.16)
2025	24.64	2.84	(0.95)	1.89	(2.46)	—	—
2024	26.73	2.99	(1.39)	1.60	(3.69)	—	—
2023	29.48	2.23	(2.44)	(0.21)	(2.54)	—	—
2022	39.14	1.78	(9.26)	(7.48)	(1.88)	—	(0.30)
KraneShares MSCI Emerging Markets ex China Index ETF
2026	27.82	0.84	11.32	12.16	(1.22)	—	—
2025	29.17	0.78	(1.19)	(0.41)	(0.94)	—	—
2024	25.09	0.79	3.86	4.65	(0.57)	—	—
2023	29.73	0.91	(4.56)	(3.65)	(0.99)	—	—
2022	30.99	0.79	(0.56)	0.23	(0.73)	(0.76)	—
KraneShares Global Carbon Strategy ETF(4)
2026	28.23	0.66	1.37	2.03	(0.67)	—	—
2025(5)	30.83	0.95	(1.53)	(0.58)	(2.08)	—	—
2024(6)	39.70	1.01	(7.11)	(6.10)	(2.77)	—	—
2023	46.53	(0.06)	1.59	1.53	(8.36)	—	—
2022	28.39	(0.38)	18.77	18.39	(0.25)	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	The expense ratio includes $4,725, $22,696, $42,152 and $67,245, respectively, in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.70%, 0.69%, 0.68% and 0.69%, respectively.
(2)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3)	The expense ratio includes $210, $941, $541 and $1,908, respectively in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.65%, 0.65%, 0.65% and 0.64%, respectively.
(4)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Year ($)	Total Return (%)**	Net Assets, End of Year ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

(0.06)	31.40	48.24	73,782	0.69(1)	0.69	0.16	69
(0.16)	21.22	(4.86)	63,660	0.72(1)	0.72	0.77	39
(0.23)	22.47	(25.91)	105,618	0.72(1)	0.72	0.78	42
(0.32)	30.60	(21.78)	185,106	0.72(1)	0.72	0.99	69
(3.15)	39.57	0.04	296,761	0.70	0.70	0.17	114

(0.71)	16.93	12.90	80,418	0.65(3)	0.79	0.48	73
(0.18)	15.60	7.98	86,599	0.65(3)	0.79	1.02	77
(0.11)	14.63	(29.10)	46,804	0.65(3)	0.79	0.74	17
(0.01)	20.77	(12.65)	94,492	0.65(3)	0.79	0.35	32
(4.05)	23.79	(28.88)	136,811	0.65	0.79	(0.04)	44

(1.91)	23.65	6.30	15,375	0.69	0.69	8.17	198
(2.46)	24.07	7.93	25,274	0.69	0.69	11.52	158
(3.69)	24.64	6.81	14,784	0.69	0.69	11.77	121
(2.54)	26.73	(0.44)	20,045	0.69	0.69	8.19	119
(2.18)	29.48	(19.73)	26,535	0.68	0.68	5.33	150

(1.22)	38.76	43.97	100,769	0.24	0.59	2.38	27
(0.94)	27.82	(1.51)	63,996	0.24	0.59	2.62	3
(0.57)	29.17	18.67	78,752	0.24	0.59	2.95	6
(0.99)	25.09	(12.12)	30,112	0.24	0.59	3.55	50
(1.49)	29.73	0.57	32,699	0.23	0.58	2.52	23

(0.67)	29.59	6.82	131,672	0.79	0.79	2.09	50
(2.08)	28.17	(1.62)	171,849	0.79	0.79	3.01	45
(2.77)	30.83	(16.19)	303,649	0.79	0.79	2.77	—
(8.36)	39.70	4.43	635,278	0.79	0.79	(0.13)	—
(0.25)	46.53	64.71	1,363,252	0.87	0.87	(0.86)	—

(5)	The consolidated financial highlights for the year ended March 31, 2025 have been revised due to the immaterial prior-period error disclosed in Note 12. The previously reported amounts were Net Asset Value: Beginning of Year of $30.84, Net Investment Income (Loss) of $0.96, Net Realized and Unrealized Gain (Loss) on Investments of $(1.49), Total from Operations of $(0.53), Net Asset Value: End of Year of $28.23, Total Return of (1.46)%, Net Assets, End of Year $172,178, and Ratio of Net Investment Income (Loss) to Average Net Assets of 3.03%. Other amounts have not changed.
(6)	The consolidated financial highlights for the year ended March 31, 2024 have been revised due to the immaterial prior-period error disclosed in Note 12. The previously reported amounts were Net Realized and Unrealized Gain (Loss) on Investments of $(7.10), Total from Operations of $(6.09), Net Asset Value: End of Year of $30.84, Total Return of (16.16)%, Net Assets, End of Year of $303,813, and Ratio of Net Investment Income (Loss) to Average Net Assets of 2.78%. Other amounts have not changed.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares Value Line® Dynamic Dividend Equity Index ETF
2026	24.77	0.68	1.67	2.35	(0.56)	(1.68)	—
2025	24.13	0.54	2.24	2.78	(0.54)	(1.60)	—
2024	22.27	0.60	2.11	2.71	(0.63)	(0.22)	—
2023	23.53	0.56	(0.59)	(0.03)	(0.55)	(0.68)	—
2022	23.01	0.48	2.45	2.93	(0.58)	(1.83)	—
KraneShares Mount Lucas Managed Futures Index Strategy ETF(1)
2026	27.32	0.79	1.29	2.08	(1.30)	—	—
2025	29.90	1.10	(3.45)	(2.35)	(0.23)	—	—
2024	29.60	1.26	(0.96)	0.30	—	—	—
2023	31.51	0.54	1.59	2.13	(1.56)	(2.48)	—
2022	27.55	(0.18)	5.98	5.80	(1.77)	(0.07)	—
KraneShares SSE STAR Market 50 Index ETF
2026	13.83	(0.09)	4.08	3.99	—	—	—
2025	10.90	(0.04)	2.97	2.93	—	—	—
2024	16.89	(0.01)	(5.98)	(5.99)	—	—	—
2023	18.76	(0.07)	(1.80)	(1.87)	—	—	—
2022	21.06	(0.14)	(2.16)	(2.30)	—	—	—
KraneShares Hang Seng TECH Index ETF
2026	16.17	0.05	(2.34)	(2.29)	(0.53)	—	—
2025	10.78	0.01	5.42	5.43	(0.04)	—	—
2024	13.30	—	(2.43)	(2.43)	(0.09)	—	—
2023	13.93	0.05	(0.66)	(0.61)	(0.02)	—	—
2022(2)	25.00	0.01	(11.08)	(11.07)	—	—	—
KraneShares California Carbon Allowance Strategy ETF(3)
2026	16.72	0.45	(1.88)	(1.43)	(0.48)	—	—
2025	28.63	0.82	(6.73)	(5.91)	(6.00)	—	—
2024	23.95	1.00	4.62	5.62	(0.94)	—	—
2023	25.77	0.26	(2.02)	(1.76)	(0.06)	—	—
2022(4)	25.00	(0.11)	0.88	0.77	—	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	KraneShares Mount Lucas Managed Futures Index Strategy ETF includes the account of the Fund’s Subsidiary, KFA MLM Index Subsidiary, Ltd.
(2)	The Fund’s inception date was on June 8, 2021.
(3)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.
(4)	The Fund’s inception date was on October 4, 2021.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Year ($)	Total Return (%)**	Net Assets, End of Year ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

(2.24)	24.88	9.31	34,830	0.56	0.56	2.57	112
(2.14)	24.77	11.31	28,483	0.56	0.56	2.13	80
(0.85)	24.13	12.45	31,375	0.56	0.56	2.69	200
(1.23)	22.27	0.19	31,174	0.56	0.56	2.53	155
(2.41)	23.53	12.62	30,583	0.55	0.55	1.99	164

(1.30)	28.10	8.02	272,545	0.90	0.90	2.95	—
(0.23)	27.32	(7.88)	221,265	0.90	0.90	3.82	—
—	29.90	1.01	264,626	0.90	0.90	4.14	—
(4.04)	29.60	6.21	278,274	0.90	0.90	1.61	251
(1.84)	31.51	22.21	45,697	0.89	0.89	(0.63)	15

—	17.82	28.85	81,081	0.89	0.89	(0.52)	188
—	13.83	26.88	35,948	0.89	0.89	(0.30)	57
—	10.90	(35.46)	24,534	0.89	0.89	(0.04)	32
—	16.89	(9.97)	48,130	0.89	0.89	(0.44)	43
—	18.76	(10.92)	65,674	0.88	0.88	(0.57)	78

(0.53)	13.35	(14.71)	50,732	0.69	0.69	0.32	71
(0.04)	16.17	50.40	46,082	0.69	0.69	0.10	86
(0.09)	10.78	(18.29)	5,391	0.69	0.69	0.02	55
(0.02)	13.30	(4.37)	7,315	0.69	0.69	0.42	126
—	13.93	(44.28)	5,570	0.68†	0.68†	0.09†	60††

(0.48)	14.81	(8.84)	105,547	0.79	0.79	2.82	42
(6.00)	16.72	(24.92)	109,082	0.79	0.79	3.71	74
(0.94)	28.63	23.47	261,265	0.79	0.79	3.57	—
(0.06)	23.95	(6.83)	229,310	0.79	0.79	1.11	—
—	25.77	3.08	139,149	0.91†	0.91†	(0.91)†	—††

The accompanying notes are an integral part of the financial statements.

Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year/Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares KWEB Covered Call Strategy ETF
2026	32.85	1.86	(1.82)	0.04	(7.20)	—	—
2025(1)(2)	43.62	0.99	2.44	3.43	(5.54)	—	(8.66)
2024(2)	63.78	1.14	5.52	6.66	(14.76)	—	(12.06)
2023(2)(3)	75.00	(0.03)	(2.73)	(2.76)	(6.27)	—	(2.19)
KraneShares Hedgeye Hedged Equity Index ETF
2026	25.40	0.18	3.61	3.79	(0.08)	(1.69)	—
2025(4)	25.00	0.11	0.62	0.73	(0.05)	(0.28)	—
KraneShares Artificial Intelligence and Technology ETF
2026.	24.60	(0.24)	8.43	8.19	—	(0.44)	—
2025(5)	25.00	(0.13)	(0.16)	(0.29)	—	(0.11)	—
KraneShares Sustainable Ultra Short Duration Index ETF
2026	25.05	1.04	(0.02)	1.02	(1.03)	—	—
2025(6)	25.00	0.83	0.02	0.85	(0.80)	—	—
KraneShares China Alpha Index ETF
2026	27.15	0.75	14.37	15.12	(1.17)	(9.63)	—
2025(7)	25.00	0.19	2.55	2.74	(0.19)	(0.40)	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	Effective January 27, 2025, the KraneShares China Internet and Covered Call Strategy ETF was renamed the KraneShares KWEB Covered Call Strategy ETF.
(2)	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on January 1, 2025 (See Note 9 in the Notes to Financial Statements).
(3)	The Fund’s inception date was on January 11, 2023.
(4)	The Fund’s inception date was on July 15, 2024.
(5)	The Fund’s inception date was on July 17, 2024.
(6)	The Fund’s inception date was on July 25, 2024.
(7)	The Fund’s inception date was on August 27, 2024.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Year/Period ($)	Total Return (%)**	Net Assets, End of Year/Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

(7.20)	25.69	(0.27)	111,303	0.26‡	0.26‡	5.99	397
(14.20)	32.85	10.51	104,569	0.26‡	0.26‡	2.65	424
(26.82)	43.62	14.27	163,601	0.26‡	0.26‡	2.30	347
(8.46)	63.78	(3.56)	5,314	0.26†‡	0.26†‡	(0.14)†	—††

(1.77)	27.42	14.92	76,785	0.72	0.79	0.64	30
(0.33)	25.40	2.91	13,968	0.69†	0.79†	0.62†	2††

(0.44)	32.35	33.06	171,473	1.00	1.00	(0.70)	70
(0.11)	24.60	(1.24)	22,141	0.99†	0.99†	(0.64)†	49††

(1.03)	25.04	4.16	174,017	0.20	0.30	4.15	—
(0.80)	25.05	3.43	210,407	0.20†	0.30†	4.82†	—††

(10.80)	31.47	57.43	11,014	0.79	0.79	2.34	174
(0.59)	27.15	11.02	10,859	0.79†	0.79†	1.17†	149††

The accompanying notes are an integral part of the financial statements.

Financial Highlights (concluded)

Selected Per Share Data & Ratios

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Loss ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares Man Buyout Beta Index ETF
2026	22.70	(0.03)	4.97	4.94	—	—	—
2025(1)	25.00	—	(2.29)	(2.29)	—	(0.01)	—
KraneShares Global Humanoid and Embodied Intelligence Index ETF
2026(2)	25.00	(0.02)	5.84	5.82	(0.01)	(0.26)	—
KraneShares Dragon Capital Vietnam Growth Index ETF
2026(3)	25.00	—	(1.31)	(1.31)	(0.03)	—	—
KraneShares Wahed Alternative Income Index ETF
2026(4)	25.00	(0.05)	0.48	0.43	—	—	—
KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF
2026(5)	25.00	—	(1.52)	(1.52)	(0.33)	—	(0.25)

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	The Fund’s inception date was on October 7, 2024.
(2)	The Fund’s inception date was on June 4, 2025.
(3)	The Fund’s inception date was on December 3, 2025.
(4)	The Fund’s inception date was on November 4, 2025.
(5)	The Fund’s inception date was on January 6, 2026.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

—	27.64	21.78	12,437	0.89	0.89	(0.11)	76
(0.01)	22.70	(9.16)	10,217	0.89†	0.89†	0.01†	27††

(0.27)	30.55	23.27	119,163	0.69†	0.79†	(0.06)†	44††

(0.03)	23.66	(5.25)	13,011	0.79†	0.79†	(0.14)†	29††

—	25.43	1.72	45,775	0.51†	0.51†	(0.51)†	1††

(0.58)	22.90	(6.13)	2,290	0.79†	0.79†	—†	3††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements/Notes to Consolidated Financial Statements

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of March 31, 2026, the Trust had 34 operational series. The financial statements herein and the related notes pertain to the following 25 series: KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A 50 Connect Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Asia Pacific High Income USD Bond ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares Global Carbon Strategy ETF, KraneShares Value Line® Dynamic Dividend Equity Index ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares SSE STAR Market 50 Index ETF, KraneShares Hang Seng TECH Index ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares KWEB Covered Call Strategy ETF, KraneShares Hedgeye Hedged Equity Index ETF, KraneShares Artificial Intelligence and Technology ETF, KraneShares Sustainable Ultra Short Duration Index ETF, KraneShares China Alpha Index ETF, KraneShares Man Buyout Beta Index ETF, KraneShares Global Humanoid and Embodied Intelligence Index ETF, KraneShares Dragon Capital Vietnam Growth Index ETF, KraneShares Wahed Alternative Income Index ETF and KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF (each, a “Fund” and collectively, the “Funds”).

KraneShares Bosera MSCI China A 50 Connect Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF and KraneShares Value Line® Dynamic Dividend Equity Index ETF are diversified Funds. All other Funds are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the “Adviser”), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of March 31, 2026, KFA One Holdings, LLC (“KFA1”), located at 280 Park Avenue, 32nd Floor, New York, New York 10017, held the remaining equity interests in Krane. As of the same date, officers and certain employees of Krane, among others, had agreed to acquire, through KFA Two Holdings, LLC (“KFA2”), at 280 Park Avenue, 32nd Floor, New York, New York 10017, the entire interest of China International Capital Corporation Limited in Krane. Such transaction is expected to close no later than June 30. Jonathan Krane, through his equity interests in KFA1 and KFA2, may be deemed to control Krane. Jonathan Krane, being a Trustee, the Principal Executive Officer and Principal Financial Officer of the Trust, is also an affiliated person of the Trust.

The KFA Global Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares Global Carbon Strategy ETF, KFA MLM Index Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares Mount Lucas Managed Futures Index Strategy ETF, and KraneShares California Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares California Carbon Allowance

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Strategy ETF (each, a “Subsidiary”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF and KraneShares California Carbon Allowance Strategy ETF and their respective subsidiaries have been consolidated in the Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

Shares of all Funds except KraneShares Artificial Intelligence and Technology ETF and KraneShares Global Humanoid and Embodied Intelligence Index ETF are listed and traded on the NYSE Arca, Inc. (the “NYSE”). Shares of KraneShares Artificial Intelligence and Technology ETF and KraneShares Global Humanoid and Embodied Intelligence Index ETF are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ” and together with NYSE, each an “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares each called a “Creation Unit”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

At March 31, 2026, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

The investment objective of each of the following Funds is to seek to provide a total return or investments results that (before fees and expenses) tracks the performance of its respective index listed below (each, an “Underlying Index”):

Fund	Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index
KraneShares Bosera MSCI China A 50 Connect Index ETF	MSCI China A 50 Connect Index
KraneShares MSCI One Belt One Road Index ETF	MSCI Global China Infrastructure Exposure Index
KraneShares Emerging Markets Consumer Technology Index ETF	Solactive Emerging Markets Consumer Technology Index
KraneShares MSCI China Clean Technology Index ETF	MSCI China IMI Environment 10/40 Index
KraneShares Electric Vehicles and Future Mobility Index ETF	Bloomberg Electric Vehicles Index
KraneShares MSCI All China Health Care Index ETF	MSCI China All Shares Health Care 10/40 Index
KraneShares MSCI Emerging Markets ex China Index ETF	MSCI Emerging Markets ex China Index
KraneShares Global Carbon Strategy ETF	S&P Global Carbon Credit Index Excess Return
KraneShares Value Line® Dynamic Dividend Equity Index ETF	Value Line® Dynamic Dividend Equity Index

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Fund	Index
KraneShares Mount Lucas Managed Futures Index Strategy ETF	KFA MLM Index
KraneShares SSE STAR Market 50 Index ETF	SSE Science and Technology Innovation Board 50 Index
KraneShares Hang Seng TECH Index ETF	Hang Seng TECH Index
KraneShares California Carbon Allowance Strategy ETF	S&P Carbon Credit EUA Index Excess Return
KraneShares Hedgeye Hedged Equity Index ETF	Hedgeye Hedged Equity Index
KraneShares Sustainable Ultra Short Duration Index ETF	Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index
KraneShares China Alpha Index ETF	Qi China Alpha Index
KraneShares Man Buyout Beta Index ETF	Man Buyout Beta Index
KraneShares Global Humanoid and Embodied Intelligence Index ETF	MerQube Global Humanoid and Embodied Intelligence Index
KraneShares Dragon Capital Vietnam Growth Index ETF	Dragon Capital MerQube Vietnam Growth Index
KraneShares Wahed Alternative Income Index ETF	Wahed Shariah Alternative Income Index
KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF	Nasdaq InspereX Dynamic Buffered High Income™ Index

KraneShares Asia Pacific High Income USD Bond ETF seeks to provide a total return that, before fees and expenses, exceeds that of the JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (the “Benchmark Index”) over a complete market cycle. KraneShares Asia Pacific High Income USD Bond ETF is actively managed and does not track an index.

KraneShares KWEB Covered Call Strategy ETF seeks to provide current income. KraneShares KWEB Covered Call Strategy ETF intends to invest in KraneShares CSI China Internet ETF (“Underlying Fund”), which is an exchange-traded fund advised by Krane that seeks to track its Underlying Index, and to write (sell) covered call options on the Underlying Fund. KraneShares KWEB Covered Call Strategy ETF intends to write covered call options on the Underlying Fund on the full amount of its investment in the Underlying Fund. KraneShares KWEB Covered Call Strategy ETF is actively managed and does not track an index.

KraneShares Artificial Intelligence and Technology ETF seeks growth of capital. With respect to its investments in instruments in the Solactive Etna Artificial General Intelligence Index (“Underlying Index”), KraneShares Artificial Intelligence and Technology ETF seeks to provide investment results that, before fees and expenses, track the performance of its Underlying Index. KraneShares Artificial Intelligence and Technology ETF also may invest in the securities of private companies with exposure to artificial intelligence businesses, which are not securities included in its Underlying Index. KraneShares Artificial Intelligence and Technology ETF is actively managed and does not track an index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the submission(s) or may determine a fair value using a different methodology. If a broker-dealer is unable or unwilling to provide both bid and ask prices, the Administrator will seek to obtain a bid price.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

Equity-Linked Notes are derivative instruments which provide exposure to a reference entity, typically a security, basket of securities, or index. The terms of an Equity-Linked Note are negotiated with the counterparty and are tailored to provide the exposure sought by the Advisor. Generally, the value of an Equity-Linked Note is based on the value of the reference entity, less a fee charged by the counterparty for providing the requested exposure.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent.

Swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of the exchange on which they are listed. The daily settlement prices for centrally cleared swaps are provided by an Independent Pricing Agent. Swaps which are not centrally cleared are priced based on valuations provided by an Independent Pricing Agent.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index, or basket of stocks (the “equity leg” of the swap) in return for interest payment(s) calculated based on the notional amount of the swap (the “financing leg” of the swap). Each leg of the swap is valued separately, and the net amount of the two legs is included in the Fund’s net asset value.

For swaps held by the series within the Trust that seek 2 times (200%) the daily investment results of underlying equities, the value of the equity leg of the swap is provided by an Independent Pricing Agent based on the value of the financial instrument underlying the swap. The value of the financing leg of the swap is systematically calculated by the Fund’s accounting agent based on the details of the swap.

Exchange-traded options contracts (other than FLEX Option contracts noted below) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. FLEX (short for flexible) Option contracts are normally valued using a fair value determined model-based price provided by a third-party pricing vendor. However, any day when the Administrator has not received price from third-party pricing vendor by 6:00 p.m. EST, an ad hoc meeting of the Fair Value Pricing Committee will convene to determine the fair valuation. If the committee cannot meet for the ad hoc meeting, the Administrator will fair value the FLEX Option to the price received from third-party vendor on the last business day and the ad hoc committee will be convened the next business day unless the price from third-party vendor becomes available.

Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent.

As of and during the period ended March 31, 2026, the KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF held swaps.

Securities issued by a wholly owned subsidiary of a Fund will be valued at the subsidiary’s net asset value, which will be determined using the same pricing policies and procedures applicable to the Fund.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

On certain days, the settlement price for futures may not be available at the time the Fund calculates its NAV. On such days, the best available price (which is typically the last trade price) may be used to value futures.

Investments for which market prices are not “readily available,” or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Adviser’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a ”Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Value Pricing Committee be called.

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane’s Fair Value Pricing Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by its Underlying Index, if any. This may adversely affect a Fund’s ability to track its Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

With respect to the securities of private companies, the Administrator will obtain the price of private company securities from the Valuation Designee, who will determine their fair value using various inputs, including observable data such as cost basis, primary financing rounds, tender offers, and secondary market activity. The Valuation Designee will also consider pricing from independent pricing experts1, comparables of public and private companies, and relevant market news. While primary financing rounds, tender offers, and cost basis are expected to be the main drivers of fair value, all factors will be considered. A daily dashboard will be stored to record data being considered. In addition to conducting a pricing and trend analysis on the data received from the independent pricing experts, the Valuation Designee will take business cycle, market depth, transaction size and other relevant factors into consideration when reviewing observable data and will periodically assess the pricing methodology used by the independent pricing experts.

[1]	It is currently expected that the Valuation Designee will get pricing from two independent pricing agents.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2026. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

KraneShares Artificial Intelligence and Technology ETF

Quantitative information about Level 3 fair value measurements
Assets	Fair Value at 3/31/26	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$6,096,333	As of 3/31/26, valued at 526.59 which was fair market value of the fully diluted capital stock of SpaceX based on Merger transaction pursuant to which xAI was acquired by, and became a wholly-owned subsidiary of, SpaceX.	Private Company Valuation	0.0%
Preferred Stock	$4,724,685	As of 3/31/26, valued at 265.00 based on Fair Valuation Methodology	Private Company Valuation	0.0%

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of March 31, 2026, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations/Consolidated Statements of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. See details on the Statements of Operations/Consolidated Statements of Operations.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

FUTURES — The KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF and KraneShares California Carbon Allowance Strategy ETF will each utilize its respective Subsidiary for purposes of investing in commodity futures that are the same as or similar to those included in the Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

As of March 31, 2026, the KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF and KraneShares California Carbon Allowance Strategy ETF had open futures contracts. Refer to each Fund’s Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2026.

For the year ended March 31, 2026, the average monthly notional amount of futures contracts were as follows:

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

KraneShares Global Carbon Strategy ETF
Average Monthly Notional Value Long	$143,396,515
KraneShares Mount Lucas Managed Futures Index Strategy ETF
Average Monthly Notional Value Long	$234,792,404
Average Monthly Notional Value Short	$250,606,165
KraneShares California Carbon Allowance Strategy ETF
Average Monthly Notional Value Long	$113,574,606

OPTIONS — The KraneShares KWEB Covered Call Strategy ETF writes (sells) at the money FLexible EXchange® call options (“FLEX options”) on the KraneShares CSI China Internet ETF (“Underlying Fund”). The KraneShares KWEB Covered Call Strategy ETF will cover such options by holding the Underlying Fund. FLEX options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Each FLEX option written by KraneShares KWEB Covered Call Strategy ETF will generally (i) have an expiration date greater than 30 days; (ii) have an exercise price generally at the prevailing market price of the Underlying Fund; and (iii) be traded on a national securities exchange. The KraneShares KWEB Covered Call Strategy ETF will attempt to hold each FLEX option written until expiration. However, if there are redemptions in the KraneShares KWEB Covered Call Strategy ETF it may not be able to hold such options until expiration. In addition, each FLEX option written generally will only be subject to exercise on its expiration date.

KraneShares Hedgeye Hedged Equity Index ETF utilizes both European-style exchange-traded options on the S&P 500 Index and FLEX options on an ETF that seeks to track the S&P 500 Index or a similar large cap securities index. European-style options are option contracts, which are exercisable at the strike price only on the expiration date. The Fund’s current index is the Hedgeye Hedged Equity Index (the “Underlying Index”), which uses Hedgeye Risk Management, LLC’s Risk Range™ signals to determine whether to buy and/or sell such put and call options, and at what strike prices. The Fund may weight the put and call options differently than the Underlying Index and may buy and sell put and call options on different dates than the Underlying Index.

The KraneShares Wahed Alternative Income Index ETF Underlying Index will create synthetic short positions in those same long positions in approximately a 1:1 to ratio through the use of options, including FLexible EXchange® Options (“FLEX options”). This will be done by selling a call option and buying a put option on the long positions to create the synthetic short position while also generating option income, which will be the difference in the amount received for the call option and the price paid for the put option. FLEX options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date.

As of March 31, 2026, the KraneShares KWEB Covered Call Strategy ETF, KraneShares Hedgeye Hedged Equity Index ETF and KraneShares Wahed Alternative Income Index ETF had open written option positions. As of March 31, 2026, the KraneShares Hedgeye Hedged Equity Index ETF and KraneShares Wahed Alternative Income Index ETF had open purchased option positions. Refer to the Schedule of Investments for details regarding open options as of March 31, 2026. All options held during the year were equity options.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

For the year ended March 31, 2026, the average monthly notional amount of written option contracts were as follows:

KraneShares KWEB Covered Call Strategy ETF
Average Monthly Notional Value	$3,059,454
KraneShares Hedgeye Hedged Equity Index ETF
Average Monthly Notional Value	$579,519
KraneShares Wahed Alternative Income Index ETF
Average Monthly Notional Value	$1,877,990

For the year ended March 31, 2026, the average monthly notional amount of purchased option contracts were as follows:

KraneShares Hedgeye Hedged Equity Index ETF
Average Monthly Notional Value	$491,231
KraneShares Wahed Alternative Income Index ETF
Average Monthly Notional Value	$4,351,594

SWAPS — The KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF may invest directly in any component of the Nasdaq-100 Index® or may invest in an exchange-traded fund (“ETF”) that seeks to track the Nasdaq-100 Index®. The Fund utilizes total return swaps to gain exposure to the short call options and the short futures positions in the Underlying Index. However, the Fund may invest directly in any component of the Underlying Index or obtain some or all of the exposures through investments in equity securities or derivative instruments, including swaps, futures, forwards, notes or options. In addition, the Fund may obtain exposures or invest in positions with different terms than the Underlying Index and may weight positions differently than the Underlying Index.

For swaps held by the KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF, a preliminary indicative price is provided by Nasdaq each day for the index underlying the swap. This price is used to value the equity leg of the swap.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF as of March 31, 2026:

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$32,079	$—	$32,079	$—	$—	$—

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$—	$—	$—	$—	$—	$—

(1)	Excess collateral pledged is not shown for financial reporting purposes.
(2)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

For the year ended March 31, 2026, the average monthly notional balance for total return swap contract held during the period by the KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF was $2,386,365

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund, except for the KraneShares Asia Pacific High Income USD Bond ETF, KraneShares Global Carbon Strategy ETF, KraneShares Value Line® Dynamic Dividend Equity Index ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares KWEB Covered Call Strategy ETF and KraneShares Sustainable Ultra Short Duration Index ETF, intends to pay out dividends, if any, at least annually; the KraneShares Asia Pacific High Income USD Bond ETF, KraneShares KWEB Covered Call Strategy ETF and KraneShares Sustainable Ultra Short Duration Index ETF intend to pay out net investment income, if any, at least monthly. The KraneShares Value Line® Dynamic Dividend Equity Index ETF typically distributes any net investment income quarterly. The KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF and KraneShares California Carbon Allowance Strategy ETF may pay out net investment income, if any, at least semi-annually in June and December, but may pay such income as frequently as quarterly. The Funds pay out to their shareholders net realized capital gains, if any, once a year (usually in December). Each Fund may make distributions on a more frequent basis. Each Fund reserves the right to declare special distributions, including if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company under Subchapter M of the Code, or to avoid imposition of income or excise taxes on undistributed income.

Effective January 1, 2025, KraneShares KWEB Covered Call Strategy ETF currently intends to distribute on a monthly basis its option premium income so that the Fund’s monthly distribution percentage does not exceed 2% of net asset value. The Fund’s distribution in December may exceed this amount in order for the Fund to continue to qualify as a regulated investment company.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the BBH Overdraft Base Rate plus 2.00%. Cash overdraft charges, if applicable, are included in “Interest Expense” on the Statements of Operations/Consolidated Statements of Operations.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the securities lending agent or rebated to borrowers) (see Note 4).

The following table discloses the securities on loan as of March 31, 2026:

	Market Value Securities on Loan	Cash Collateral for Securities on Loan
KraneShares CSI China Internet ETF	$155,603,895	$164,050,747
KraneShares Electric Vehicles and Future Mobility Index ETF	1,944,140	2,043,049
KraneShares MSCI All China Health Care Index ETF	1,184,963	1,249,300

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large specified number of Shares (each called a “Creation Unit” consisting of 25,000 Shares, 50,000 Shares, 100,000 Shares, or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The Adviser may adjust the transaction fees from time to time based on actual experience.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

SEGMENT REPORTING — An operating segment is defined in Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ Principal Executive Officer and Principal Financial Officer act as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is predetermined in accordance with the Funds’ single investment objective which is executed by the Funds’ portfolio manager. The financial information in the form of the Funds’ schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3. DERIVATIVES TRANSACTIONS

The following tables are exposure by type of risk on derivatives held throughout the year.

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/ Consolidated Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/ Consolidated Statements of Assets and Liabilities Location	Fair Value
KraneShares Global Carbon Strategy ETF
Foreign exchange contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$120,097	*
Commodity contracts	Unrealized appreciation on futures contracts	235,873	*	Unrealized depreciation on futures contracts	6,263,589	*
Total Derivatives not accounted for as hedging instruments		$235,873			$6,383,686

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/ Consolidated Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/ Consolidated Statements of Assets and Liabilities Location	Fair Value
KraneShares Mount Lucas Managed Futures Index Strategy ETF
Commodity contracts	Unrealized appreciation on futures contracts	$22,677,524	*	Unrealized depreciation on futures contracts	$2,629,551	*
Foreign exchange contracts	Unrealized appreciation on futures contracts	74,541	*	Unrealized depreciation on futures contracts	1,886,972	*
Interest rate contracts	Unrealized appreciation on futures contracts	794,210	*	Unrealized depreciation on futures contracts	314,929	*
Total Derivatives not accounted for as hedging instruments		$23,546,275			$4,831,452

KraneShares California Carbon Allowance Strategy ETF
Commodity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$7,219,881	*
Total Derivatives not accounted for as hedging instruments		$—			$7,219,881

KraneShares KWEB Covered Call Strategy ETF
Equity contracts	Investments, at value**	$—		Options and Swaptions written, at value	$2,177,027
Total Derivatives not accounted for as hedging instruments		$—			$2,177,027

KraneShares Hedgeye Hedged Equity Index ETF
Equity contracts	Investments, at value**	$1,937,520		Options and Swaptions written, at value	$1,376,405
Total Derivatives not accounted for as hedging instruments		$1,937,520			$1,376,405

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/ Consolidated Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/ Consolidated Statements of Assets and Liabilities Location	Fair Value
KraneShares Wahed Alternative Income Index ETF
Equity contracts	Investments, at value**	$7,737,745		Options and Swaptions written, at value	$376,210
Total Derivatives not accounted for as hedging instruments		$7,737,745			$376,210

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF
Interest rate contracts	Unrealized appreciation on swap contracts	$32,079	†	Unrealized depreciation on swap contracts	$—	†
Total Derivatives not accounted for as hedging instruments		$32,079			$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.
**	Purchased options and/or swaptions only.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Consolidated Schedule of Investments. Market Value is reported within the Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations/Consolidated Statements of Operations for the year ended March 31, 2026:

Amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Swaps
KraneShares Global Carbon Strategy ETF
Foreign exchange contracts	$—	$—	$4,719,890	$—
Commodity contracts	—	—	5,153,900	—
Total	$—	$—	$9,873,790	$—

KraneShares Mount Lucas Managed Futures Index Strategy ETF
Interest rate contracts	$—	$—	$(6,624,478)	$—
Foreign exchange contracts	—	—	(2,416,497)	—
Commodity contracts	—	—	6,126,034	—
Total	$—	$—	$(2,914,941)	$—

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Swaps
KraneShares California Carbon Allowance Strategy ETF
Commodity contracts	$—	$—	$(20,015,628)	$—
Total	$—	$—	$(20,015,628)	$—

KraneShares KWEB Covered Call Strategy ETF
Equity contracts	$—	$27,953,030	$—	$—
Total	$—	$27,953,030	$—	$—

KraneShares Hedgeye Hedged Equity Index ETF
Equity contracts	$4,188,200	$(2,665,740)	$—	$—
Total	$4,188,200	$(2,665,740)	$—	$—

KraneShares Wahed Alternative Income Index ETF
Equity contracts	$1,401,631	$258,287	$—	$—
Total	$1,401,631	$258,287	$—	$—

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF
Interest rate contracts	$—	$—	$—	$2,055
Equity contracts	—	—	199	—
Total	$—	$—	$199	$2,055

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Swaps
KraneShares Global Carbon Strategy ETF
Foreign exchange contracts	$—	$—	$(120,097)	$—
Commodity contracts	—	—	4,034,056	—
Total	$—	$—	$3,913,959	$—

KraneShares Mount Lucas Managed Futures Index Strategy ETF
Interest rate contracts	$—	$—	$(1,360,232)	$—
Foreign exchange contracts	—	—	(2,419,744)	—
Commodity contracts	—	—	15,816,293	—
Total	$—	$—	$12,036,317	$—

KraneShares California Carbon Allowance Strategy ETF
Commodity contracts	$—	$—	$9,978,896	$—
Total	$—	$—	$9,978,896	$—

KraneShares KWEB Covered Call Strategy ETF
Equity contracts	$—	$471,042	$—	$—
Total	$—	$471,042	$—	$—

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Swaps
KraneShares Hedgeye Hedged Equity Index ETF
Equity contracts	$(245,070)	$647,328	$—	$—
Total	$(245,070)	$647,328	$—	$—

KraneShares Wahed Alternative Income Index ETF
Equity contracts	$4,367,253	$3,582,401	$—	$—
Total	$4,367,253	$3,582,401	$—	$—

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF
Interest rate contracts	$—	$—	$—	$32,079
Total	$—	$—	$—	$32,079

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for a Fund (the “Agent”), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations/Consolidated Statements of Operations as “Security Lending Fees”.

Management
Fee
KraneShares CSI China Internet ETF	0.68%
KraneShares Bosera MSCI China A 50 Connect Index ETF	0.78%
KraneShares MSCI One Belt One Road Index ETF	0.78%
KraneShares Emerging Markets Consumer Technology Index ETF	0.78%
KraneShares MSCI China Clean Technology Index ETF	0.78%
KraneShares Electric Vehicles and Future Mobility Index ETF	0.68%
KraneShares MSCI All China Health Care Index ETF	0.78%
KraneShares Asia Pacific High Income USD Bond ETF	0.68%
KraneShares MSCI Emerging Markets ex China Index ETF	0.58%
KraneShares Global Carbon Strategy ETF	0.78%
KraneShares Value Line® Dynamic Dividend Equity Index ETF	0.55%
KraneShares Mount Lucas Managed Futures Index Strategy ETF	0.89%
KraneShares SSE STAR Market 50 Index ETF	0.88%
KraneShares Hang Seng TECH Index ETF	0.68%
KraneShares California Carbon Allowance Strategy ETF	0.78%
KraneShares KWEB Covered Call Strategy ETF	0.25%
KraneShares Hedgeye Hedged Equity Index ETF	0.78%
KraneShares Artificial Intelligence and Technology ETF	0.99%
KraneShares Sustainable Ultra Short Duration Index ETF	0.29%
KraneShares China Alpha Index ETF	0.78%
KraneShares Man Buyout Beta Index ETF	0.88%
KraneShares Global Humanoid and Embodied Intelligence Index ETF	0.78%
KraneShares Dragon Capital Vietnam Growth Index ETF	0.78%
KraneShares Wahed Alternative Income Index ETF	0.50%
KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF	0.78%

The Adviser bears all of its own costs associated with providing these advisory services.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Pursuant to the terms of Fee Waiver Agreements, Krane has contractually agreed to waive its management fee for the below listed Funds by the following amounts of the Fund’s average daily net assets until August 1, 2026. The Fee Waiver Agreements may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreements will terminate if the Agreement for a Fund is terminated.

Fee Waiver
Fee
KraneShares Bosera MSCI China A 50 Connect Index ETF	0.23%
KraneShares Emerging Markets Consumer Technology Index ETF	0.30%
KraneShares MSCI All China Health Care Index ETF	0.14%
KraneShares MSCI Emerging Markets ex China Index ETF	0.35%
KraneShares Hedgeye Hedged Equity Index ETF	0.10%*
KraneShares Sustainable Ultra Short Duration Index ETF	0.10%
KraneShares Global Humanoid and Embodied Intelligence Index ETF	0.10%

*	Effective January 20, 2026, Krane terminated the voluntary 0.10% advisory fee waiver previously applicable to the average daily net assets of the KraneShares Hedgeye Hedged Equity Index ETF.

SUB-ADVISORY AGREEMENT — Bosera Asset Management (International) Co., Ltd. (“Bosera”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares Bosera MSCI China A 50 Connect Index ETF and KraneShares SSE STAR Market 50 Index ETF and is responsible for the day-to-day management of the Funds, subject to the supervision by the Adviser and the Board. As of January 1, 2024, Krane pays Bosera fifteen (15%) percent of the net revenue received by Krane from KraneShares Bosera MSCI China A 50 Connect Index ETF under the Investment Advisory Agreement. Prior to that date, Krane paid Bosera fifty (50%) percent of the net revenue received by Krane from the Fund. For the services Bosera provides to KraneShares SSE STAR Market 50 Index ETF, the Adviser pays Bosera a twelve basis points (0.12%) sub-advisory fee based upon the monthly average assets under management of KraneShares SSE STAR Market 50 Index ETF.

Amova Asset Management Americas, Inc. (“Amova”) serves as the investment sub-adviser to KraneShares Asia Pacific High Income USD Bond ETF. Amova is responsible for the day-to-day investment management of the Fund, subject to the supervision of Krane and the Board. Amova delegates to its affiliate Amova Asset Management Asia, Ltd. (“Amova Asia”), a registered investment adviser with the SEC, certain of its responsibilities for the management of the Fund. Krane has entered into a Sub-Advisory Agreement with Amova pursuant to which Krane has agreed to pay Amova 36.77% of the sum of: (i) the total gross advisory fee due to the Adviser from the Fund under the terms of the Agreement minus (ii) any applicable fee waivers from time to time entered into between the Fund and the Adviser.

Climate Finance Partners LLC (“CFP”) serves as the Sub-Adviser of the KraneShares Global Carbon Strategy ETF and KraneShares California Carbon Allowance Strategy ETF. CFP provides non-discretionary sub-advisory services to the Funds, which includes advice, research and subject matter expertise related to the Funds’ investments and the monitoring of such investments. For the services CFP provides to KraneShares Global Carbon Strategy ETF and KraneShares California Carbon Allowance Strategy ETF, the Adviser pays CFP a fee equal to 32% of the Net Revenue received by Krane from each Fund. Net Revenue is defined for these purposes as gross revenue under Schedule A of the Advisory Agreement minus gross fund-related expenses (including any waiver by Krane of its compensation under the Advisory Agreement and any reimbursements by Krane of the Fund’s expenses).

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Mount Lucas Index Advisers LLC (“MLIA”) serves as the Sub-Adviser of the KraneShares Mount Lucas Managed Futures Index Strategy ETF. For the services MLIA provides to the Fund, the Adviser pays MLIA a fee equal to 32% of the total gross advisory paid to Krane by the Fund under the terms of the Advisory Agreement minus any applicable fee waivers entered into between the Fund and Krane.

Etna Capital Management Company Ltd. (“Etna”) serves as the Sub-Adviser of the KraneShares Artificial Intelligence and Technology ETF. Etna is responsible for the selection of the Fund’s private securities, subject to the supervision of Krane and the Board of Trustees. For the services it will provide, Krane will pay Etna a fee equal to 30% of the total gross advisory fee paid to Krane by the Fund under the terms of the Investment Advisory Agreement.

Numeric Investors LLC (“Numeric”), serves as the index provider and investment sub-adviser of the KraneShares Man Buyout Beta Index ETF and selects investments for the Underlying Index using a systematic process as defined in the index methodology. Krane retains sole responsibility for submitting investment orders and executing trades on behalf of the Fund. Krane will pay Numeric forty-five (45%) percent of the Net Revenue received by Krane from the Fund on the first $1 billion in Assets and fifty (50%) percent on any amounts thereafter. Net Revenue is defined for these purposes as gross revenue under Schedule A of the Sub-Advisory Agreement – (minus) gross fund-related expenses (including any waiver by Krane of its compensation under the Investment Advisory Agreement and any reimbursements by Krane of the Fund’s expenses).

Hedgeye Asset Management, LLC (“HAM”), serves as the index provider and investment sub-adviser of the KraneShares Hedgeye Hedged Equity Index ETF and selects investments for the Underlying Index using a process that is set forth in the index methodology of the Underlying Index. Information about the Underlying Index is available on HAM’s website, www.hedgeyeam.com. Krane retains sole responsibility for submitting investment orders and executing trades on behalf of the Fund. Krane pays HAM a ten basis points (0.10%) of the Fund’s average daily net assets.

Dragon Capital Management (HK) Limited (“Dragon Capital”), serves as the investment sub-adviser of the KraneShares Dragon Capital Vietnam Growth Index ETF. Dragon Capital is responsible for the day-to-day investment management of the Fund, subject to the supervision of Krane and the Board of Trustees. The Adviser will pay the Sub-Adviser thirty (30%) percent of the advisory fee due to the Adviser from the Fund pursuant to the Investment Advisory Agreement with respect to the first $250 million in assets and thirty-five (35%) percent on any amounts thereafter. To the extent that the Fund invests any assets in an underlying fund managed by the Sub-Adviser or an affiliate of the Sub-Adviser (which, for the avoidance of doubt, includes but is not limited to foreign underlying ETFs managed by the Sub-Adviser or an affiliate of the Sub-Adviser), the assets on which the sub-advisory fee is calculated will not include any assets invested in such underlying fund.

Wahed Invest LLC (“Wahed”), serves as the investment sub-adviser of the KraneShares Wahed Alternative Income Index ETF. Krane retains sole responsibility for submitting investment orders and executing trades on behalf of the Fund. Krane will pay Wahed a sub-advisory fee of fifty (50%) percent of the Net Revenue received by the Adviser from the Fund. Net Revenue is defined for these purposes as gross revenue under Schedule A of the Sub-Advisory Agreement – (minus) gross fund-related expenses (including any waiver by Krane of its compensation under the Investment Advisory Agreement and any reimbursements by Krane of the Fund’s expenses).

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended March 31, 2026, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

5. BASIS FOR CONSOLIDATION FOR THE KRANESHARES GLOBAL CARBON STRATEGY ETF, KRANESHARES MOUNT LUCAS MANAGED FUTURES INDEX STRATEGY ETF AND KRANESHARES CALIFORNIA CARBON ALLOWANCE STRATEGY ETF

The Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF and KraneShares California Carbon Allowance Strategy ETF include the accounts of each Fund’s Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of March 31 for financial statements consolidation purposes.

The Subsidiaries are classified as controlled foreign corporations under the Code. The Subsidiaries’ taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF and KraneShares California Carbon Allowance Strategy ETF investment in each of their respective Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Code and is measured at the end of each quarter.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

A summary of the investments in each Subsidiary is as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2026	% of Total Net Assets at March 31, 2026
KFA Global Carbon Subsidiary, Ltd.	July 29, 2020	$11,036,131	8.38%
KraneShares MLM Index Subsidiary, Ltd.	December 1, 2020	$54,998,060	20.18%
KraneShares California Carbon, Subsidiary Ltd.	October 4, 2021	$10,823,831	10.25%

6. INVESTMENT TRANSACTIONS

For the year ended March 31, 2026, the following Funds had purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities transactions:

	Purchases	Sales and Maturities
KraneShares CSI China Internet ETF	$3,457,730,915	$3,950,326,157
KraneShares Bosera MSCI China A 50 Connect Index ETF	111,396,808	175,641,893
KraneShares MSCI One Belt One Road Index ETF	1,101,900	1,101,300
KraneShares Emerging Markets Consumer Technology Index ETF	45,275,638	25,574,266
KraneShares MSCI China Clean Technology Index ETF	28,360,454	20,347,820
KraneShares Electric Vehicles and Future Mobility Index ETF	49,472,505	61,031,482
KraneShares MSCI All China Health Care Index ETF	66,708,912	84,358,007
KraneShares Asia Pacific High Income USD Bond ETF	30,676,154	34,133,564
KraneShares MSCI Emerging Markets ex China Index ETF	34,100,600	20,233,353
KraneShares Global Carbon Strategy ETF	105,394,186	59,755,645
KraneShares Value Line® Dynamic Dividend Equity Index ETF	29,893,548	31,560,021
KraneShares SSE STAR Market 50 Index ETF	149,259,407	101,217,264
KraneShares Hang Seng TECH Index ETF	52,584,993	35,861,629
KraneShares California Carbon Allowance Strategy ETF	36,715,028	36,942,344
KraneShares KWEB Covered Call Strategy ETF	449,679,537	424,267,983
KraneShares Hedgeye Hedged Equity Index ETF	11,912,664	12,223,153
KraneShares Artificial Intelligence and Technology ETF	69,861,566	60,676,386
KraneShares China Alpha Index ETF	17,666,625	22,019,013
KraneShares Man Buyout Beta Index ETF	8,899,243	8,917,085
KraneShares Global Humanoid and Embodied Intelligence Index ETF	82,855,349	35,232,932
KraneShares Dragon Capital Vietnam Growth Index ETF	16,521,766	3,077,848
KraneShares Wahed Alternative Income Index ETF	83,918,356	361,749
KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF	2,510,448	78,386

For the year ended March 31, 2026, there were no purchases or sales of long-term U.S. government securities for the Funds.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

For the year ended March 31, 2026, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/ (Loss)
KraneShares CSI China Internet ETF	$795,416,592	$820,418,560	$77,388,552
KraneShares Emerging Markets Consumer Technology Index ETF	7,647,567	1,196,153	328,875
KraneShares MSCI China Clean Technology Index ETF	150,189	22,845	5,503
KraneShares Electric Vehicles and Future Mobility Index ETF	6,726,328	13,539,637	2,823,081
KraneShares MSCI All China Health Care Index ETF	324,005	529,407	(15,711)
KraneShares MSCI Emerging Markets ex China Index ETF	5,392,213	2,517,930	485,854
KraneShares Global Carbon Strategy ETF	—	46,602,462	9,602,462
KraneShares Value Line® Dynamic Dividend Equity Index ETF	27,401,732	19,245,288	699,427
KraneShares KWEB Covered Call Strategy ETF	45,031,206	8,095,092	1,430,144
KraneShares Hedgeye Hedged Equity Index ETF	114,186,500	52,682,285	3,886,107
KraneShares Artificial Intelligence and Technology ETF	199,813,804	52,388,280	6,614,044
KraneShares Sustainable Ultra Short Duration Index ETF	76,031,277	25,573,940	(14,531)
KraneShares Global Humanoid and Embodied Intelligence Index ETF	68,872,470	—	—
KraneShares Wahed Alternative Income Index ETF	1,264,984	37,611,919	2,357,329

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency translations, investments in passive foreign investment companies (“PFICs”), foreign capital gain reclass, net operating loss, Partnership adjustments, perpetual bond adjustments and distribution reclassification. The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings for the fiscal year ended March 31, 2026 are primarily related to redemptions in-kind, distributions in excess and net operating loss.

	Distributable Earnings/(Loss)	Paid-in Capital
KraneShares CSI China Internet ETF	$106,947,398	$(106,947,398)
KraneShares Emerging Markets Consumer Technology Index ETF	(243,452)	243,452
KraneShares MSCI China Clean Technology Index ETF	72	(72)

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	Distributable Earnings/(Loss)	Paid-in Capital
KraneShares Electric Vehicles and Future Mobility Index ETF	$(1,575,065)	$1,575,065
KraneShares MSCI All China Health Care Index ETF	15,711	(15,711)
KraneShares MSCI Emerging Markets ex China Index ETF	(416,261)	416,261
KraneShares Global Carbon Strategy ETF	(9,602,462)	9,602,462
KraneShares Value Line® Dynamic Dividend Equity Index ETF	(378,901)	378,901
KraneShares SSE STAR Market 50 Index ETF	164,501	(164,501)
KraneShares KWEB Covered Call Strategy ETF	(412,934)	412,934
KraneShares Artificial Intelligence and Technology ETF	(6,207,549)	6,207,549
KraneShares Sustainable Ultra Short Duration Index ETF	14,531	(14,531)
KraneShares Man Buyout Beta Index ETF	7,167	(7,167)
KraneShares Dragon Capital Vietnam Growth Index ETF	12,271	(12,271)
KraneShares Wahed Alternative Income Index ETF	(2,357,329)	2,357,329

The tax character of dividends and distributions paid during the years or periods ended March 31, 2026 and March 31, 2025 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares CSI China Internet ETF
2026	$488,526,635	$—	$—	$488,526,635
2025	191,767,210	—	—	191,767,210
KraneShares Bosera MSCI China A 50 Connect Index ETF
2026	$3,575,347	$—	$—	$3,575,347
2025	4,042,367	—	—	4,042,367
KraneShares MSCI One Belt One Road Index ETF
2026	$77,186	$—	$—	$77,186
2025	122,602	—	—	122,602
KraneShares Emerging Markets Consumer Technology Index ETF
2026	$2,012,146	$—	$—	$2,012,146
2025	109,397	—	—	109,397
KraneShares MSCI China Clean Technology Index ETF
2026	$500,467	$—	$6,823	$507,290
2025	716,873	—	—	716,873
KraneShares Electric Vehicles and Future Mobility Index ETF
2026	$145,213	$—	$—	$145,213
2025	530,712	—	—	530,712
KraneShares MSCI All China Health Care Index ETF
2026	$3,216,102	$—	$—	$3,216,102
2025	477,397	—	—	477,397
KraneShares Asia Pacific High Income USD Bond ETF
2026	$1,588,089	$—	$140,410	$1,728,499
2025	1,826,852	—	—	1,826,852

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares MSCI Emerging Markets ex China Index ETF
2026	$2,310,750	$—	$—	$2,310,750
2025	2,347,147	—	—	2,347,147
KraneShares Global Carbon Strategy ETF
2026	$4,544,120	$—	$—	$4,544,120
2025	14,365,041	—	—	14,365,041
KraneShares Value Line® Dynamic Dividend Equity Index ETF
2026	$1,117,586	$1,270,565	$—	$2,388,151
2025	1,896,053	681,551	—	2,577,604
KraneShares Mount Lucas Managed Futures Index Strategy ETF
2026	$8,537,646	$—	$—	$8,537,646
2025	2,749,827	—	—	2,749,827
KraneShares SSE STAR Market 50 Index ETF
2026	$—	$—	$—	$—
2025	—	—	—	—
KraneShares Hang Seng TECH Index ETF
2026	$1,891,542	$—	$—	$1,891,542
2025	32,395	—	—	32,395
KraneShares California Carbon Allowance Strategy ETF
2026	$3,358,310	$—	$—	$3,358,310
2025	49,060,171	—	—	49,060,171
KraneShares KWEB Covered Call Strategy ETF
2026	$27,033,415	$—	$—	$27,033,415
2025	22,213,508	—	34,762,537	56,976,045
KraneShares Hedgeye Hedged Equity Index ETF
2026	$3,282,555	$—	$—	$3,282,555
2025	91,874	8,761	—	100,635
KraneShares Artificial Intelligence and Technology ETF
2026	$156,773	$1,046,787	$—	$1,203,560
2025	29,447	3,506	—	32,953
KraneShares Sustainable Ultra Short Duration Index ETF
2026	$8,059,228	$—	$—	$8,059,228
2025	7,438,872	—	—	7,438,872
KraneShares China Alpha Index ETF
2026	$2,047,640	$651,685	$—	$2,699,325
2025	237,089	—	—	237,089
KraneShares Man Buyout Beta Index ETF
2026	$1,548	$—	$—	$1,548
2025	4,815	—	—	4,815
KraneShares Global Humanoid and Embodied Intelligence Index ETF
2026	$787,808	$—	$—	$787,808

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares Dragon Capital Vietnam Growth Index ETF
2026	$7,062	$—	$—	$7,062
KraneShares Wahed Alternative Income Index ETF
2026	$—	$—	$—	$—
KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF
2026	$32,966	$—	$25,534	$58,500

As of March 31, 2026, the components of tax basis distributable earnings (distributable losses) were as follows:

	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A 50 Connect Index ETF	KraneShares MSCI One Belt One Road Index ETF	KraneShares Emerging Markets Consumer Technology Index ETF
Undistributed Ordinary Income	$—	$641,253	$14,106	$—
Capital Loss Carryforwards	(4,682,436,900)	(205,498,354)	(3,661,492)	(41,689,031)
Qualified Late-Year Loss Deferrals	—	—	—	(74,159)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,879,144,828)	5,287,938	(94,568)	(10,728,192)
Other Temporary Differences	(131,849,758)	(9)	—	(2)
Total Distributable Loss	$(6,693,431,486)	$(199,569,172)	$(3,741,954)	$(52,491,384)

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	KraneShares MSCI China Clean Technology Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF	KraneShares MSCI All China Health Care Index ETF	KraneShares Asia Pacific High Income USD Bond ETF
Capital Loss Carryforwards	(87,347,097)	(119,040,194)	(80,498,896)	(10,562,731)
Qualified Late-Year Loss Deferrals	(122,852)	(78,710)	—	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	6,443,666	(837,378)	(5,420,378)	(212,495)
Other Temporary Differences	2	(2)	(514,508)	42,832
Total Distributable Loss	$(81,026,281)	$(119,956,284)	$(86,433,782)	$(10,732,394)

	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares Global Carbon Strategy ETF	KraneShares Value Line® Dynamic Dividend Equity Index ETF	KraneShares Mount Lucas Managed Futures Index Strategy ETF
Undistributed Ordinary Income	$290,272	$13,209,955	$289,477	$21,705,525
Undistributed Long-Term Capital Gain	933,067	—	—	—
Capital Loss Carryforwards	—	(2,854,537)	—	(68,910,271)
Post October Losses	—	—	(5,429)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	15,440,413	(100,719,907)	424,220	(22,709,649)
Other Temporary Differences	(4)	(8)	60	(847,644)
Total Distributable Earnings/(Loss)	$16,663,748	$(90,364,497)	$708,328	$(70,762,039)

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF	KraneShares California Carbon Allowance Strategy ETF	KraneShares KWEB Covered Call Strategy ETF
Undistributed Ordinary Income	$—	$—	$626,879	$8,130,272
Capital Loss Carryforwards	(28,066,272)	(2,718,930)	(145,708)	—
Qualified Late-Year Loss Deferrals	(242,594)	—	—	—
Unrealized Depreciation on Investments and Foreign Currency	(11,241,513)	(13,600,806)	(91,783,164)	(65,474,235)
Other Temporary Differences	(35)	(561,455)	—	—
Total Distributable Loss	$(39,550,414)	$(16,881,191)	$(91,301,993)	$(57,343,963)

	KraneShares Hedgeye Hedged Equity Index ETF	KraneShares Artificial Intelligence and Technology ETF	Sustainable Ultra Short Duration Index ETF	KraneShares China Alpha Index ETF
Undistributed Ordinary Income	$68,745	$—	$178,304	$1,073,454
Undistributed Long-Term Capital Gain	—	1,431,219	—	639,479
Post October Losses	—	(732,719)	—	—
Qualified Late-Year Loss Deferrals	—	(305,075)	—	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	—	(19,392,114)	(176,217)	881,236
Other Temporary Differences	1	1	(1)	1
Total Distributable Earnings/(Loss)	$68,746	$(18,998,688)	$2,086	$2,594,170

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	KraneShares Man Buyout Beta Index ETF	KraneShares Global Humanoid and Embodied Intelligence Index ETF	KraneShares Dragon Capital Vietnam Growth Index ETF	KraneShares Wahed Alternative Income Index ETF
Undistributed Ordinary Income	$—	$1,267,707	$—	$316,348
Undistributed Long-Term Capital Gain	120,193	—	—	—
Post October Losses	—	—	(1,521)	—
Qualified Late-Year Loss Deferrals	(5,424)	(71,050)	(10,582)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	983,837	815,488	(682,194)	(2,149,867)
Other Temporary Differences	(2)	—	—	—
Total Distributable Earnings/(Loss)	$1,098,604	$2,012,145	$(694,297)	$(1,833,519)

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF
Unrealized Depreciation on Investments and Foreign Currency	(184,347)
Total Distributable Loss	$(184,347)

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2026 through March 31, 2026 and November 1, 2025 through March 31, 2026, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Other temporary differences primarily consist of late year and specified loss deferrals, straddles, perpetual bond adjustments, PFIC mark to market and book adjustments not recognized for tax.

The Funds have capital loss carryforwards as follows:

	Short-Term Loss	Long-Term Loss	Total
KraneShares CSI China Internet ETF	$778,159,387	$3,904,277,513	$4,682,436,900
KraneShares Bosera MSCI China A 50 Connect Index ETF	67,494,340	138,004,014	205,498,354
KraneShares MSCI One Belt One Road Index ETF	2,418,505	1,242,987	3,661,492

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	Short-Term Loss	Long-Term Loss	Total
KraneShares Emerging Markets Consumer Technology Index ETF	$19,657,783	$22,031,248	$41,689,031
KraneShares MSCI China Clean Technology Index ETF	3,414,949	83,932,148	87,347,097
KraneShares Electric Vehicles and Future Mobility Index ETF	31,373,891	87,666,303	119,040,194
KraneShares MSCI All China Health Care Index ETF	1,112,759	79,386,137	80,498,896
KraneShares Asia Pacific High Income USD Bond ETF	8,867,517	1,695,214	10,562,731
KraneShares Global Carbon Strategy ETF	1,195,676	1,658,861	2,854,537
KraneShares Mount Lucas Managed Futures Index Strategy ETF	26,659,949	42,250,322	68,910,271
KraneShares SSE STAR Market 50 Index ETF	11,091,438	16,974,834	28,066,272
KraneShares Hang Seng TECH Index ETF	2,718,930	—	2,718,930
KraneShares California Carbon Allowance Strategy ETF	100,489	45,219	145,708

During the year ended March 31, 2026, the following Funds utilized capital loss carryforwards, to offset capital gains:

Amount Utilized
KraneShares MSCI Emerging Markets ex China Index ETF	$2,307,310

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September March 31, 2026 were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares CSI China Internet ETF	$8,069,754,638	$188,395,528	$(2,067,540,356)	$(1,879,144,828)
KraneShares Bosera MSCI China A 50 Connect Index ETF	164,284,777	23,817,401	(18,529,463)	5,287,938
KraneShares MSCI One Belt One Road Index ETF	4,140,239	1,133,223	(1,224,784)	(91,561)
KraneShares Emerging Markets Consumer Technology Index ETF	57,643,556	2,544,373	(13,267,105)	(10,722,732)
KraneShares MSCI China Clean Technology Index ETF	55,182,329	11,202,566	(4,758,900)	6,443,666
KraneShares Electric Vehicles and Future Mobility Index ETF	76,205,598	15,231,756	(16,069,134)	(837,378)
KraneShares MSCI All China Health Care Index ETF	87,019,051	12,874,935	(18,295,313)	(5,420,378)
KraneShares Asia Pacific High Income USD Bond ETF	14,333,354	271,485	(483,980)	(212,495)
KraneShares MSCI Emerging Markets ex China Index ETF	84,423,735	23,663,345	(7,952,730)	15,710,615
KraneShares Global Carbon Strategy ETF	212,011,865	—	(100,719,907)	(100,719,907)

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares Value Line® Dynamic Dividend Equity Index ETF	$34,373,061	$2,532,523	$(2,108,303)	$424,220
KraneShares Mount Lucas Managed Futures Index Strategy ETF	227,967,184	—	(22,709,649)	(22,709,649)
KraneShares SSE STAR Market 50 Index ETF	91,992,713	3,221,550	(14,463,063)	(11,241,513)
KraneShares Hang Seng TECH Index ETF	61,864,091	735,128	(14,335,934)	(13,600,806)
KraneShares California Carbon Allowance Strategy ETF	178,932,726	—	(91,783,164)	(91,783,164)
KraneShares KWEB Covered Call Strategy ETF	181,723,505	—	(65,474,235)	(65,474,235)
KraneShares Hedgeye Hedged Equity Index ETF	76,520,827	707,868	(707,868)	—
KraneShares Artificial Intelligence and Technology ETF	190,222,998	10,386,196	(29,778,310)	(19,392,114)
KraneShares Sustainable Ultra Short Duration Index ETF	164,945,319	18,506	(194,723)	(176,217)
KraneShares China Alpha Index ETF	10,109,495	1,239,419	(358,183)	881,236
KraneShares Man Buyout Beta Index ETF	11,444,975	2,095,180	(1,111,343)	983,837
KraneShares Global Humanoid and Embodied Intelligence Index ETF	118,531,210	9,276,872	(8,461,384)	815,488
KraneShares Dragon Capital Vietnam Growth Index ETF	13,449,362	286,374	(968,568)	(682,194)
KraneShares Wahed Alternative Income Index ETF	51,670,082	8,266,185	(10,416,052)	(2,149,867)
KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF	2,462,755	51,684	(236,031)	(184,347)

For the KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF and the KraneShares MSCI Emerging Markets ex China Index ETF, the difference in unrealized appreciation is attributable to Foreign Capital Gains Tax Payable. For the KraneShares Hedgeye Hedged Equity Index ETF, the difference in unrealized depreciation is attributable to straddles.

The Funds did not pay any federal or state and local income taxes. Certain Funds paid income taxes in foreign jurisdictions for the year ended March 31, 2026. Cash paid for income taxes, net of refunds received, were as follows:

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	KraneShares Bosera MSCI China A 50 Connect Index ETF	KraneShares MSCI One Belt One Road Index ETF	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF
Income Taxes by Foreign Jurisdiction:
China	$561,514	$3,644	$—	$38,452
Hong Kong	—	1,549	—	24,321
India	—	3,007	—	—
Israel	—	1,377	—	—
South Africa	—	2,329	—	—
South Korea	—	—	11,650	—
Taiwan	—	—	16,114	—
Thailand.	—	980	—	—
Other*	—	641	4,032	—
Total Income Taxes Paid, Net of Refunds	$561,514	$13,527	$31,796	$62,773

	KraneShares Electric Vehicles and Future Mobility Index ETF	KraneShares MSCI All China Health Care Index ETF	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares SSE STAR Market 50 Index ETF
Income Taxes by Foreign Jurisdiction:
Belgium	$3,989	$—	$—	$—
Brazil	—	—	26,341	—
China	26,768	77,067	—	15,652
France	2,879	—	—	—
Germany	8,084	—	—	—
Hong Kong	—	14,235	—	—
India	—	—	132,599	—
Indonesia	5,711	—	23,038	—
Japan	6,564	—	—	—
South Africa	—	—	22,303	—
South Korea	—	—	67,097	—
Taiwan	—	—	103,447	—
Other*	2,116	—	48,634	—
Total Income Taxes Paid, Net of Refunds	$56,111	$91,302	$423,459	$15,652

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	KraneShares Hang Seng TECH Index ETF	KraneShares Artificial Intelligence and Technology ETF	KraneShares China Alpha Index ETF	KraneShares Man Buyout Beta Index ETF
Income Taxes by Foreign Jurisdiction:
China	$—	$—	$34,665	$—
Hong Kong	13,899	—	—	—
Luxembourg	—	—	—	709
Netherlands	—	1,257	—	99
South Korea	—	5,331	—	—
Taiwan	—	11,942	—	—
Other*	—	787	—	10
Total Income Taxes Paid, Net of Refunds	$13,899	$19,317	$34,665	$818

KraneShares Global Humanoid and Embodied Intelligence Index ETF
Income Taxes by Foreign Jurisdiction:
Belgium	$4,376
Canada	7,282
Germany	3,264
Japan	19,570
Netherlands	6,406
Other*	3,156
Total Income Taxes Paid, Net of Refunds	$44,054

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A Shares could result in unexpected tax liabilities for the Funds. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (“QFII”)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by non-residents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty, but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the “PRC”) rules regarding the taxation of non-resident investors are quickly evolving and certain

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. It is also unclear how China’s value added tax (“VAT”) may be affected by tax treaty provisions. If such a tax is collected, the expenses will be passed on and borne by the Funds. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Funds. If the Funds expect VAT to be imposed, they reserve the right to establish a reserve for such tax. If the Funds establish such a reserve but are not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Funds do not establish such a reserve but ultimately are subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from investments in a Fund. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of A Shares on a public Chinese exchange (such as the Shanghai Stock Exchange). However, such investors are still required to pay capital gains tax for gains realized on trades executed before November 17, 2014.

On November 7, 2018, China’s Ministry of Finance and the State Administration of Taxation jointly issued Circular 108. This circular announced a three year exemption from corporate income tax withholding (“WHT”) and Value Added Tax (“VAT”) for China-sourced bond interest derived by overseas institutional investors. The WHT and VAT exemptions were extended to December 31, 2027.

In 2020, the PRC government eliminated QFII and RQFII quotas, meaning that entities registered with the appropriate Chinese regulator will no longer be subject to quotas when investing in PRC securities (but will remain subject to foreign shareholder limits), and merged the two programs into the Qualified Foreign Investor regime (“QFI”).

8. PRINCIPAL RISKS

As with all exchange-traded funds (“ETFs”), shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

ARTIFICAL INTELLIGENCE AND TECHNOLOGY RISK — “AI and Technology” companies typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an AI and Technology company.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Certain AI and Technology companies may face special risks that their products or services may not prove to be commercially successful. Such companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, certain of such companies in which the Fund may invest may not currently be profitable and there can be no assurance that such companies will be profitable in the future.

CHINA RISK — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. China may be subject to considerable degrees of economic, political and social instability. In addition, the Chinese economy is export-driven and highly reliant on trade with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions or even the threat of such developments, could lead to significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

The RMB Bond market is volatile with a risk of trading suspensions in particular securities and government interventions. Trading in RMB Bonds may be suspended without warning and for lengthy periods. Information on such trading suspensions, including as to their expected length, may be unavailable. Securities affected by trading suspensions may be or become illiquid. In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

In addition, trade relations between the U.S. and China have been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China including by limiting the ability of Chinese issuers to list on the U.S. exchanges. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares. In addition, the U.S government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies, which may adversely impact the Fund, may mean that the Fund’s Underlying Index may need to adjust its methodology or could increase tracking errors for the Fund.

CONCENTRATION RISK — Because the assets of certain Funds are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index, the Fund may be subject to principal risks, as outlined in each Fund’s prospectus. Each Fund may have significant exposure to other industries or sectors over time.

CURRENCY RISK — The Funds’ assets will be invested in instruments denominated in foreign currencies and the income received by the Fund may be in foreign currencies. The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market at the time the Fund wishes to enter into the transaction, or through forward, futures or options contracts to purchase or sell foreign currencies.

The Fund’s NAV is determined on the basis of the U.S. dollar. The Fund may therefore lose value if the local currency of a foreign investment depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance over time.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets. Because many derivatives are an obligation of the counterparty rather than a direct investment in the reference asset, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations under the derivative agreement as a result of bankruptcy or otherwise. Any loss would result in a reduction in the NAV of the Fund and will likely impair the Fund’s ability to achieve its investment objective. The counterparty risk associated with the Fund’s investments will be greater if the Fund uses only a limited number of counterparties. If there are only a couple of potential counterparties, the Fund, subject to applicable law, may enter into transactions with as few as one counterparty at any time.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

EMERGING MARKETS RISK — Securities issued by entities with substantial operations or holdings in emerging market countries may involve additional risks and are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments in emerging market countries than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

EQUITY SECURITIES RISK — The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

FUTURES STRATEGY RISK — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts include: (a) an imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability to predict correctly the direction of market prices, interest rates, currency exchange rates and other economic factors; and (e) if the Fund has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund selling securities or financial instruments at a loss.

LIQUIDITY RISK — Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

MARKET RISK — The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, including those in foreign countries, or changes in global trade relationships could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

temporary or may last for extended periods and can occur suddenly and unexpectedly. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

NEW FUND RISK — If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

NON-DIVERSIFIED FUND RISK — Because a Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

OPERATIONAL AND CYBERSECURITY RISK — The Fund, Krane, its service providers and your ability to transact with the Fund may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service provides, to suffer data corruption or lose operational functionality. It is not possible for Krane or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

OPTIONS RISK — The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by the time remaining until the expiration of the option contract, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option by its purchaser to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency. Options are derivatives, which, as described above, can be illiquid and can imperfectly correlate with the reference asset(s).

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

PRIVATELY-ISSUED SECURITIES RISK — The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities are securities that have not been registered under the Securities Act and as a result are subject to legal restrictions on resale. Privately-issued securities are not traded on established markets and may be less liquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund. In addition, transaction costs may be higher for privately-issued securities than for more liquid securities. The Fund may have to bear the expense of registering privately-issued securities for resale and the risk of substantial delays in effecting the registration.

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that a Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

9. REVERSE STOCK SPLIT

The Board of the Trust approved a reverse share split of one to three (1:3) of the issued and outstanding shares of KraneShares KWEB Covered Call Strategy ETF (the “Reverse Split”). The Reverse Share Split was completed after the close of business on December 31, 2024. The effect of this transaction for the Fund was to reduce the number of outstanding Shares of the Fund by one-third, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period ended, have been given retroactive effect to reflect the reverse share split. There were no changes in net assets, results of operation or total return as a result of this transaction.

10. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

Notes to Financial Statements/Notes to Consolidated Financial Statements (concluded)

12. REVISION OF AN IMMATERIAL PRIOR-PERIOD ERROR

KraneShares Global Carbon Strategy ETF identified an error in certain elements of its 2025 financial statements related to improper recording of foreign exchange rates on futures transactions, interest, and fees. The prior year comparative financial statements herein were adjusted to correct this error. KraneShares Global Carbon Strategy ETF evaluated the error and concluded that it is immaterial to the previously issued financial statements.

The table below reflects the impacted line items as a result of the revisions to the 2025 Statements of Changes in Net Assets as presented in this report:

	2025 As Reported	2025 As Revised	Amount Revised
Net Investment Income	$7,898,469	$7,866,259	$(32,210)
Net Realized Loss	(33,307,741)	(33,566,576)	(258,835)
Net Increase (Decrease) in Net Assets Resulting from Operations	(705,837)	(996,882)	(291,045)
Capital Share Transactions: Redeemed	(129,766,611)	(129,641,611)	125,000
Decrease in Net Assets from Capital Share Transactions	(116,563,849)	(116,438,849)	125,000
Total Decrease in Net Assets	(131,634,727)	(131,800,772)	(166,045)
Net Assets:
Beginning of Year	303,812,947	303,649,366	(163,581)
End of Year	$172,178,220	$171,848,594	$(329,626)

13. SUBSEQUENT EVENTS

Please note that the following Funds are changing their respective names, effective on or around June 1, 2026:

-	KraneShares Dragon Capital Vietnam Growth Index ETF is changing its name to KraneShares Dragon Capital Growth of Vietnam Index ETF

-	KraneShares Emerging Markets Consumer Technology Index ETF is changing its name to KraneShares Public-Private Emerging Markets Internet and Technology ETF

-	KraneShares Artificial Intelligence and Technology ETF is changing its name to KraneShares Public-Private AI & Technology ETF

-	KraneShares Global Humanoid and Embodied Intelligence Index ETF is changing its name to KraneShares Global Humanoid Robotics and Physical AI Index ETF

Please also note that the name of the Underlying Index for KraneShares Global Humanoid Robotics and Physical AI Index ETF (formerly, KraneShares Global Humanoid and Embodied Intelligence Index ETF) is changing from MerQube Global Humanoid and Embodied Intelligence Index to MerQube Global Humanoid Robotics and Physical AI Index on or about June 16, 2026.

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

KraneShares Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities and consolidated statements of assets and liabilities of the funds listed in the Appendix, twenty-five of the funds comprising KraneShares Trust (collectively, the Funds), including the schedules of investments and consolidated schedules of investments, as of March 31, 2026, the related statements of operations and consolidated statement of operations for the year or period listed in the Appendix, the statements of changes in net assets and consolidated statements of changes in net assets for each of the years or periods in the two-year period listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights and consolidated financial highlights for each of the years or periods in the five-year period listed in the Appendix. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for each of the years or periods in the two-year period listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2026, by correspondence with custodian, transfer agent, and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more KraneShares investment companies since 2017.

Philadelphia, Pennsylvania

May 29, 2026

Report of Independent Registered Public Accounting Firm (continued)

Appendix

Funds with inception prior to March 31, 2022:

KraneShares CSI China Internet ETF

KraneShares Bosera MSCI China A 50 Connect Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares MSCI China Clean Technology Index ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares Asia Pacific High Income USD Bond ETF

KraneShares MSCI Emerging Markets ex China Index ETF

KraneShares Global Carbon Strategy ETF

KraneShares Value Line® Dynamic Dividend Equity Index ETF

KraneShares Mount Lucas Managed Futures Index Strategy ETF

KraneShares SSE STAR Market 50 Index ETF

Statement of operations or consolidated statement of operations for the year ended March 31, 2026

Statements of changes in net assets or consolidated statements of changes in net assets for each of the years in the two-year period ended March 31, 2026

Financial highlights or consolidated financial highlights for each of the years in the five-year period ended March 31, 2026

Funds with inception during the year ended March 31, 2022:

KraneShares Heng Seng TECH Index ETF

Statement of operations for the year ended March 31, 2026

Statements of changes in net assets for each of the years in the two-year period ended March 31, 2026

Financial highlights for each of the years in the four-year period ended March 31, 2026 and the period from June 8, 2021 (inception) through March 31, 2022

KraneShares California Carbon Allowance Strategy ETF

Consolidated statement of operations for the year ended March 31, 2026

Consolidated statements of changes in net assets for each of the years in the two-year period ended March 31, 2026

Consolidated financial highlights for each of the years in the four-year period ended March 31, 2026 and the period from October 4, 2021 (inception) through March 31, 2022

Funds with inception during the year ended March 31, 2023:

KraneShares KWEB Covered Call Strategy ETF

Statement of operations for the year ended March 31, 2026

Statements of changes in net assets for each of the years in the two-year period ended March 31, 2026

Financial highlights each of the years in the three-year period ended March 31, 2026 and the period from January 11, 2023 (inception) through March 31, 2023

Funds with inception during the year ended March 31, 2025:

KraneShares Hedgeye Hedged Equity Index ETF

Report of Independent Registered Public Accounting Firm (concluded)

Statement of operations for the year ended March 31, 2026

Statements of changes in net assets for the year ended March 31, 2026 and the period from July 15, 2024 (inception) through March 31, 2025

Financial highlights for the year ended March 31, 2026 and the period from July 15, 2024 (inception) through March 31, 2025

KraneShares Artificial Intelligence and Technology ETF

Statement of operations for the year ended March 31, 2026

Statements of changes in net assets for the year ended March 31, 2026 and the period from July 17, 2024 (inception) through March 31, 2025

Financial highlights for the year ended March 31, 2026 and the period from July 17, 2024 (inception) through March 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF

Statement of operations for the year ended March 31, 2026

Statements of changes in net assets for the year ended March 31, 2026 and the period from July 25, 2024 (inception) through March 31, 2025

Financial highlights for the year ended March 31, 2026 and the period from July 25, 2024 (inception) through March 31, 2025

KraneShares China Alpha Index ETF

Statement of operations for the year ended March 31, 2026

Statements of changes in net assets for the year ended March 31, 2026 and the period from August 27, 2024 (inception) through March 31, 2025

Financial highlights for the year ended March 31, 2026 and the period from August 27, 2024 (inception) through March 31, 2025

KraneShares Man Buyout Beta Index ETF

Statement of operations for the year ended March 31, 2026

Statements of changes in net assets for the year ended March 31, 2026 and the period from October 7, 2024 (inception) through March 31, 2025

Financial highlights for the year ended March 31, 2026 and the period from October 7, 2024 (inception) through March 31, 2025

Funds with inception during the year ended March 31, 2026:

KraneShares Global Humanoid and Embodied Intelligence Index ETF

Statements of operations and changes in net assets and the financial highlights for the period from June 4, 2025 (inception) through March 31, 2026

KraneShares Dragon Capital Vietnam Growth Index ETF

Statements of operations and changes in net assets and the financial highlights for the period from December 3, 2025 (inception) through March 31, 2026

KraneShares Wahed Alternative Income Index ETF

Statements of operations and changes in net assets and the financial highlights for the period from November 4, 2025 (inception) through March 31, 2026

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF

Statements of operations and changes in net assets and the financial highlights for the period from January 6, 2026 (inception) through March 31, 2026

Notice To Shareholders (Unaudited)

For shareholders that do not have a March 31, 2026 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2026 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2026, the Funds are designating the following items with regard to distributions paid during the year.

Return of Capital(1)	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(2)	Qualifying Dividend Income(3)	Qualifying Business Income(4)	U.S. Government Interest(5)	Interest Related Dividends(6)	Short Term Capital Gain Dividends(7)	Foreign Tax Credit(8)
KraneShares CSI China Internet ETF
0.00%	0.00%	100.00%	100.00%	0.00%	1.14%	0.00%	0.00%	0.20%	0.00%	0.00%
KraneShares Bosera MSCI China A 50 Connect Index ETF
0.00%	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.49%	0.00%	13.57%
KraneShares MSCI One Belt One Road Index ETF
0.00%	0.00%	100.00%	100.00%	0.19%	84.42%	0.00%	0.00%	0.31%	0.00%	14.91%
KraneShares Emerging Markets Consumer Technology Index ETF
0.00%	0.00%	100.00%	100.00%	0.00%	3.77%	0.00%	0.00%	0.28%	0.00%	1.51%
KraneShares MSCI China Clean Technology Index ETF
1.21%	0.00%	98.79%	100.00%	0.00%	99.81%	0.00%	0.00%	0.34%	0.00%	11.01%
KraneShares Electric Vehicles and Future Mobility Index ETF
0.00%	0.00%	100.00%	100.00%	17.45%	100.00%	0.00%	0.00%	1.28%	0.00%	26.71%
KraneShares MSCI All China Health Care Index ETF
0.00%	0.00%	100.00%	100.00%	0.00%	39.31%	0.00%	0.00%	0.49%	0.00%	2.76%
KraneShares Asia Pacific High Income Bond ETF
8.84%	0.00%	91.16%	100.00%	0.00%	0.00%	0.00%	0.00%	1.61%	0.00%	0.00%
KraneShares MSCI Emerging Markets ex China Index ETF
0.00%	0.00%	100.00%	100.00%	0.19%	42.87%	0.00%	0.00%	0.40%	0.00%	14.67%
KraneShares Global Carbon Strategy ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	2.51%	0.00%	0.00%
KraneShares Value Line® Dynamic Dividend Equity Index ETF
0.00%	53.20%	46.80%	100.00%	57.05%	54.73%	2.86%	0.00%	0.10%	100.00%	0.00%
KFA Mount Lucas Managed Futures Index Strategy ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	56.97%	19.39%	0.00%	0.00%
KraneShares SSE Star Market 50 Index ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KraneShares Hang Seng TECH Index ETF
0.00%	0.00%	100.00%	100.00%	0.00%	5.73%	0.00%	0.00%	1.42%	0.00%	0.00%
KraneShares California Carbon Allowance Strategy ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.80%	0.00%	0.00%
KraneShares KWEB Covered Call Strategy ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.22%	0.00%	0.00%	0.10%	100.00%	0.00%
KraneShares Hedgeye Hedged Equity Index ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.02%	100.00%	0.00%
KraneShares Artificial Intelligence and Technology ETF
0.00%	86.97%	13.03%	100.00%	8.39%	9.09%	0.00%	0.00%	0.24%	100.00%	0.00%
KraneShares Sustainability Ultra Short Duration Index ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	70.87%	100.00%	0.00%
KraneShares China Alpha Index ETF
0.00%	23.84%	76.16%	100.00%	0.31%	10.65%	0.00%	0.00%	0.04%	100.00%	1.27%
KraneShares Man Buyout Beta Index ETF
0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.33%	100.00%	0.00%
KraneShares Global Humanoid and Embodied Intelligence Index ETF
0.00%	0.00%	100.00%	100.00%	4.10%	18.75%	0.00%	0.00%	0.15%	100.00%	5.29%
KraneShares Dragon Capital Vietnam Growth Index ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Notice To Shareholders (Unaudited) (concluded)

Return of Capital(1)	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(2)	Qualifying Dividend Income(3)	Qualifying Business Income(4)	U.S. Government Interest(5)	Interest Related Dividends(6)	Short Term Capital Gain Dividends(7)	Foreign Tax Credit(8)
KraneShares Wahed Alternative Income Index ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF
43.65%	0.00%	56.35%	100.00%	10.26%	10.78%	0.00%	0.00%	1.44%	100.00%	0.00%

(1)	Return of capital is a payment received from the fund that is not considered to be taxable income. The return of capital distribution is considered to be a return of the investor’s original investment and reduces the investor’s cost basis in the fund.
(2)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).
(3)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(4)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.
(5)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.
(6)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(7)	The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(8)	The following Funds intend to pass through a foreign tax credit to their shareholders. For the fiscal year ended March 31, 2026, the total amount of foreign source income and amount of foreign tax to be paid is as follows:

	Foreign Source Income	Foreign Tax Credit Pass Through
KraneShares Bosera MSCI China A 50 Connect Index ETF	$4,482,497	$561,514
KraneShares MSCI One Belt One Road Index ETF	97,376	13,527
KraneShares Emerging Markets Consumer Technology Index ETF	240,317	30,851
KraneShares MSCI China Clean Technology Index ETF	503,045	62,773
KraneShares Electric Vehicles and Future Mobility Index ETF	162,768	52,911
KraneShares MSCI All China Health Care Index ETF	919,027	91,235
KraneShares MSCI Emerging Markets ex China Index ETF	2,057,022	397,118
KraneShares China Alpha Index ETF	337,962	34,665
KraneShares Global Humanoid and Embodied Intelligence Index ETF	229,131	43,971

The allocable share of foreign tax credit will be reported on Form 1099-DIV.

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Other Information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

On May 7, 2026, at a joint special meeting (the “Special Meeting”) of the respective shareholders of each series of the Trust (such series, the “Funds”), the approval of a new investment advisory agreement between the Adviser and the Trust on behalf of each Fund, to be voted on separately by the shareholders of each Fund, was submitted to the shareholders of each Fund. At the Special Meeting, with respect to the KraneShares Bosera MSCI China A 50 Connect Index ETF (“KBA”), authorization for KBA to rely on a manager of managers exemptive order, to be voted on solely by the shareholders of KBA, was also submitted to shareholders of KBA. The Special Meeting has been adjourned to June 4, 2026, as the requisite number of votes had not been cast, and may be further adjourned at the June 4 adjournment.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration is shown on the Statements of Operations/Consolidated Statements of Operations of the financial statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Effective March 31, 2026, Krane Fund Advisors, LLC (“Krane”) entered into an agreement with China International Capital Corporation Limited (“CICC”) whereby Krane’s officers and certain of its employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in Krane from CICC, resulting in a change of control of Krane (the “Transaction”). Under the Investment Company Act of 1940, as amended (the “1940 Act”), the closing of the Transaction (“Closing”) will result in an “assignment” and termination of the current investment advisory agreement between Krane and the Trust, on behalf of each Fund (the “Current Advisory Agreement”). The Transaction is expected to close no later than June 30, 2026.

To ensure that the management of each Fund (as defined below) will continue without any interruption following the Closing, at a meeting held on February 20, 2026, the Board of Trustees (the “Board”) of the Trust, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, (the “Independent Trustees”), considered and approved a new Investment Advisory Agreement (the “New KFA Agreement”) between Krane and the Trust on behalf of each of the following separate series of the Trust (each, a “Fund” and collectively, the “Funds”):

○	KraneShares CSI China Internet ETF (KWEB);

○	KraneShares Bosera MSCI China A 50 Connect Index ETF (“KBA”);

○	KraneShares MSCI One Belt One Road Index ETF (OBOR);

○	KraneShares Emerging Markets Consumer Technology Index ETF (KEMQ);

○	KraneShares MSCI China Clean Technology Index ETF (KGRN);

○	KraneShares Electric Vehicles and Future Mobility Index ETF (KARS);

○	KraneShares MSCI All China Health Care Index ETF (KURE);

Other Information (Form N-CSR Items 8-11) (Unaudited) (continued)

○	KraneShares Asia Pacific High Income USD Bond ETF (“KHYB”);

○	KraneShares MSCI Emerging Markets ex China Index ETF (KEMX);

○	KraneShares Global Carbon Strategy ETF (“KRBN”);

○	KraneShares Value Line® Dynamic Dividend Equity Index ETF (KVLE);

○	KraneShares Mount Lucas Managed Futures Index Strategy ETF (“KMLM”);

○	KraneShares SSE STAR Market 50 Index ETF (“KSTR”);

○	KraneShares Hang Seng TECH Index ETF (KTEC);

○	KraneShares California Carbon Allowance Strategy ETF (“KCCA”);

○	KraneShares KWEB Covered Call Strategy ETF (KLIP);

○	KraneShares Hedgeye Hedged Equity Index ETF (“KSPY”);

○	KraneShares Artificial Intelligence and Technology ETF (“AGIX”);

○	KraneShares Sustainable Ultra Short Duration Index ETF (KCSH);

○	KraneShares China Alpha Index ETF (KCAI);

○	KraneShares Man Buyout Beta Index ETF (“BUYO”);

○	KraneShares Global Humanoid and Embodied Intelligence Index ETF (KOID);

○	KraneShares Dragon Capital Vietnam Growth Index ETF (“KPHO”);

○	KraneShares Wahed Alternative Income Index ETF (“KWIN”); and

○	KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF (KIQQ).

At the same meeting, the Board also considered and approved the following:

●	an interim advisory agreement (the “Interim Advisory Agreement”) between Krane and the Trust on behalf of each Fund;

●	a new sub-advisory agreement and an interim sub-advisory agreement (the “Bosera Agreements”) between Bosera Asset Management (International) Co., Ltd. (“Bosera”) and Krane, on behalf of KBA and KSTR;

●	a new sub-advisory agreement and an interim sub-advisory agreement (the “CFP Agreements”) between Climate Finance Partners LLC (“CFP”) and Krane, on behalf of each of KRBN and KCCA;

●	a new sub-advisory agreement and an interim sub-advisory agreement (the “Etna Agreements”) between Etna Capital Management Company Ltd. (“Etna”) and Krane on behalf of AGIX;

●	a new sub-advisory agreement and an interim sub-advisory agreement (the “MLIA Agreements”) between Mount Lucas Index Advisers LLC (“MLIA”) and Krane on behalf of KMLM;

●	a new sub-advisory agreement and an interim sub-advisory agreement (the “Numeric Agreements”) between Numeric Investors, LLC (“Numeric”) and Krane on behalf of BUYO;

●	a new sub-advisory agreement and an interim sub-advisory agreement (the “HAM Agreements”) between Hedgeye Asset Management, LLC (“HAM”) and Krane on behalf of KSPY;

Other Information (Form N-CSR Items 8-11) (Unaudited) (continued)

●	a new sub-advisory agreement and an interim sub-advisory agreement (the “Wahed Agreements”) between Wahed Invest LLC (“Wahed”) and Krane on behalf of KWIN;

●	a new sub-advisory agreement and an interim sub-advisory agreement (the “Dragon Capital Agreements”) between Dragon Capital Management (HK) Limited (“Dragon Capital”) and Krane on behalf of KPHO; and

●	a new sub-advisory agreement and an interim sub-advisory agreement (the “Amova Agreements”) between Amova Asset Management Americas, Inc. (“Amova”) and Krane on behalf of KHYB.

Bosera, CFP, Etna, MLIA, Numeric, HAM, Wahed, Dragon Capital and Amova are referred to collectively herein as the “Sub-Advisers.” The Bosera Agreements, the CFP Agreements, the Etna Agreements, the MLIA Agreements, the Numeric Agreements, the HAM Agreements, the Wahed Agreements, the Dragon Capital Agreements and the Amova Agreements are referred to collectively herein as the “Sub-Advisory Agreements.” The New KFA Agreement and Interim Advisory Agreement are collectively referred to herein as the “Advisory Agreements.” The Sub-Advisory Agreements and the Advisory Agreements are collectively referred to herein as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on February 20, 2026, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests relating to the Board’s consideration of the Advisory Agreements with respect to each of the Funds. The Board also considered information provided by each Sub-Adviser in response to separate written requests directed to each Sub-Adviser.

The Board considered that its evaluation process with respect to Krane and each Sub-Adviser is an ongoing one, and the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services to be provided to each Fund by Krane and (as applicable) the relevant Sub-Adviser. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings, including at executive sessions held by the Independent Trustees.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to each Fund by Krane and, if applicable, by its respective Sub-Adviser; (2) the compensation proposed to be paid by each Fund under the Advisory Agreements; (3) the costs of the services to be provided by Krane and the profitability of Krane with respect to its relationship with the Funds; (4) the extent to which economies of scale could be realized as the Funds grow and whether the unitary fee charged to the Funds under the Advisory Agreements will enable investors in the Funds to share in any such economies of scale; and (5) other benefits Krane and the Sub-Advisers will receive from their respective relationship with the Funds.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the February 20, 2026 executive session of the Independent Trustees and the February 20, 2026 meeting of the Board, the Board considered the nature, quality, and extent of the overall services that will be provided by Krane and (as applicable) the relevant Sub-Adviser under the Agreements. The Board considered that the services currently provided by Krane will continue under the Advisory Agreements, and that there will be no change to the Krane personnel providing such services to the Funds. The Board

Other Information (Form N-CSR Items 8-11) (Unaudited) (continued)

considered the responsibilities of Krane with respect to each Fund under the Advisory Agreements, including its obligation to oversee the services provided by the Sub-Advisers (as applicable). The Board also discussed the nature, quality and extent of services to be provided by the Sub-Advisers under the Sub-Advisory Agreements.

The Advisory Agreements

●	The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel who provide services to the Funds managed directly by Krane and also considered the expertise of Krane personnel charged with oversight of the Sub-Advisers. The Board noted management’s representation that Krane will retain its investment, compliance and operational personnel after the Transaction.

●	The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board noted that Krane, together with the Sub-Advisers (if applicable), is responsible for assessing the market appeal and the investment strategy of each Fund, and that Krane continually seeks to create new series of the Trust that present unique investment strategies and meet unique investor needs. The Board considered the related entrepreneurial risk assumed by Krane with respect to the Trust and Funds.

●	The Board noted that Krane routinely reevaluates the Funds’ performance and whether each series continues to meet investor needs. The Board considered that Krane had recommended the termination of several underperforming series of the Trust during the prior year, eliminating the need for Krane personnel to manage investments, operations and compliance for such series.

●	The Board considered that Krane is responsible for arranging and overseeing all service providers for the Trust.

●	The Board also considered that Krane has established and oversees a securities lending program for the benefit of the Funds. The Board recognized that Krane also benefits from the securities lending program through sharing a percentage of the fee. The Board noted that it receives a quarterly report of securities lending activities and the effect of such program on the Funds.

The Bosera Agreements

●	The Board took note of the significant experience of Bosera’s portfolio management team with respect to investments in China and access to the China A Share market.

●	The Board considered that KSTR provides access to the 50 largest and most liquid companies listed on China’s STAR Market, which is focused on innovative, pre-profit technology companies.

●	The Board noted the continued evolution of Bosera’s compliance function and its long-term relationship with Krane.

The CFP Agreements

●	The Board took note that the carbon suite Funds reflect CFP’s expertise with respect to carbon credits and developing carbon allocation and offset markets.

●	The Board noted that CFP is a non-discretionary sub-adviser to the carbon suite Funds and considered the relative roles of personnel at both Krane and CFP with respect to management of the carbon suite Funds and their wholly-owned subsidiaries (as applicable).

Other Information (Form N-CSR Items 8-11) (Unaudited) (continued)

●	The Board noted that KRBN provides investors with access to investments in carbon allowance futures across the largest, most liquid global emissions trading systems, with exposure to carbon markets in the European Union, California, the United Kingdom, the Northeast power sector, and Washington state.

●	The Board noted that KCCA provides investors with unique access to California carbon allowance futures.

The Etna Agreements

●	The Board considered that Etna provides investors in AGIX with direct exposure to private artificial intelligence companies, and that this exposure differentiates AGIX from passive exchange-traded funds.

●	The Board considered the operational resources, including deal sourcing, oversight of private investments, and analysis related to valuation that are required from Etna.

The MLIA Agreements

●	The Board took note of the experience of MLIA portfolio staff managing KMLM’s futures portfolio.

●	The Board noted that the KMLM structure provides non-institutional investors with access to a managed futures portfolio that can provide uncorrelated returns.

●	The Board recognized that KMLM has outperformed peers since inception because the portfolio composition positioned the Fund well against recent global volatility.

The Numeric Agreements

●	The Board took note of the qualifications, background and responsibilities of personnel at Numeric who will provide services to BUYO.

●	The Board noted that the BUYO strategy was designed to be a closer proxy for private equity performance and risk exposures than an allocation to a standard public equity benchmark. The Board noted that Numeric has successfully managed this strategy in a different type of product for more than six years.

●	The Board considered Krane’s involvement with Numeric in developing the underlying index and refining the strategy for a registered investment company wrapper.

The HAM Agreements

●	The Board took note of the qualifications, background and responsibilities of personnel at HAM who will provide services to KSPY.

●	The Board considered that KSPY is designed to provide investors with passive exposure to the S&P 500 Index, while seeking to reduce volatility and to provide downside risk management through a combination of put and call options to hedge its underlying exposure to the S&P 500.

●	The Board noted the participation of HAM, a well-known research organization, in developing the Hedgeye Hedged Equity Index, KSPY’s underlying index.

The Wahed Agreements

●	The Board considered that KWIN is designed to generate Sharia-compliant option income

Other Information (Form N-CSR Items 8-11) (Unaudited) (continued)

for investors by capturing option premium spreads through short call and long put positions.

●	The Board took note of the experience of Wahed personnel, noting that Wahed is a global financial technology company that operates a Sharia-compliant robo-advisor and manages other Sharia-compliant ETFs.

●	The Board noted Wahed’s involvement in ensuring that the Wahed Shariah Alternative Income Index, the underlying index for KWIN, provides Sharia-compliant income, as well as Krane’s responsibility for submitting investment orders and executing trades on behalf of KWIN.

The Dragon Capital Agreements

●	The Board noted that Dragon Capital provides investors in KPHO with exposure to Vietnamese companies selected based on fundamental and proprietary growth criteria.

●	The Board considered that Dragon Capital is the largest fund manager in Vietnam with over 30 years of experience.

The Amova Agreements

●	The Board noted that investors in KHYB have access to a portfolio actively managed by one of the largest asset management firms in Asia with significant experience managing fixed income portfolios in Japan and across Asia.

●	The Board considered that KHYB invests in high-yield bonds across the Asia Pacific region.

●	The Board considered that the lead portfolio manager of KHYB has a significant tenure at Amova and is supported by a large and experienced fixed income team.

B.	Investment Performance

The Board noted that it considers the performance of each operational Fund versus an identified Morningstar peer group at each regular meeting of the Board. At the Meeting, the Board considered each Fund’s performance versus its broad Morningstar peer group, as well as a select group of competitors identified by Krane and, in certain cases, a second peer group curated to better reflect the strategy of a particular Fund. The Board recognized that many of the Funds are in the same Morningstar peer group because they have significant exposure to China, notwithstanding the meaningful differences in the Funds’ underlying indexes and investment strategies. The Board noted the limitations of comparisons versus such a large and undifferentiated peer group and considered that the Funds offer shareholders access to unique investment opportunities, particularly in China.

The Board noted that three of the Funds are actively managed, and it considered that the performance of each actively managed Fund relative to its respective peer group is an appropriate measurement of performance.

●	KLIP. The Board noted that KLIP’s since-inception performance exceeded the median of its peer group, primarily because most of the funds in the peer group are exposed to U.S. markets, which have underperformed China, the market to which KLIP provides exposure, during the period. The Board noted KLIP’s one-year performance was below the peer group median, reflecting the recent rally in U.S. markets.

●	KHYB. The Board considered that KHYB’s performance was below the median of its peer group for the three- and five-year periods, primarily due to heightened default risks in China’s real estate development sector during those periods. The Board noted that KHYB was above the peer group median for the one-year period due to the recent re-rating of developer bonds held

Other Information (Form N-CSR Items 8-11) (Unaudited) (continued)

by the Fund, as well as strong regional growth trends and corporate balance sheets.

●	AGIX. The Board noted that AGIX’s one-year and since-inception performance exceeded its peer group’s median primarily because the proprietary AI scoring methodology used by AGIX to identify companies with higher AI exposure contributed positively to performance during those periods.

With respect to those Funds that are passively managed and track the performance of an underlying index, the Board considered that the tracking error of each Fund against its underlying index was a more meaningful representation of the Fund’s performance. The Board received and reviewed a report from Krane summarizing each passively managed Fund’s tracking error versus its benchmark over a one-year period. The Board also considered a tracking error attribution report, noting that tracking error of the passively managed Funds resulted from a variety of factors, including but not limited to a Fund’s inability to hold all securities in its benchmark index due to the requirements of the Presidential Executive Order 13959, as amended by Executive Order 14032 (Addressing the Threat From Securities Investments That Finance Certain Companies of the People’s Republic of China), the need for a Fund to comply with diversification requirements imposed by the Internal Revenue Code, or whether a Fund follows a sampling approach to tracking its index, rather than a full replication of the index.

The Board also considered other factors, including the use of fair value pricing by the Funds and the Funds’ asset inflows and outflows, which affect the performance of the Funds but not their underlying indexes. The Board considered that these factors can be expected to primarily affect the Funds’ tracking error.

C.	Compensation

The Board considered that the unitary fee proposed to be paid by each Fund would be unchanged after the Transaction. The Board considered that under the unitary fee arrangement, Krane is responsible for paying most of each Fund’s expenses, including those of its principal service providers and Sub-Adviser (if applicable). The Board reviewed and considered the fees to be paid by each Fund in light of the nature, quality and extent of the services provided or obtained by Krane. The Board also considered that Krane has imposed fee waivers on certain Funds and considered the net expense ratios of the currently operational Funds compared to those of their peer groups.

The Board noted that the management fees to be paid by the Funds under the New KFA Agreement will be the same as those paid under the Current Advisory Agreement. The Board also noted that the management fees to be paid by many of the Funds are higher than the median management fee within their respective Morningstar peer groups and that the total expense ratios of many Funds are managed through the use of expense waivers. The Board considered that the Morningstar peer groups for the Funds do not reflect the unique exposure and thematic approach of the Funds and considered that the Funds’ total expense ratios are generally consistent with those of their direct peers. The Board considered that the Funds offer unique investment exposure for investors in U.S. registered funds and considered the operational costs and entrepreneurial risks that will continue to be incurred by Krane under the New KFA Agreement.

Although the Board received information regarding the fees to be paid to the Sub-Advisers under the Sub-Advisory Agreements, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of sub-advisory fee rates. The Board also considered that Krane (and not the Funds) will pay each Sub-Adviser’s fees.

Other Information (Form N-CSR Items 8-11) (Unaudited) (continued)

The Board considered that, under the Interim Advisory Agreement, fees to be paid to Krane by a particular Fund would be escrowed, but that Krane would have to continue to pay the Sub-Adviser to such Fund. The Board noted that the total expense ratio of each Fund will not change as a result of the Transaction.

D.	Costs and Profitability

The Board reviewed a report of Fund-by-Fund profitability prepared by Krane. The Board considered Krane’s commitment to the success of each Fund and the use of a unitary fee structure under which Krane bears the risk if certain expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board recognized that the volatility in asset flows experienced by the Trust overall can directly and materially affect Krane’s profitability. The Board also considered that Krane has established a securities lending program for the benefit of the Funds, and that fees earned by Krane from such Funds can affect the profitability of such Funds to Krane.

The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses Krane will pay in accordance with the Agreements.

E.	Other Benefits

The Board considered the extent to which Krane will continue to derive ancillary benefits from the Funds’ operations, including benefits to Krane as a result of its ability to use the assets of certain Funds to engage in soft dollar transactions and the existence of a securities lending program for the Funds. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the Funds.

The Board noted that certain members of management will participate in ownership of Krane subsequent to the Transaction. The Board did not observe any other specific benefits to be realized by Krane or its management as a result of the Transaction.

F.	Economies of Scale

The Board considered whether fees under the Advisory Agreements reflect the potential for economies of scale for the benefit of Fund shareholders. The Board determined that, at present, economies of scale are not a material factor for the Board to consider in connection with the Advisory Agreements.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

*****

Other Information (Form N-CSR Items 8-11) (Unaudited) (continued)

At a meeting held on May 20, 2025, the Board, including all of the Independent Trustees, approved the following agreements:

●	the existing investment advisory agreement (the “Advisory Agreement”) between Krane and the Trust, on behalf of each of the following Funds:

●	KraneShares Wahed Alternative Income Index ETF (KWIN); and

●	KraneShares Dragon Capital Vietnam Growth Index ETF (KPHO);

●	a sub-advisory agreement (the “Wahed Agreement”) between Wahed and Krane on behalf of KWIN; and

●	a sub-advisory agreement (the “Dragon Capital Agreement”) between Dragon Capital and Krane on behalf of KPHO.

Wahed and Dragon Capital are referred to herein each as a “Sub-Adviser” and collectively as the “Sub-Advisers.” The Wahed Agreement and the Dragon Capital Agreement are referred to collectively herein as the “Sub-Advisory Agreements.” The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to herein as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 20, 2025, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests for information regarding the Funds and the Advisory Agreement. The Board also considered information provided by each Sub-Adviser in response to separate written requests directed to each Sub-Adviser.

The Board considered that its evaluation process with respect to Krane and each Sub-Adviser is an ongoing one, and the Board will consider information at each of its regularly scheduled meetings related to, among other matters, the services provided to each Fund by Krane and the relevant Sub-Adviser. The Board considered that the Independent Trustees also receive additional information outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to each Fund by Krane and the relevant Sub-Adviser; (2) the proposed compensation to be paid by each Fund under the Advisory Agreement; (3) the costs of the services to be provided by Krane and the profitability expectations of Krane with respect to its relationship with the Funds; (4) the extent to which economies of scale could be realized as the Funds grow and whether the unitary fee charged under the Advisory Agreement will enable investors in the Funds to share in any such economies of scale; and (5) other benefits Krane and the Sub-Advisers will receive from their respective relationship with the Funds.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 20, 2025 executive session of the Independent Trustees and the May 20, 2025 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane and the relevant Sub-Adviser to each Fund under the Agreements. The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel who provide services to the Funds managed directly by Krane and also considered the expertise of Krane personnel charged with oversight of the Sub-Advisers.

Other Information (Form N-CSR Items 8-11) (Unaudited) (continued)

The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board noted that Krane, together with the Sub-Advisers, is responsible for assessing the market appeal and the investment strategy of each Fund, and that Krane continually seeks to create new series of the Trust that present unique investment strategies and meet unique investor needs. The Board considered the related entrepreneurial risk assumed by Krane with respect to the Trust and the Funds

With respect to the Wahed Agreement, the Board considered that KWIN is designed to generate Sharia-compliant option income for investors by capturing option premium spreads through short call and long put positions. The Board took note of the experience of Wahed personnel, noting that Wahed is a global financial technology company that operates a Sharia-compliant robo-advisor and manages other Sharia-compliant ETFs. The Board noted Wahed’s involvement in ensuring that the Wahed Shariah Alternative Income Index, the underlying index for KWIN, provides Sharia-compliant income, as well as Krane’s responsibility for submitting investment orders and executing trades on behalf of KWIN.

With respect to the Dragon Capital Agreement, the Board noted that Dragon Capital provides investors in KPHO with exposure to Vietnamese companies selected based on fundamental and proprietary growth criteria. The Board considered that Dragon Capital is the largest fund manager in Vietnam with over 30 years of experience.

Based on the foregoing, the Board concluded that each Fund is likely to benefit from the nature, extent and quality of the services to be provided by Krane and the Sub-Advisers under the Agreements.

B.	Investment Performance

The Board noted that, because the Funds have not yet commenced investment operations, they have no investment performance. The Board considered that once the Funds commence operations, the Board will receive regular reports regarding each Fund’s performance relative to a broad Morningstar peer group, and potentially a select group of peers identified by Krane. The Board also considered that at its regular meetings it will receive information regarding the performance of each Fund against the performance of its respective underlying index. The Board recognized that there may be limited peers available for the Funds.

C.	Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane will enter into a unitary advisory fee arrangement for each Fund. The Board also considered that Krane structured the proposed fees for the Funds in a manner that is consistent with other series of the Trust. The Board took note that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the Funds, including those of the principal service providers, and that Krane takes the risk that the Funds may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

The Board considered the proposed fee for the Funds compared to their respective Morningstar universe, noting that the proposed fees and expenses for the Funds are higher than the median of the peer group. The Board noted that the management fees to be paid by the Funds are higher than the median management fee within their respective Morningstar peer groups. The Board considered Krane’s representation that the Funds present highly differentiated strategies and took

Other Information (Form N-CSR Items 8-11) (Unaudited) (continued)

note of the specialized expertise and structuring required to provide such strategies in a U.S. registered fund wrapper. The Board noted the operational costs and entrepreneurial risks that will be incurred by Krane under the Advisory Agreement.

Although the Board received information regarding the fees to be paid to the Sub-Advisers under the Sub-Advisory Agreements, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of sub-advisory fee rates. The Board also considered that Krane (and not the Funds) will pay each Sub-Adviser’s fees.

D.	Costs and Profitability

The Board considered pro-forma projected profit and loss statements for the Funds. The Board recognized that, because the Funds have not yet launched, it is difficult to estimate how profitable they will be to Krane, although the Board recognized that the Funds will leverage procedures and systems put in place in connection with management of other series of the Trust. The Independent Trustees also considered information from Krane regarding its overall profitability and discussed with Krane’s management how launching the Funds could impact such profitability. The Board noted Krane’s continuing commitment to operating the Trust and its continued use of a unitary fee structure under which it will bear many of the expenses of the Funds. Based on these and other considerations, the Board considered that the profitability of the Funds was not a material factor in its consideration of the Agreements.

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the operations of the Funds. The Board considered that Krane could benefit if the Funds participate in the Trust’s securities lending program or if Krane could use each Fund’s assets to engage in soft dollar transactions. The Board determined that, at present, it did not observe any specific benefits to be realized by Krane as a result of launching the Funds.

F.	Economies of Scale

The Board considered whether fees under the Advisory Agreement reflect the potential for economies of scale for the benefit of Fund shareholders. The Board determined that, at present, economies of scale are not a material factor for the Board to consider in connection with Advisory Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

*****

At a meeting held on September 10, 2025, the Board, including all of the Independent Trustees, approved the Advisory Agreement between Krane and the Trust, on behalf of KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF (“KIQQ” or the “Fund”).

Other Information (Form N-CSR Items 8-11) (Unaudited) (continued)

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on September 10, 2025, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests for information regarding the Fund and the Advisory Agreement.

The Board considered that its evaluation process with respect to Krane is an ongoing one, and the Board will consider information at each of its regularly scheduled meetings related to, among other matters, the services provided to KIQQ by Krane. The Board considered that the Independent Trustees also receive additional information outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees.

In evaluating the Advisory Agreement, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to the Fund by Krane; (2) the proposed compensation to be paid by the Fund under the Advisory Agreement; (3) the costs of the services to be provided by Krane and the profitability expectations of Krane with respect to its relationship with the Fund; (4) the extent to which economies of scale could be realized as the Fund grows and whether the unitary fee charged under the Advisory Agreement will enable investors in the Fund to share in any such economies of scale; and (5) other benefits Krane will receive from its relationship with the Fund.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the September 10, 2025 executive session of the Independent Trustees and the September 10, 2025 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane to the Fund under the Advisory Agreement. The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel who provide services to the Fund, in particular that the Fund’s primary portfolio manager has more than 20 years of experience working with equity derivatives in trading, capital markets, and fund management capacities.

The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust and each new series of the Trust. The Board noted that Krane was responsible for assessing the market appeal and the investment strategy of the Fund, and that Krane continually seeks to create new series of the Trust that present unique investment strategies and meet unique investor needs. The Board considered the related entrepreneurial risk assumed by Krane with respect to the Trust and the Fund.

Based on the foregoing, the Board concluded that the Fund is likely to benefit from the nature, extent and quality of the services to be provided by Krane under the Advisory Agreement.

B.	Investment Performance

The Board noted that, because the Fund has not yet commenced investment operations, it has no investment performance. The Board considered that once the Fund commences operations, the Board will receive regular reports regarding its performance relative to a broad Morningstar peer group, and potentially a select group of peers identified by Krane. The Board also considered that at its regular meetings it will receive information regarding the performance of the Fund against the performance of its respective underlying index. The Board recognized that there may be limited peers available for the Fund.

Other Information (Form N-CSR Items 8-11) (Unaudited) (continued)

C.	Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane will enter into a unitary advisory fee arrangement for the Fund. The Board also considered that Krane structured the proposed fees for the Fund in a manner that is consistent with other series of the Trust. The Board took note that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the Fund, including those of the principal service providers, and that Krane takes the risk that the Fund may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

The Board considered the proposed fee for the Fund compared to its Morningstar universe, noting that the proposed fees and expenses for the Fund are higher than the median of the peer group. The Board considered Krane’s representation that the Fund presents a highly differentiated strategy and took note of the specialized expertise and structuring required to provide such strategy in a U.S. registered fund wrapper. The Board noted the operational costs and entrepreneurial risks that will be incurred by Krane under the Advisory Agreement.

D.	Costs and Profitability

The Board considered pro-forma projected profit and loss statements for the Fund. The Board recognized that, because the Fund has not yet launched, it is difficult to estimate how profitable it will be to Krane, although the Board recognized that the Fund will leverage procedures and systems put in place in connection with management of other series of the Trust. The Independent Trustees also considered information from Krane regarding its overall profitability and discussed with Krane’s management how launching the Fund could impact such profitability. The Board noted Krane’s continuing commitment to operating the Trust and its continued use of a unitary fee structure under which it will bear many of the expenses of the Fund. Based on these and other considerations, the Board considered that the profitability of the Fund was not currently a material factor in its consideration of the Advisory Agreement.

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the operations of the Fund. The Board considered that Krane could benefit if the Fund participates in the Trust’s securities lending program or if Krane could use the Fund’s assets to engage in soft dollar transactions. The Board determined that, at present, it did not observe any specific benefits to be realized by Krane as a result of launching the Fund.

F.	Economies of Scale

The Board considered whether fees under the Advisory Agreement reflect the potential for economies of scale for the benefit of Fund shareholders. The Board determined that, at present, economies of scale are not a material factor for the Board to consider in connection with the Advisory Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Advisory Agreement. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Advisory Agreement. Based on its

Other Information (Form N-CSR Items 8-11) (Unaudited) (concluded)

review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Advisory Agreement, were reasonable in light of the factors considered by the Board.

KraneShares Trust:	Sub-Adviser:
280 Park Avenue 32nd Floor New York, NY 10017	Numeric Investors LLC 200 Pier 4 Boulevard, Fifth Floor Boston, MA 02210

Investment Adviser:	Sub-Adviser
Krane Funds Advisors, LLC 280 Park Avenue 32nd Floor New York, NY 10017	Wahed Invest LLC 27 East 28th Street, 8th Floor New York, New York 10016

Sub-Adviser:	Distributor:
Amova Asset Management Americas, Inc.	SEI Investments Distribution Co.
605 Third Avenue 38th Floor	One Freedom Valley Drive
New York, NY 10158	Oaks, PA 19456

Sub-Adviser:	Administrator:
Bosera Asset Management	SEI Investments Global Funds Services
(International) Co., Ltd.	One Freedom Valley Drive
Suite 4109	Oaks, PA 19456
Jardine House
One Connaught Place	Independent Registered Public Accounting Firm:
Central, Hong Kong	KPMG LLP
1735 Market Street
Sub-Adviser:	Philadelphia, PA 19103
Climate Finance Partners LLC
1000 N. West Street
Wilmington, DE 19801

Sub-Adviser:
Dragon Capital Management
(HK) Limited
Unit 2406, 24/F
9 Queen’s Road Central, Hong Kong

Sub-Adviser:
Etna Capital Management Company Ltd.
1532 Nexxus Building
Connaught Road, Central Hong Kong

Sub-Adviser:
Hedgeye Asset Management, LLC
1 High Ridge Park, Third Floor
Stamford, Connecticut 06905

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-AR-001-1300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), is filed herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: June 8, 2026

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: June 8, 2026